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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, CA	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds

SEMI-ANNUAL REPORT
(Unaudited)

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Wilshire 5000 Indexsm Fund

Wilshire International Equity Fund

Wilshire Income Opportunities Fund

June 30, 2017 http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Letter to Shareholders	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire International Equity Fund	23
Wilshire Income Opportunities Fund	27
Disclosure of Fund Expenses	31
Schedule of Investments/Condensed Schedules of Investments:
Large Company Growth Portfolio	34
Large Company Value Portfolio	36
Small Company Growth Portfolio	38
Small Company Value Portfolio	40
Wilshire 5000 IndexSM Fund	42
Wilshire International Equity Fund	44
Wilshire Income Opportunities Fund	48
Statements of Assets and Liabilities	69
Statements of Operations	72
Statements of Changes in Net Assets	74
Financial Highlights:
Large Company Growth Portfolio	79
Large Company Value Portfolio	81
Small Company Growth Portfolio	83
Small Company Value Portfolio	85
Wilshire 5000 IndexSM Fund	87
Wilshire International Equity Fund	89
Wilshire Income Opportunities Fund	93
Notes to Financial Statements	95
Additional Fund Information	118

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by Ultimus Fund Distributors, LLC.

Wilshire Mutual Funds Letter to Shareholders (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2017 to June 30, 2017, for all share classes of the Large Company Growth Fund, Large Company Value Fund, Small Company Growth Fund, Small Company Value Fund, Wilshire 5000 Index Fund, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund.

Market Environment

U.S. Equity Market
The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 8.7% during the first half of the year. During the first six months of the year, growth oriented stocks outpaced value securities across capitalizations and large capitalization securities outpaced their smaller capitalization counterparts. Sector performance was mostly positive during the period. Health Care, Information Technology and Consumer Discretionary returned 17.1%, 17.0%, and 11.7%, respectively. Conversely, Energy was weighed down by slumping oil prices and Telecom Services experienced negative returns as interest rate sensitivity remained a concern. The sectors returned -12.0% and -8.2%, respectively.

International Equity Market
After lagging domestic equities the last four years, international equities outperformed domestic equity markets during the first half of the year as the MSCI EAFE Index returned 13.8%. Emerging markets surged during the period benefitting from a weakening US Dollar, diminished fears over Chinese economic growth, and their overall valuation discount relative to developed markets. The MSCI Emerging Markets Index rose 18.4% through June 30. To end the first quarter, the UK officially triggered Article 50 formally beginning the country’s process to break from the European Union. The period ended with European Central Bank (ECB) President, Mario Draghi, hinting that the ECB may begin winding down its accommodative policies as the European economy shows signs of sustained economic improvement. While essentially flat during the first quarter, Japanese equities performed well during the second quarter as the yen weakened versus the US Dollar benefitting exporters. The MSCI Japan Index returned 9.9% for the period. Additionally, the second quarter of 2017 marked the fifth consecutive quarter of GDP expansion for Japan – the first time this has occurred since 2006.

Bond Market
Bonds overall performed well during the first six months of 2017 despite fears of a surge in interest rates. The Bloomberg Barclays US Aggregate Bond Index rose 2.3% for the period. While the Federal Reserve raised its federal funds rate at its March and June meetings, rates on longer-term bonds remain low and the US Treasury yield curve flattened over the second half of the period. US Treasuries hit a peak of 2.60% in mid-March but fell to 2.31% by the close of the first half of the year. Credit and non-investment grade bonds continued their strong run as high yield spreads narrowed 45 basis points over the quarter and the Bloomberg Barclays High Yield Index returned 4.9%. Global fixed income also fared well with the Citi World Government Bond Index returning 4.5%. Government bond yields were well supported much of the period, but experienced a sell-off in the final week of the first half of the year as central bank leaders from around the globe signaled a more hawkish stance.

Fund Performance Review
The Large Company Growth Portfolio Institutional Class returned 14.73%, outperforming the Russell 1000 Growth Index by 0.73%. The Large Company Value Portfolio Institutional Class returned 4.85%, outperforming the Russell 1000 Value Index by 0.19%. The Small Company Growth Portfolio Institutional Class returned 5.46%, underperforming the Russell 2000 Growth Index by 4.51%. The Small Company Value Portfolio Institutional Class returned -0.66%, underperforming the Russell 2000 Value Index by 1.20%. The Wilshire 5000 Index Fund Institutional Class returned 8.54%, underperforming

Wilshire Mutual Funds Letter to Shareholders (Unaudited) - (Continued)

the Wilshire 5000 Total Market Index by 0.20%. The Wilshire International Equity Fund Institutional Class returned 14.07%, performing in-line with the MSCI All Country World ex-US Index. The Wilshire Income Opportunities Fund Institutional Class returned 3.76% outperforming the Bloomberg Barclays U.S. Universal Index by 1.13%. We are pleased with the Funds’ performance for the first half of 2017. While some of the Funds struggled during this period, we are confident that each Fund is well positioned for future growth

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

In addition to the normal risks associated with investing, international investments may involves risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies the Portfolio’s investments on December 31, 2016. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	14.53%
One Year Ended 6/30/17	16.91%
Five Years Ended 6/30/17	12.79%
Ten Years Ended 6/30/17	6.91%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	14.00%
One Year Ended 6/30/17	20.42%
Five Years Ended 6/30/17	15.30%
Ten Years Ended 6/30/17	8.91%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	14.73%
One Year Ended 6/30/17	17.25%
Five Years Ended 6/30/17	13.13%
Ten Years Ended 6/30/17	7.27%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	14.00%
One Year Ended 6/30/17	20.42%
Five Years Ended 6/30/17	15.30%
Ten Years Ended 6/30/17	8.91%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.7% for the first half of the year and experienced its seventh straight quarterly gain. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. The CBOE Volatility Index hit its lowest level since 1993 in May and closed below 10 seven times during the second quarter. Both consumer and business spending contributed to growth, and the US Consumer Confidence Index rose to its highest level since 2000, led by optimism for finding work and brighter outlook of business conditions. A shrinking trade deficit contributed to growth as well, with a contraction in government spending representing the only detractor. Domestically, jobs growth has been solid in 2017, with unemployment decreasing to 4.3% in May, a level not seen since pre-crisis 2007. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. Year to date, growth securities outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mixed through June 30. Renewed enthusiasm over long-term growth prospects drove Health Care and Information Technology, both returning over 17% over the period. Consumer Discretionary (+11.7%) and Materials (+9.4%) also had strong performance. Conversely, Energy (-12.0%) was the worst performing sector as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter. Telecom Services (-8.2%) also experienced negative returns as interest rate sensitivity remained a concern.

The Wilshire Large Company Growth Portfolio Institutional Class returned 14.73% for the first six months of 2017, outperforming the Russell 1000 Growth Index return of 14.00%. The Fund benefited from strong stock selection in the Information Technology, Consumer Discretionary and Consumer Staples sectors. Weak stock selection in the Financials sector and an overweight allocation in the Energy sector weighed on relative performance.

We are pleased with the Fund’s performance for the year-to-date period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	4.66%
One Year Ended 6/30/17	19.45%
Five Years Ended 6/30/17	13.32%
Ten Years Ended 6/30/17	4.27%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	4.66%
One Year Ended 6/30/17	15.53%
Five Years Ended 6/30/17	13.94%
Ten Years Ended 6/30/17	5.57%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	4.85%
One Year Ended 6/30/17	19.54%
Five Years Ended 6/30/17	13.58%
Ten Years Ended 6/30/17	4.51%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	4.66%
One Year Ended 6/30/17	15.53%
Five Years Ended 6/30/17	13.94%
Ten Years Ended 6/30/17	5.57%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.7% for the first half of the year and experienced its seventh straight quarterly gain. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. The CBOE Volatility Index hit its lowest level since 1993 in May and closed below 10 seven times during the second quarter. Both consumer and business spending contributed to growth, and the US Consumer Confidence Index rose to its highest level since 2000, led by optimism for finding work and brighter outlook of business conditions. A shrinking trade deficit contributed to growth as well, with a contraction in government spending representing the only detractor. Domestically, jobs growth has been solid in 2017, with unemployment decreasing to 4.3% in May, a level not seen since pre-crisis 2007. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. Year to date, growth securities outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mixed through June 30. Renewed enthusiasm over long-term growth prospects drove Health Care and Information Technology, both returning over 17% over the period. Consumer Discretionary (+11.7%) and Materials (+9.4%) also had strong performance. Conversely, Energy (-12.0%) was the worst performing sector as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter. Telecom Services (-8.2%) also experienced negative returns as interest rate sensitivity remained a concern.

The Wilshire Large Company Value Portfolio Institutional Class returned 4.85% for the first six months of 2017, outperforming the Russell 1000 Value Index return of 4.66%. The Fund benefited from strong stock selection in the Industrials and Energy sectors. Weak stock selection in the Consumer Discretionary and Information Technology sectors weighed on relative performance.

We are pleased with the Fund’s performance for the year-to-date period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	5.33%
One Year Ended 6/30/17	21.59%
Five Years Ended 6/30/17	15.03%
Ten Years Ended 6/30/17	7.83%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	9.97%
One Year Ended 6/30/17	24.40%
Five Years Ended 6/30/17	13.98%
Ten Years Ended 6/30/17	7.82%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
During the ten years ended June 30, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.16% of average net assets.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	5.46%
One Year Ended 6/30/17	21.86%
Five Years Ended 6/30/17	15.31%
Ten Years Ended 6/30/17	8.09%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	9.97%
One Year Ended 6/30/17	24.40%
Five Years Ended 6/30/17	13.98%
Ten Years Ended 6/30/17	7.82%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
During the ten years ended June 30, 2017, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.09% of average net assets.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.7% for the first half of the year and experienced its seventh straight quarterly gain. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. The CBOE Volatility Index hit its lowest level since 1993 in May and closed below 10 seven times during the second quarter. Both consumer and business spending contributed to growth, and the US Consumer Confidence Index rose to its highest level since 2000, led by optimism for finding work and brighter outlook of business conditions. A shrinking trade deficit contributed to growth as well, with a contraction in government spending representing the only detractor. Domestically, jobs growth has been solid in 2017, with unemployment decreasing to 4.3% in May, a level not seen since pre-crisis 2007. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. Year to date, growth securities outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mixed through June 30. Renewed enthusiasm over long-term growth prospects drove Health Care and Information Technology, both returning over 17% over the period. Consumer Discretionary (+11.7%) and Materials (+9.4%) also had strong performance. Conversely, Energy (-12.0%) was the worst performing sector as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter. Telecom Services (-8.2%) also experienced negative returns as interest rate sensitivity remained a concern.

The Wilshire Small Company Growth Portfolio Institutional Class returned 5.46% for the first six months of 2017, underperforming the Russell 2000 Growth Index return of 9.97%. The Fund was hurt by weak stock selection in the Health Care and Consumer Discretionary sectors as well as overweight allocations to the Energy and Financials sectors. Relative underperformance was partially offset by strong stock selection in the Industrials sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	(0.80)%
One Year Ended 6/30/17	19.93%
Five Years Ended 6/30/17	14.80%
Ten Years Ended 6/30/17	5.99%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	0.54%
One Year Ended 6/30/17	24.86%
Five Years Ended 6/30/17	13.39%
Ten Years Ended 6/30/17	5.92%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
During the ten years ended June 30, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.20% of average net assets.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	(0.66)%
One Year Ended 6/30/17	20.17%
Five Years Ended 6/30/17	15.11%
Ten Years Ended 6/30/17	6.34%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	0.54%
One Year Ended 6/30/17	24.86%
Five Years Ended 6/30/17	13.39%
Ten Years Ended 6/30/17	5.92%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
During the ten years ended June 30, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.13% of average net assets.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.7% for the first half of the year and experienced its seventh straight quarterly gain. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. The CBOE Volatility Index hit its lowest level since 1993 in May and closed below 10 seven times during the second quarter. Both consumer and business spending contributed to growth, and the US Consumer Confidence Index rose to its highest level since 2000, led by optimism for finding work and brighter outlook of business conditions. A shrinking trade deficit contributed to growth as well, with a contraction in government spending representing the only detractor. Domestically, jobs growth has been solid in 2017, with unemployment decreasing to 4.3% in May, a level not seen since pre-crisis 2007. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. Year to date, growth securities outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mixed through June 30. Renewed enthusiasm over long-term growth prospects drove Health Care and Information Technology, both returning over 17% over the period. Consumer Discretionary (+11.7%) and Materials (+9.4%) also had strong performance. Conversely, Energy (-12.0%) was the worst performing sector as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter. Telecom Services (-8.2%) also experienced negative returns as interest rate sensitivity remained a concern.

The Wilshire Small Company Value Portfolio Institutional Class returned -0.66% for the first six months of 2017, underperforming the Russell 2000 Value Index return of 0.54%. The Fund was hurt by weak stock selection in the Health Care and Energy sectors as well as overweight allocation to the Consumer Staples sector and an underweight allocation to the Health Care sector. Relative underperformance was partially offset by strong stock selection in the Consumer Staples and Information Technology sectors.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	8.32%
One Year Ended 6/30/17	17.58%
Five Years Ended 6/30/17	13.94%
Ten Years Ended 6/30/17	6.66%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	8.74%
One Year Ended 6/30/17	18.55%
Five Years Ended 6/30/17	14.61%
Ten Years Ended 6/30/17	7.29%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	8.54%
One Year Ended 6/30/17	18.00%
Five Years Ended 6/30/17	14.22%
Ten Years Ended 6/30/17	6.90%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	8.74%
One Year Ended 6/30/17	18.55%
Five Years Ended 6/30/17	14.61%
Ten Years Ended 6/30/17	7.29%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, resilient consumer spending and signs of diminishing political risks globally. The Wilshire 5000 Total Market IndexSM returned 8.74% for the first half of the year and experienced its seventh straight quarterly gain. Domestic indexes achieved multiple record highs over the period amid a historically low volatility environment. The CBOE Volatility Index hit its lowest level since 1993 in May and closed below 10 seven times during the second quarter. Both consumer and business spending contributed to growth, and the US Consumer Confidence Index rose to its highest level since 2000, led by optimism for finding work and brighter outlook of business conditions. A shrinking trade deficit contributed to growth as well, with a contraction in government spending representing the only detractor. Domestically, jobs growth has been solid in 2017, with unemployment decreasing to 4.3% in May, a level not seen since pre-crisis 2007. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. Year to date, growth securities outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mixed through June 30. Renewed enthusiasm over long-term growth prospects drove Health Care and Information Technology, both returning over 17% over the period. Consumer Discretionary (+11.7%) and Materials (+9.4%) also had strong performance. Conversely, Energy (-12.0%) was the worst performing sector as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter. Telecom Services (-8.2%) also experienced negative returns as interest rate sensitivity remained a concern.

The Wilshire 5000 Index Fund Institutional Class returned 8.54% for the first six months of 2017, underperforming the Wilshire 5000 Total Market Index return of 8.74%. Underperformance is attributable to both Fund expenses as well as the optimization approach utilized by Los Angeles Capital, the Fund’s sub-advisor, and is well within the range of historical experiences

We are pleased with the Fund’s performance for the year-to-date period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	13.90%
One Year Ended 6/30/17	15.78%
Five Years Ended 6/30/17	6.08%
Inception (11/16/07) through 6/30/17	1.59%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	14.09%
One Year Ended 6/30/17	20.45%
Five Years Ended 6/30/17	7.22%
Inception (11/16/07) through 6/30/17	0.80%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
During certain periods since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.04% of average net assets.

**	Not annualized.
(1)
The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	14.07%
One Year Ended 6/30/17	16.01%
Five Years Ended 6/30/17	6.30%
Inception (11/16/07) through 6/30/17	1.85%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	14.09%
One Year Ended 6/30/17	20.45%
Five Years Ended 6/30/17	7.22%
Inception (11/16/07) through 6/30/17	0.80%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
During certain periods since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the six months ended June 30, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.02% of average net assets.

**	Not annualized.
(1)
The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

Markets rallied to start the year behind strong corporate earnings growth, improved investor sentiment, a weaker US dollar, and signs of diminishing political risks globally. After four years lagging US equities, international equities outperformed US equities during the first half of 2017 with the MSCI ACWI ex US Index returning 14.09%. The first quarter was marked by increasing political risks as pivotal elections in France neared and the U.K. officially triggered article 50 launching the process to formally withdraw from the European Union. However, economic data points out of Europe continued to show signs of improvement and Japanese equities rose as the Japanese labor market improved during the quarter. During the second quarter, markets reacted favorably with the decisive victory of centrist Emmanuel Macron over anti-European Union nationalist Marine Le Pen in the French presidential election. European economic news also continued to be encouraging, with forward-looking indicators suggesting a pick-up in growth. Emerging markets outperformed foreign developed equities with the MSCI Emerging Markets Index returning 18.4% for the first half of the year. Emerging markets posted their best quarterly performance in five years during the first quarter, returning 11.4%, benefiting from a strengthening global economy, a weaker US dollar, and reassuring economic data out of China. Returns for the first half the year have been broad based, with 21 of the 24 countries in the index (representing more than 95% of the market value) producing gains. A notable exception was Russia, where equities retracted amid the sharp decline in Brent crude prices.

Sector performance for the MSCI ACWI ex US Index was mostly positive through June 30. Information Technology (+29.5%) was the top performing sector lead by securities such as Chinese companies Alibaba Group and Tencent Holdings as well as Samsung Electronics (South Korea) and Nintendo (Japan). Conversely, Energy (-3.5%) was the only negative performing sector for the period as Brent crude prices fell 7% during the first quarter and another 9% over the second quarter.

The Wilshire International Equity Fund Institutional Class returned 14.07% for the first six months of 2017, performing in-line with the MSCI All Country World ex U.S. Index return of 14.09%. The Fund benefited from strong stock selection in the Financials sector as well as an overweight allocation to the Information Technology sector. Weak stock selection in the Information Technology and Energy sectors weighed on relative performance. Regionally, the Fund benefited from strong stock selection in Australia and Hong Kong and an overweight allocation to Canada. Weak stock selection in the Netherlands and Japan weighed on relative performance.

We are pleased with the Fund’s performance for the year-to-date period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire Income Opportunities Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES
Average Annual Total Returns*

Six Months Ended 6/30/17**	3.55%
One Year Ended 6/30/17	4.17%
Inception (03/30/16) through 6/30/17	6.03%

Bloomberg Barclays U.S. Universal Index(1)
Average Annual Total Returns

Six Months Ended 6/30/17**	2.63%
One Year Ended 6/30/17	0.91%
Inception (03/30/16) through 6/30/17	2.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	During certain periods since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical returns would have been lower.
**	Not annualized.
(1)
The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Returns

Six Months Ended 6/30/17*	3.76%
One Year Ended 6/30/17	4.49%
Inception (03/30/16) through 6/30/17	6.13%

Bloomberg Barclays U.S. Universal Index(1)
Average Annual Total Returns

Six Months Ended 6/30/17*	2.63%
One Year Ended 6/30/17	0.91%
Inception (03/30/16) through 6/30/17	2.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Not annualized.
(1)
The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

The US fixed income market got off to a positive start as the Bloomberg Barclays U.S. Aggregate Bond Index retuned 2.27% for the first six months of the year. Investment grade corporate securities led the rally during both the first and second quarters as credit overall did well over the period. The Bank of America US High Yield Master II Index returned 4.91% as spreads continued to tighten and remain near historical lows. During the period, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at both the March and June meetings of its Federal Open Market Committee – the second and third such raises in as many quarters. In addition, the Federal Reserve telegraphed its plan to start unwinding its balance sheet in the latter part of 2017. During the first quarter, anticipation for quick and swift fiscal policy reforms from the Trump Administration fueled Treasury yields higher and the 10 Year US Treasury yield peaked at just over 2.60% in mid-March before falling to end the first quarter. The US Treasury curve flattened over the second quarter, as the first quarter Federal Reserve interest rate hike affected the short-end of the yield curve and sanguine US economic data affected the longer-end of the curve. The 10-year US Treasury ended the half-year period yielding 2.31%. Globally, continued accommodative monetary policy, a weaker US Dollar, positive economic outlooks and subdued inflation boosted global fixed income. Demand for risk assets remained strong with the Citi World Government Bond Index returning 4.5%. Emerging markets bonds fared particularly well, especially in local currency terms. However, yields rose sharply at the end of June as European Central Bank President Mario Draghi hinted at a winding down stimulus measures.

The Wilshire Income Opportunities Fund Institutional Class returned 3.76% for the first six months of 2017, outperforming the Bloomberg Barclays U.S. Universal Index return of 2.63%. Positive yield carry, spread compressions, particularly in CLOs and mezzanine debt, as well as positive positioning within emerging market debt, ABS and CMBS boosted overall performance. While bank loans boosted performance to start the period, they weighed on performance during the second half of the period.

We are pleased with the Fund’s outperformance for the six month period and believe the Fund is well positioned going into the second half of 2017 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2017)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2017 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Portfolios and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The table on the next page illustrates the Portfolios’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolios at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Portfolios’ costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that each Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not each Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Portfolios’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2017 (Unaudited)

	Beginning Account Value 01/01/2017	Ending Account Value 06/30/2017	Net Expense Ratio(1)	Expenses Paid During Period 01/01/17-06/30/17(2)
Large Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,145.30	1.32%	$ 7.02
Institutional Class	$ 1,000.00	$ 1,147.30	0.99%	$ 5.27
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.25	1.32%	$ 6.61
Institutional Class	$ 1,000.00	$ 1,019.89	0.99%	$ 4.96
Large Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,046.60	1.27%	$ 6.44
Institutional Class	$ 1,000.00	$ 1,048.50	0.99%	$ 5.03
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.50	1.27%	$ 6.36
Institutional Class	$ 1,000.00	$ 1,019.89	0.99%	$ 4.96
Small Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,053.30	1.51%	$ 7.69
Institutional Class	$ 1,000.00	$ 1,054.60	1.26%	$ 6.42
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.31	1.51%	$ 7.55
Institutional Class	$ 1,000.00	$ 1,018.55	1.26%	$ 6.31
Small Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 992.00	1.48%	$ 7.31
Institutional Class	$ 1,000.00	$ 993.40	1.23%	$ 6.08
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.46	1.48%	$ 7.40
Institutional Class	$ 1,000.00	$ 1,018.70	1.23%	$ 6.16

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Concluded) For the Six Months Ended June 30, 2017 (Unaudited)

	Beginning Account Value 01/01/2017	Ending Account Value 06/30/2017	Net Expense Ratio(1)	Expenses Paid During Period 01/01/17-06/30/17(2)
Wilshire 5000 IndexSM Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,083.00	0.64%	$ 3.31
Institutional Class	$ 1,000.00	$ 1,085.40	0.34%	$ 1.76
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
Institutional Class	$ 1,000.00	$ 1,023.11	0.34%	$ 1.71
Wilshire International Equity Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,139.00	1.51%	$ 8.01
Institutional Class	$ 1,000.00	$ 1,140.70	1.26%	$ 6.69
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.31	1.51%	$ 7.55
Institutional Class	$ 1,000.00	$ 1,018.55	1.26%	$ 6.31
Wilshire Income Opportunity Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,035.50	1.16%	$ 5.85
Institutional Class	$ 1,000.00	$ 1,037.60	0.89%	$ 4.50
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,019.04	1.16%	$ 5.81
Institutional Class	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8% (a)
Consumer Discretionary — 17.4%
Amazon.com, Inc. (b)	15,186	$14,700,047
NIKE, Inc. - Class B	37,050	2,185,950
O'Reilly Automotive, Inc. (b) (c)	9,575	2,094,436
Priceline Group, Inc. (The) (b)	1,775	3,320,173
Starbucks Corp.	44,815	2,613,162
TJX Cos., Inc. (The)	30,400	2,193,968
Ulta Beauty, Inc. (b)	8,775	2,521,408
Yum! Brands, Inc.	28,458	2,099,061
Other Securities (c) (d)		8,723,563
		40,451,768
Consumer Staples — 8.0%
Altria Group, Inc.	21,388	1,592,764
Coca-Cola Co. (The)	74,840	3,356,574
Danone S.A. - ADR (c)	191,912	2,882,519
Monster Beverage Corp. (b)	113,836	5,655,372
Procter & Gamble Co. (The)	29,010	2,528,222
Other Securities (c) (d)		2,666,101
		18,681,552
Energy — 1.4%
Halliburton Co.	39,725	1,696,654
Other Securities (c) (d)		1,527,620
		3,224,274
Financials — 4.5%
Charles Schwab Corp. (The)	56,975	2,447,645
Goldman Sachs Group, Inc. (The)	8,025	1,780,747
SEI Investments Co.	45,155	2,428,435
Other Securities (c) (d)		3,739,842
		10,396,669
Health Care — 16.7%
Alexion Pharmaceuticals, Inc. (b)	15,225	1,852,426
Align Technology, Inc. (b)	12,950	1,944,054
Amgen, Inc.	12,140	2,090,872
Celgene Corp. (b)	30,003	3,896,489
Cerner Corp. (b)	31,047	2,063,694
Edwards Lifesciences Corp. (b)	20,250	2,394,360
Novartis AG - ADR (c)	21,233	1,772,319
Novo Nordisk A/S - ADR (c)	62,152	2,665,698
Regeneron Pharmaceuticals, Inc. (b)	5,484	2,693,412
Varian Medical Systems, Inc. (b)	19,703	2,033,153
Zoetis, Inc.	36,025	2,247,240
Other Securities (c) (d)		13,375,410
		39,029,127
Industrials — 7.3%
Acuity Brands, Inc. (c)	8,275	1,682,142
CSX Corp.	46,475	2,535,676
Deere & Co.	29,743	3,675,937
Expeditors International of Washington, Inc.	43,538	2,459,025
United Parcel Service, Inc. - Class B	20,512	2,268,422
Other Securities (c) (d)		4,456,579
		17,077,781
Information Technology — 40.3%
Activision Blizzard, Inc.	46,470	2,675,278
Adobe Systems, Inc. (b)	22,195	3,139,261
Alibaba Group Holding Ltd. - ADR (b) (c)	38,134	5,373,081
Alphabet, Inc. - Class A (b)	4,840	4,499,651
Alphabet, Inc. - Class C (b)	8,764	7,964,109
Apple, Inc.	33,932	4,886,886
Applied Materials, Inc.	52,125	2,153,284
Autodesk, Inc. (b)	32,696	3,296,411
Cisco Systems, Inc.	124,314	3,891,028
Facebook, Inc. - Class A (b)	89,173	13,463,339
Microsoft Corp.	71,981	4,961,650
Oracle Corp.	84,194	4,221,487
PayPal Holdings, Inc. (b)	40,900	2,195,103
QUALCOMM, Inc.	49,078	2,710,086
Red Hat, Inc. (b)	28,550	2,733,663
salesforce.com, Inc. (b)	26,375	2,284,075
Visa, Inc. - Class A (c)	88,133	8,265,113
Other Securities (c) (d)		15,277,415
		93,990,920
Materials — 2.4%
Sherwin-Williams Co. (The)	7,050	2,474,267
Other Securities (c) (d)		3,013,640
		5,487,907
Real Estate — 0.8%
Other Securities (c) (d)		1,839,871

Total Common Stocks (Cost $158,165,414)		230,179,869

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS — 1.2%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	2,847,647	$2,847,647
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.04% (e) (f)	69,026	69,026

Total Money Market Funds (Cost $2,916,673)		2,916,673

Total Investments at Value — 100.0% (Cost $161,082,087)		233,096,542

Liabilities in Excess of Other Assets — 0.0% (g)		(65,934)

Net Assets — 100.0%		$233,030,608

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.
Ltd. — Limited.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $29,830,099 (Note 6).
(d)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $69,026. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $30,358,577 (Note 6).

(g)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4% (a)
Consumer Discretionary — 6.2%
Ford Motor Co.	103,425	$1,157,326
Hilton Worldwide Holdings, Inc. (b)	19,274	1,192,096
Omnicom Group, Inc.	17,637	1,462,107
Other Securities (b) (c)		5,938,068
		9,749,597
Consumer Staples — 6.4%
Altria Group, Inc.	22,800	1,697,916
Philip Morris International, Inc.	23,706	2,784,270
Wal-Mart Stores, Inc.	30,345	2,296,509
Other Securities (b) (c)		3,354,997
		10,133,692
Energy — 11.0%
BP plc - ADR (b)	90,880	3,148,992
Chevron Corp.	11,399	1,189,258
ConocoPhillips	46,978	2,065,153
Exxon Mobil Corp.	39,826	3,215,153
Occidental Petroleum Corp.	22,400	1,341,088
Phillips 66	17,600	1,455,344
Royal Dutch Shell plc - Class A - ADR (b)	43,784	2,328,874
Other Securities (b) (c)		2,716,412
		17,460,274
Financials — 31.1%
American Express Co.	21,900	1,844,856
American International Group, Inc.	24,922	1,558,123
Bank of America Corp.	196,105	4,757,506
Capital One Financial Corp.	14,553	1,202,369
Citigroup, Inc.	40,168	2,686,436
Franklin Resources, Inc.	28,678	1,284,488
Goldman Sachs Group, Inc. (The)	6,422	1,425,042
JPMorgan Chase & Co.	60,399	5,520,468
Loews Corp.	29,000	1,357,490
MetLife, Inc.	29,366	1,613,368
Morgan Stanley	35,177	1,567,487
State Street Corp.	38,273	3,434,236
UBS Group AG (b)	74,191	1,259,763
Voya Financial, Inc.	33,023	1,218,219
Wells Fargo & Co.	69,751	3,864,903
XL Group Ltd.	50,309	2,203,535
Other Securities (b) (c)		12,423,603
		49,221,892
Health Care — 14.2%
Cigna Corp.	7,664	1,282,877
Johnson & Johnson	32,018	4,235,661
Medtronic plc	24,142	2,142,603
Merck & Co., Inc.	51,101	3,275,063
Pfizer, Inc.	101,337	3,403,910
Other Securities (b) (c)		8,085,155
		22,425,269
Industrials — 8.9%
Dover Corp.	14,222	1,140,889
Johnson Controls International plc	32,616	1,414,230
Parker-Hannifin Corp.	7,187	1,148,626
Southwest Airlines Co.	20,300	1,261,442
Stanley Black & Decker, Inc.	16,698	2,349,910
United Technologies Corp.	13,975	1,706,487
Other Securities (b) (c)		5,010,238
		14,031,822
Information Technology — 10.5%
Cognizant Technology Solutions Corp. - Class A	14,664	973,690
Hewlett Packard Enterprise Co.	70,604	1,171,320
Intel Corp.	48,474	1,635,513
International Business Machines Corp.	8,600	1,322,937
Oracle Corp.	57,910	2,903,608
QUALCOMM, Inc.	29,375	1,622,088
Other Securities (b) (c)		6,915,882
		16,545,038
Materials — 2.6%
E.I. du Pont de Nemours and Co.	18,400	1,485,064
Other Securities (b) (c)		2,638,625
		4,123,689
Real Estate — 2.2%
Other Securities (b) (c)		3,507,495

Telecommunication Services — 2.0%
AT&T, Inc.	54,376	2,051,606
Verizon Communications, Inc.	26,600	1,187,956
		3,239,562
Utilities — 4.3%
Entergy Corp.	23,959	1,839,331
Other Securities (b) (c)		4,885,368
		6,724,699
Total Common Stocks (Cost $127,720,525)		157,163,029

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS — 0.0% (d)
Other Securities (b) (c) (Cost $0)		$1,135

MONEY MARKET FUNDS — 1.6%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	973,893	973,893
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.04% (e) (f)	1,614,423	1,614,423

Total Money Market Funds (Cost $2,588,316)		2,588,316

Total Investments at Value — 101.0% (Cost $130,308,841)		159,752,480

Liabilities in Excess of Other Assets — (1.0%)		(1,568,163)

Net Assets — 100.0%		$158,184,317

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.
Ltd. — Limited.
plc — Public Limited Company.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $9,483,966 (Note 6).
(c)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $1,614,423. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,095,538 (Note 6).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5% (a)
Consumer Discretionary — 9.6%
Dorman Products, Inc. (b)	7,830	$648,089
LCI Industries (c)	3,670	375,808
Sonic Corp. (c)	18,527	490,780
Steven Madden Ltd. (b)	18,510	739,474
Other Securities (c) (d)		1,694,972
		3,949,123
Consumer Staples — 4.6%
Calavo Growers, Inc. (c)	9,880	682,213
Inter Parfums, Inc. (c)	13,160	482,314
J & J Snack Foods Corp.	3,080	406,776
Other Securities (d)		335,857
		1,907,160
Energy — 2.2%
Callon Petroleum Co. (b)	30,405	322,597
WildHorse Resource Development Corp. (b) (c)	36,066	446,136
Other Securities (c) (d)		153,248
		921,981
Financials — 8.1%
Banc of California, Inc. (c)	28,785	618,878
CenterState Banks, Inc.	12,220	303,789
LegacyTexas Financial Group, Inc.	11,440	436,207
Pinnacle Financial Partners, Inc.	6,950	436,460
South State Corp.	6,965	596,901
Veritex Holdings, Inc. (b)	8,810	231,967
Other Securities (c) (d)		691,706
		3,315,908
Health Care — 26.3%
Cambrex Corp. (b)	12,075	721,481
Cantel Medical Corp.	10,595	825,455
Cotiviti Holdings, Inc. (b)	16,885	627,109
Eagle Pharmaceuticals, Inc. (b) (c)	2,770	218,525
ICON plc (b)	5,740	561,315
Masimo Corp. (b)	2,475	225,671
Medidata Solutions, Inc. (b)	7,160	559,912
Neogen Corp. (b)	7,170	495,518
PRA Health Sciences, Inc. (b)	15,065	1,130,025
Prestige Brands Holdings, Inc. (b)	8,724	460,714
Repligen Corp. (b)	18,794	778,822
Supernus Pharmaceuticals, Inc. (b)	20,000	862,001
Other Securities (c) (d)		3,343,595
		10,810,143
Industrials — 13.8%
Knight Transportation, Inc. (c)	8,970	332,339
Knoll, Inc.	20,790	416,839
Kornit Digital Ltd. (b)	13,855	268,093
PGT Innovations, Inc. (b)	20,109	257,396
Saia, Inc. (b)	12,160	623,808
SiteOne Landscape Supply, Inc. (b) (c)	8,480	441,469
WageWorks, Inc. (b)	10,195	685,104
Woodward, Inc.	3,195	215,917
Other Securities (c) (d)		2,410,841
		5,651,806
Information Technology — 26.8%
BroadSoft, Inc. (b) (c)	12,055	518,968
Cabot Microelectronics Corp.	5,050	372,842
CEVA, Inc. (b)	8,651	393,188
Ellie Mae, Inc. (b) (c)	6,690	735,298
Inphi Corp. (b) (c)	9,865	338,370
LogMeIn, Inc.	4,120	430,540
MAXIMUS, Inc.	11,325	709,284
MaxLinear, Inc. (b)	15,793	440,466
Mercury Systems, Inc. (b)	7,470	314,412
Mindbody, Inc. (b) (c)	9,055	246,296
Pegasystems, Inc.	17,380	1,014,122
Qualys, Inc. (b)	13,270	541,416
Silicon Laboratories, Inc. (b)	5,225	357,129
SPS Commerce, Inc. (b)	4,400	280,544
Other Securities (c) (d)		4,329,949
		11,022,824
Materials — 2.0%
Other Securities (d)		831,848

Real Estate — 2.3%
Other Securities (c) (d)		928,415

Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	11,375	456,137
Other Securities (c) (d)		41,589
		497,726
Utilities — 0.6%
Other Securities (c) (d)		237,048

Total Common Stocks (Cost $31,041,377)		40,073,982

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS — 0.0% (e)
Other Securities (d) (Cost $0)		$360

MONEY MARKET FUNDS — 6.8%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (f)	901,115	901,115
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (f) (g)	1,913,097	1,913,097

Total Money Market Funds (Cost $2,814,212)		2,814,212

Total Investments at Value — 104.3% (Cost $33,855,589)		42,888,554

Liabilities in Excess of Other Assets — (4.3%)		(1,769,562)

Net Assets — 100.0%		$41,118,992

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

Ltd. — Limited.
plc — Public Limited Company.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $7,059,987 (Note 6).
(d)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2017.
(g)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $1,913,097. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,290,597 (Note 6).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7% (a)
Consumer Discretionary — 7.7%
Fred's, Inc. - Class A	20,525	$189,446
Hooker Furniture Corp.	10,967	451,292
Scholastic Corp.	4,399	191,752
Stoneridge, Inc. (b)	17,703	272,803
Taylor Morrison Home Corp. - Class A (b)	12,370	297,004
TRI Pointe Group, Inc. (b)	37,786	498,397
Other Securities (c) (d)		463,772
		2,364,466
Consumer Staples — 5.1%
John B. Sanfilippo & Son, Inc.	5,584	352,406
Landec Corp. (b)	32,785	486,857
TreeHouse Foods, Inc. (b) (d)	6,629	541,523
Other Securities (c) (d)		185,256
		1,566,042
Energy — 4.9%
Carrizo Oil & Gas, Inc. (b)	23,440	408,324
PDC Energy, Inc. (b)	6,335	273,102
SRC Energy, Inc. (b) (d)	53,310	358,776
Other Securities (c) (d)		486,605
		1,526,807
Financials — 29.0%
Ameris Bancorp	7,615	367,042
Bank of N.T. Butterfield & Son Ltd. (The) (d)	15,290	521,389
Banner Corp.	3,524	199,141
Capital Bank Financial Corp. - Class A	8,948	340,919
Flagstar Bancorp, Inc. (b) (d)	10,170	313,439
Heritage Financial Corp.	8,565	226,973
HomeStreet, Inc. (b)	11,610	321,307
Hope Bancorp, Inc.	13,165	245,527
MGIC Investment Corp. (b)	23,533	263,570
New Residential Investment Corp.	19,450	302,642
PacWest Bancorp	7,850	366,594
Western Alliance Bancorp (b)	12,710	625,331
Other Securities (c) (d)		4,869,613
		8,963,487
Health Care — 3.6%
Other Securities (c) (d)		1,119,086

Industrials — 10.7%
Albany International Corp. - Class A	8,380	447,491
Brady Corp. - Class A	5,920	200,688
EnerSys	5,710	413,690
Ennis, Inc.	10,666	203,721
GP Strategies Corp. (b)	9,850	260,040
Orbital ATK, Inc.	3,807	374,457
Other Securities (c) (d)		1,413,447
		3,313,534
Information Technology — 20.8%
Advanced Micro Devices, Inc. (b) (d)	20,185	251,909
AVX Corp.	12,302	201,015
Coherent, Inc. (b)	1,850	416,232
Cray, Inc. (b)	13,060	240,304
Electronics For Imaging, Inc. (b)	7,910	374,776
Entegris, Inc. (b)	17,535	384,892
Euronet Worldwide, Inc. (b)	2,175	190,030
Integrated Device Technology, Inc. (b)	13,935	359,383
Lattice Semiconductor Corp. (b)	65,745	437,861
Mellanox Technologies Ltd. (b) (d)	6,850	296,605
Mitel Networks Corp. (b)	98,765	725,923
Novanta, Inc. (b)	10,280	370,080
Other Securities (c) (d)		2,178,759
		6,427,769
Materials — 6.1%
Boise Cascade Co. (b)	14,500	440,800
Deltic Timber Corp.	2,615	195,236
Materion Corp.	8,600	321,640
Other Securities (c) (d)		940,794
		1,898,470
Real Estate — 7.6%
Brandywine Realty Trust	14,628	256,429
Forestar Group, Inc. (b)	11,260	193,109
Getty Realty Corp.	9,865	247,612
Ramco-Gershenson Properties Trust	27,541	355,278
Washington Real Estate Investment Trust	5,900	188,210
Other Securities (c) (d)		1,094,171
		2,334,809

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7% (a) (Continued)
Telecommunication Services — 0.1%
Other Securities (c)		$25,521

Utilities — 4.1%
Ormat Technologies, Inc.	5,490	322,153
Other Securities (c) (d)		941,835
		1,263,988
Total Common Stocks (Cost $24,948,723)		30,803,979

MONEY MARKET FUNDS — 2.0%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	46,361	46,361
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (e) (f)	580,389	580,389

Total Money Market Funds (Cost $626,750)		626,750

Total Investments at Value — 101.7% (Cost $25,575,473)		31,430,729

Liabilities in Excess of Other Assets — (1.7%)		(520,370)

Net Assets — 100.0%		$30,910,359

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

Ltd. — Limited.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(d)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $3,159,529 (Note 5).
(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $580,389. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,627,012.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.1% (a)
Consumer Discretionary — 12.8%
Amazon.com, Inc. (b)	2,908	$2,814,944
Comcast Corp. - Class A	33,238	1,293,622
Home Depot, Inc. (The)	8,327	1,277,361
McDonald's Corp.	6,068	929,374
Priceline Group, Inc. (The) (b)	408	763,172
Walt Disney Co. (The)	11,548	1,226,974
Other Securities (c) (d)		14,001,674
		22,307,121
Consumer Staples — 8.4%
Altria Group, Inc.	14,171	1,055,314
Coca-Cola Co. (The)	28,340	1,271,050
PepsiCo, Inc.	10,429	1,204,445
Philip Morris International, Inc.	10,726	1,259,769
Procter & Gamble Co. (The)	18,680	1,627,961
Wal-Mart Stores, Inc.	11,349	858,891
Other Securities (c) (d)		7,316,337
		14,593,767
Energy — 5.6%
Chevron Corp.	13,833	1,443,196
Exxon Mobil Corp.	30,298	2,445,957
Schlumberger Ltd.	9,396	618,632
Other Securities (c) (d)		5,347,605
		9,855,390
Financials — 15.3%
Bank of America Corp.	74,048	1,796,403
Berkshire Hathaway, Inc. - Class B (b)	15,706	2,660,126
Citigroup, Inc.	20,465	1,368,698
Goldman Sachs Group, Inc. (The)	2,765	613,553
JPMorgan Chase & Co.	26,146	2,389,743
U.S. Bancorp	11,834	614,420
Wells Fargo & Co.	33,492	1,855,791
Other Securities (c) (d)		15,409,407
		26,708,141
Health Care — 13.2%
Abbott Laboratories	12,635	614,186
AbbVie, Inc.	10,400	754,103
Amgen, Inc.	4,803	827,220
Bristol-Myers Squibb Co.	12,225	681,176
Celgene Corp. (b)	5,746	746,232
Gilead Sciences, Inc.	9,617	680,691
Johnson & Johnson	19,826	2,622,781
Merck & Co., Inc.	20,155	1,291,733
Pfizer, Inc.	43,962	1,476,683
UnitedHealth Group, Inc.	6,576	1,219,321
Other Securities (c) (d)		12,113,887
		23,028,013
Industrials — 10.6%
3M Co.	4,356	906,876
Boeing Co. (The)	4,138	818,289
General Electric Co.	63,746	1,721,779
Honeywell International, Inc.	5,622	749,356
Union Pacific Corp.	5,627	612,836
United Technologies Corp.	5,952	726,798
Other Securities (c) (d)		12,972,667
		18,508,601
Information Technology — 20.7%
Alphabet, Inc. - Class C (b)	4,183	3,801,218
Apple, Inc.	38,748	5,580,486
Cisco Systems, Inc.	36,598	1,145,516
Facebook, Inc. - Class A (b)	16,349	2,468,372
Intel Corp.	34,918	1,178,133
International Business Machines Corp.	6,425	988,357
MasterCard, Inc. - Class A	6,945	843,469
Microsoft Corp.	56,462	3,891,925
Oracle Corp.	23,530	1,179,793
Visa, Inc. - Class A (d)	11,316	1,061,213
Other Securities (c) (d)		14,062,136
		36,200,618
Materials — 3.1%
Other Securities (c) (d)		5,442,274

Real Estate — 4.2%
Other Securities (c) (d)		7,325,126

Telecommunication Services — 2.1%
AT&T, Inc.	45,350	1,711,055
Verizon Communications, Inc.	30,113	1,344,846
Other Securities (c) (d)		637,077
		3,692,978
Utilities — 3.1%
Other Securities (c) (d)		5,404,201

Total Common Stocks (Cost $59,188,927)		173,066,230

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS — 0.0% (e)
Other Securities (c) (Cost $0)		$8,301

MONEY MARKET FUNDS — 2.4%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (f)	1,256,369	1,256,369
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (f) (g)	2,974,941	2,974,941

Total Money Market Funds (Cost $4,231,310)		4,231,310

Total Investments at Value — 101.5% (Cost $63,420,237)		177,305,841

Liabilities in Excess of Other Assets — (1.5%)		(2,692,884)

Net Assets — 100.0%		$174,612,957

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

Ltd. — Limited.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(d)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $13,010,738 (Note 6).
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2017.
(g)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $2,974,941. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,295,076 (Note 6).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Australia — 3.1%
CSL Ltd. (a)	50,884	$5,400,169
Other Securities (a) (b) (c)		4,197,517
		9,597,686
Austria — 0.1%
Other Securities (a) (b)		288,412

Belgium — 0.2%
Other Securities (a) (b)		544,738

Bermuda — 0.0% (d)
Other Securities (a) (b)		114,068

Brazil — 1.6%
Raia Drogasil S.A.	103,700	2,206,583
Other Securities (b)		2,598,314
		4,804,897
Canada — 3.4%
Canadian Pacific Railway Ltd.	26,325	4,233,323
Other Securities (b) (c)		6,139,517
		10,372,840
Cayman Islands — 1.6%
Ctrip.com International Ltd. - ADR (c) (e)	66,072	3,558,638
Other Securities (a) (b) (c)		1,362,719
		4,921,357
Chile — 0.1%
Other Securities (b)		273,475

China — 3.7%
Baidu.com, Inc. - ADR (e)	16,636	2,975,515
Tencent Holdings Ltd. (a)	127,255	4,565,268
Other Securities (a) (b) (c)		3,701,383
		11,242,166
Colombia — 0.0% (d)
Other Securities (b)		77,369

Czech Republic — 0.0% (d)
Other Securities (a) (b)		23,691

Denmark — 4.4%
Carlsberg A/S - Series B (a)	24,341	2,601,220
Chr. Hansen Holding A/S (a)	39,943	2,904,936
Coloplast A/S - Series B (a)	39,610	3,310,826
Novozymes A/S (a)	64,098	2,804,240
Other Securities (a) (b)		1,853,033
		13,474,255
Finland — 0.4%
Other Securities (a) (b)		1,287,207

France — 9.0%
AXA S.A. (a)	88,743	2,430,196
EADS N.V. (a) (e)	28,112	2,320,068
Engie S.A. (e)	159,850	2,412,851
Essilor International S.A. (a)	37,762	4,804,038
Hermes International (a)	5,979	2,953,623
LVMH Moet Hennessy Louis Vuitton SE (a)	14,681	3,671,240
Other Securities (a) (b) (c)		9,044,847
		27,636,863
Germany — 4.0%
adidas AG (a)	13,980	2,680,777
Other Securities (a) (b)		9,463,813
		12,144,590
Greece — 0.0% (d)
Other Securities (a) (b)		168,649

Hong Kong — 4.8%
AIA Group Ltd. (a)	678,400	4,963,419
China Mobile Ltd. - ADR (c)	47,024	2,496,504
Other Securities (a) (b) (c)		7,180,171
		14,640,094
Hungary — 0.0% (d)
Other Securities (b)		129,755

India — 1.8%
HDFC Bank Ltd. - ADR	44,131	3,838,073
Other Securities (b)		1,827,269
		5,665,342
Indonesia — 0.0% (d)
Other Securities (a) (b)		90,558

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
Ireland — 0.8%
ICON plc (e)	26,582	$2,599,454

Israel — 0.1%
Other Securities (a) (b)		433,594

Italy — 2.1%
Intesa Sanpaolo SpA (a)	810,736	2,578,923
Luxottica Group SpA (a)	38,061	2,215,562
Other Securities (a) (b)		1,636,002
		6,430,487
Japan — 12.8%
Keyence Corp. (a)	9,960	4,384,863
Panasonic Corp. (a)	182,048	2,480,561
Secom Co. Ltd. (a)	36,000	2,739,181
Sumitomo Mitsui Financial Group, Inc. (a)	80,000	3,123,695
Other Securities (a) (b)		26,385,675
		39,113,975
Jersey — 1.6%
Experian plc (a)	222,598	4,568,783
Other Securities (a) (b)		375,782
		4,944,565
Korea (Republic of) - 3.0%
Amorepacific Corp. (a)	11,849	3,145,040
Other Securities (a) (b)		5,925,493
		9,070,533
Luxembourg — 0.9%
Arcelormittal (e)	106,941	2,425,868
Other Securities (a) (b)		211,084
		2,636,952
Malaysia — 0.1%
Other Securities (a) (b)		185,098

Mexico — 0.9%
Wal-Mart de Mexico SAB de CV	1,228,645	2,848,796
Other Securities (b)		45,073
		2,893,869
Netherlands — 5.0%
AerCap Holdings N.V. (e)	79,730	3,701,865
Royal Dutch Shell plc - Class A - ADR (c)	51,730	2,751,519
Other Securities (a) (b)		8,811,933
		15,265,317
New Zealand — 0.0% (d)
Other Securities (a) (b)		7,795

Norway — 0.7%
Other Securities (a) (b)		2,131,855

Philippines — 0.1%
Other Securities (a) (b)		175,707

Poland — 0.1%
Other Securities (a) (b)		354,449

Portugal — 0.1%
Other Securities (a) (b)		178,632

Qatar — 0.0% (d)
Other Securities (b)		113,144

Russian Federation — 1.2%
Yandex N.V. - Class A (e)	102,758	2,696,371
Other Securities (b)		872,579
		3,568,950
Singapore — 1.2%
DBS Group Holdings Ltd. (a)	157,010	2,363,003
Other Securities (a) (b)		1,248,232
		3,611,235
South Africa — 0.2%
Other Securities (a) (b)		526,484

South Korea — 0.1%
Other Securities (a) (b)		242,343

Spain — 3.3%
ACS Actividades de Construccion y Servicios S.A. (a)	68,005	2,629,463
Banco Bilbao Vizcaya Argentaria S.A. - ADR (c)	278,190	2,325,669
Other Securities (a) (b) (c)		5,097,472
		10,052,604
Sweden — 1.7%
Atlas Copco AB - A Shares (a)	60,378	2,321,138
Other Securities (a) (b) (c)		2,824,866
		5,146,004

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

	Shares	Value
Switzerland — 8.6%
Adecco Group AG (a)	36,116	$2,751,282
Chubb Ltd.	33,525	4,873,865
Nestlé S.A. (a)	66,110	5,765,719
Roche Holdings AG (a) (e)	14,637	3,739,816
SGS S.A. (a)	1,300	3,151,961
Other Securities (a) (b)		6,055,425
		26,338,068
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	111,549	3,899,752
Other Securities (a) (b)		2,737,778
		6,637,530
Thailand — 0.1%
Other Securities (a) (b)		332,479

Turkey — 0.2%
Other Securities (a) (b)		504,548

United Arab Emirates — 0.1%
Other Securities (b)		229,251

United Kingdom — 7.6%
BHP Billiton plc (a)	181,636	2,783,060
Compass Group plc (a)	202,124	4,266,754
Reckitt Benckiser Group plc (a)	54,681	5,543,716
Other Securities (a) (b) (c)		10,823,588
		23,417,118
United States — 3.4%
Accenture plc - Class A	32,967	4,077,359
Core Laboratories N.V. (c)	26,829	2,716,973
Schlumberger Ltd.	44,535	2,932,184
Other Securities (a) (b) (c)		750,881
		10,477,397

Total Common Stocks (Cost $251,377,745)		295,117,449

PREFERRED STOCKS — 0.4%
Brazil — 0.2%
Other Securities (a) (b)		625,053

Germany — 0.1%
Other Securities (a) (b)		379,921

Korea (Republic of) - 0.1%
Other Securities (a) (b)		101,030

Total Preferred Stocks (Cost $851,389)		1,106,004

RIGHTS — 0.0% (d)
Other Securities (b) (Cost $4,193)		3,480

MONEY MARKET FUNDS — 5.3%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81%(f)	8,362,046	8,362,046
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04%(f) (g)	7,920,767	7,920,767

Total Money Market Funds (Cost $16,282,813)		16,282,813

Total Investments at Value — 102.1% (Cost $268,516,140)		312,509,746

Liabilities in Excess of Other Assets — (2.1)%		(6,331,351)

Net Assets — 100.0%		$306,178,395

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

Ltd. — Limited.
plc — Public Limited Company.

(a)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $217,612,837 at June 30, 2017, representing 71.1% of net assets (Note 2).
(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2017.
(c)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $20,186,181 (Note 6).
(d)	Percentage rounds to less than 0.1%.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of June 30, 2017.
(g)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2017 was $7,920,767. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,427,319 (Note 6).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments	June 30, 2017 (Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bonds, 2.750%, due 11/15/42	$3,810,000	$3,764,756
U.S. Treasury Bonds, 2.875%, due 08/15/45	2,530,000	2,544,133
U.S. Treasury Bonds, 2.875%, due 11/15/46	570,000	573,140
		6,882,029
U.S. Treasury Notes — 9.1%
U.S. Treasury Notes, 0.625%, due 09/30/17	820,000	819,090
U.S. Treasury Notes, 0.875%, due 11/30/17	3,860,000	3,855,970
U.S. Treasury Notes, 1.000%, due 02/15/18	2,720,000	2,716,181
U.S. Treasury Notes, 1.000%, due 05/31/18	610,000	608,404
U.S. Treasury Notes, 1.500%, due 05/31/20	3,820,000	3,814,331
U.S. Treasury Notes, 2.000%, due 11/30/20	3,650,000	3,692,917
U.S. Treasury Notes, 2.250%, due 03/31/21	4,020,000	4,099,303
U.S. Treasury Notes, 1.750%, due 03/31/22	6,290,000	6,257,568
U.S. Treasury Notes, 2.125%, due 02/29/24	4,450,000	4,455,389
U.S. Treasury Notes, 1.625%, due 05/15/26	4,960,000	4,702,313
		35,021,466
U.S. Treasury Strips — 2.8%
U.S. Treasury Bonds, Stripped Principal Payment, 3.111%, due 11/15/44 (a)	23,662,000	10,680,103

Total U.S. Treasury Obligations (Cost $51,944,244)		52,583,598

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp. - 1.1%
Federal Home Loan Mortgage Corp., 2.874%, due 09/15/29	3,000,000	2,055,618
Federal Home Loan Mortgage Corp., 3.068%, due 12/14/29	1,450,000	987,405
Federal Home Loan Mortgage Corp., 4.288%, due 03/15/31	1,250,000	808,834
Federal Home Loan Mortgage Corp., 6.750%, due 03/15/31	249,000	360,255
		4,212,112
Federal National Mortgage Association — 1.3%
Federal National Mortgage Association, 2.948%, due 05/15/29	3,700,000	2,572,577
Federal National Mortgage Association, 3.018%, due 01/15/30	775,000	524,929
Federal National Mortgage Association, 3.075%, due 05/15/30	2,900,000	1,938,508
		5,036,014
Tennessee Valley Authority — 0.3%
Tennessee Valley Authority, 5.375%, due 04/01/56	410,000	556,853
Tennessee Valley Authority, 4.250%, due 09/15/65	700,000	787,483
		1,344,336
Total U.S. Government Agency Obligations (Cost $10,751,002)		10,592,462

AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corp. — 1.7%
Federal Home Loan Mortgage Corp., Series 4249, Class CS, 4.300%, due 09/15/43	1,332,026	1,183,136
Federal Home Loan Mortgage Corp., Series 4355, Class ZX, 4.000%, due 05/15/44	5,072,723	5,480,390
		6,663,526
Federal Home Loan Mortgage Corp. Interest-Only Strips — 0.3%
Federal Home Loan Mortgage Corp., Series K-722, Class X1, 1.311%, due 03/01/23 (b)	2,271,960	139,089
Federal Home Loan Mortgage Corp., Series 4077, Class TS, 4.841%, due 05/15/41 (b)	1,861,024	277,288
Federal Home Loan Mortgage Corp., Series 3966, Class SA, 4.741%, due 12/15/41 (b)	2,524,090	371,208
Federal Home Loan Mortgage Corp., Series 4089, Class SH, 4.841%, due 08/15/42 (b)	2,004,234	326,112
		1,113,697

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.1% (Continued)
Federal National Mortgage Association — 1.6%
Federal National Mortgage Association, Pool #AO8254, 3.500%, due 07/01/42	$967,080	$997,941
Federal National Mortgage Association, Series 2016-73, Class DZ, 3.000%, due 10/25/46	4,090,905	3,812,946
Federal National Mortgage Association, Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,398,742	1,255,126
		6,066,013
Federal National Mortgage Association Interest-Only Strips — 0.5%
Federal National Mortgage Association, Series 2011-124, Class NS, 5.283%, due 12/25/41 (b)	2,214,768	368,780
Federal National Mortgage Association, Series 2012-20, Class SA, 5.233%, due 03/25/42 (b)	2,042,700	410,369
Federal National Mortgage Association, Series 2012-76, Class SC, 4.783%, due 07/25/42 (b)	953,562	157,683
Federal National Mortgage Association, Series 2014-28, Class SD, 4.833%, due 05/25/44 (b)	6,710,200	1,048,810
		1,985,642
Total Agency Mortgage-Backed Obligations (Cost $16,566,425)		15,828,878

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.5%
A10, LLC, Series 2016-1, Class A-1, 2.420%, due 03/15/35	108,614	108,126
Alliance Bancorp Trust, Series 2007-OA1, Class A-1, 1.263%, due 07/25/37 (b)	1,146,905	958,873
American Home Mortgage Assets, Series 2006-4, Class I-A1-1, 1.213%, due 10/25/46 (b)	1,227,150	910,664
American Home Mortgage Assets, Series 2006-6, Class A1-A, 1.213%, due 12/25/46 (b)	850,393	668,736
Americold, LLC Trust, Series 2010-ART, Class C, 6.811%, due 01/14/21	50,000	55,942
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 3.939%, due 09/15/26 (b)	302,000	304,532
Barclays Commercial Mortgage Securities, Series 2017-C1, Class X-A, 1.695%, due 02/01/27 (b)	1,981,747	215,099
Barclays Commercial Mortgage Securities, Series 2014-BX0, Class E, 3.550%, due 08/15/27 (b)	236,000	235,189
Bayview Opportunity Master Fund, Series 2016-RN3, Class A1, 3.597%, due 09/29/31 (b)	1,187,445	1,193,944
Bayview Opportunity Master Fund, Series 2017-RN1, Class A-1, 3.597%, due 02/28/32 (b)	712,125	711,324
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 5.076%, due 03/25/37 (b)	4,667,791	3,319,674
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 3.355%, due 01/01/35 (b)	800,387	789,257
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR17, Class A-4, 5.694%, due 06/11/50	64,842	65,089
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR18, Class A-4, 5.700%, due 06/11/50	213,426	214,457
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	124,333
CIM Trust, Series 2016-1, Class B2, 11.488%, due 07/26/55 (b)	1,000,000	871,913
CIM Trust, Series 2016-2, Class B2, 11.035%, due 02/01/56 (b)	1,000,000	890,934
CIM Trust, Series 2016-3, Class B2, 12.173%, due 02/27/56	1,000,000	901,862
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-MA, 6.144%, due 12/01/49 (b)	120,000	121,069
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.144%, due 12/01/49 (b)	334,000	339,010
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A-M, 5.711%, due 12/10/49	219,000	219,146
Citi-Mortgage Alternative Loan Trust, Series 2006-A1, Class IA-6, 6.000%, due 04/25/36	3,243,951	3,079,174

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.5% (Continued)
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6, 6.000%, due 05/01/37 (b)	$3,552,716	$3,308,371
CLNS Trust, Series 2017-IKPR, Class D, 3.049%, due 06/11/32 (b)	84,000	84,261
CLNS Trust, Series 2017-IKPR, Class E, 4.500%, due 06/11/32 (b)	84,000	84,314
CLNS Trust, Series 2017-IKPR, Class F, 5.500%, due 06/11/32 (b)	84,000	84,418
Cobal Commercial Mortgage Trust, Series 2007-C3, Class A-M, 5.764%, due 05/15/46	12,002	12,106
Cold Storage Trust, Series 2017-ICE3, Class B, 2.243%, due 04/01/36 (b)	1,900,000	1,902,937
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A-4B, 6.093%, due 12/10/49	148,586	148,855
Commercial Mortgage Trust, Series 2012-CCRE4, Class C, 4.442%, due 10/15/45	69,000	68,136
Cosmopolitan Hotel Trust, Series 2016-COSMO, Class C, 3.638%, due 11/15/21 (b)	1,000,000	1,007,420
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4, 6.249%, due 08/25/37 (b)	878,336	771,337
Countrywide Alternative Loan, Inc., Series 2007-OA7, Class A-1-A, 1.203%, due 05/25/47 (b)	1,059,948	988,917
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 1.193%, due 09/25/36 (b)	1,904,345	1,785,050
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 4.457%, due 09/25/37 (b)	2,509,824	2,416,254
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A-4, 5.695%, due 09/15/40	31,799	31,767
Credit Suisse Commercial Mortgage Trust, Series 2014-WIN2, Class A-3, 3.500%, due 10/25/44	651,732	650,319
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 5.084%, due 07/01/56 (b)	843,162	843,664
Credit Suisse Mortgage Trust, Series 2017-CHOP, Class E, 4.358%, due 07/15/32 (b)	169,000	169,041
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 3.441%, due 04/05/33 (b)	170,000	168,416
Deutsche Bank Alt-A Securities, Series 2006-AF1, Class A-4, 1.323%, due 04/25/36 (b)	1,008,421	910,795
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 2.298%, due 07/25/34 (b)	607,579	598,211
FirstKey Mortgage Trust, Series 2014-1, Class A-8, 3.500%, due 11/25/44	459,317	466,009
Fort CRE, LLC, Series 2016-1, Class B, 3.250%, due 05/21/36	181,000	177,608
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class G-FX, 3.382%, due 12/15/34 (b)	950,000	913,825
GCAT, LLC, Series 2017-1, Class A-1, 144A, 3.375%, due 03/25/47	1,147,114	1,144,644
GE Business Loan Trust, Series 2007-1, Class C, 1.608%, due 04/16/35 (b)	673,022	616,487
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.043%, due 12/10/41 (b)	96,000	98,217
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 5.141%, due 12/10/41 (b)	160,000	158,869
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class D, 4.065%, due 07/10/23 (b)	60,000	55,196
GSAA Home Equity Trust, Series 2005-6, Class M-1, 1.453%, due 06/25/35 (b)	1,300,000	1,180,560
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.293%, due 07/25/37 (b)	948,037	871,135
Harborview Mortgage Loan Trust, Series 2006-14, Class 2A-1A, 1.153%, due 01/25/47 (b)	1,035,097	935,435
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 1.850%, due 05/08/30 (b)	1,000,000	1,001,180

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.5% (Continued)
IMT Trust, Series 2017-APTS, Class BFX, 3.614%, due 06/15/34 (b) (c)	$1,000,000	$1,011,351
IMT Trust, Series 2017-APTS, Class EFL, 3.850%, due 06/15/34 (b) (c)	56,000	56,000
IMT Trust, Series 2017-APTS, Class FFL, 3.150%, due 06/15/34 (b) (c)	56,000	56,000
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.057%, due 10/15/23 (b)	84,000	81,000
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B702, 144A, 4.234%, due 04/27/44	168,000	167,232
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class B, 3.139%, due 10/15/22 (b)	115,000	115,628
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class C, 3.739%, due 10/15/22 (b)	65,000	65,478
JPMCC RE-REMIC Trust, Series 2014-FRR1, Class A-K707, 4.347%, due 12/27/18	181,000	173,753
JPMorgan Chase Commercial Mortgage, Series 2015-JP1, Class F, 4.742%, due 01/01/49 (b)	240,000	175,011
JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (b)	53,307	53,268
JPMorgan Chase Commercial Trust, Series 2016-WPT, Class E, 5.989%, due 10/15/18 (b)	181,000	182,786
JPMorgan Chase Commercial Trust, Series 2016-WIKI, Class E, 4.142%, due 10/05/21 (b)	1,000,000	995,738
JPMorgan Chase Commercial Trust, Series 2007-CIBC19, Class A-M, 5.750%, due 02/12/49 (b)	31,626	31,725
JPMorgan Chase Commercial Trust, Series 2007-CIBC20, Class A-M, 5.880%, due 02/12/51	233,829	235,293
JPMorgan Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	194,507
JPMorgan Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	174,461
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-3, 5.866%, due 09/15/45	134,120	134,964
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-J, 6.243%, due 09/15/45	120,000	121,399
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.701%, due 03/10/49	274,000	251,521
LSTAR Securities Investments Ltd., Series 2016-4, Class A-1, 2.994%, due 10/01/18 (b)	1,247,896	1,243,166
LSTAR Securities Investments Ltd., Series 2016-7, Class A-1, 2.994%, due 12/01/18 (b)	1,752,147	1,745,030
LSTAR Securities Investments Ltd., Series 2017-1, Class A, 3.050%, due 01/01/19 (b)	913,534	911,433
LSTAR Securities Investments Ltd., Series 2016-5, Class A-1, 144A, 2.546%, due 11/01/21	682,949	682,436
LSTAR Securities Investments Trust, Series 2016-3, Class A, 2.994%, due 09/01/21 (b)	1,472,763	1,462,156
Luminent Mortgage Trust, Series 2006-2, Class A1A, 1.223%, due 02/25/46 (b)	1,430,711	1,100,490
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM, 5.835%, due 06/01/50 (b)	181,000	181,679
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2007-9, Class A-4, 5.700%, due 09/12/49	102,008	102,086
Morgan Stanley BAML Trust, Series 2014-C19, Class LNC-3, 4.749%, due 12/15/24 (b) (c)	997,615	1,014,126
Morgan Stanley BAML Trust, Series 2014-C17, Class C, 4.451%, due 08/15/47 (b)	117,000	115,286
Morgan Stanley BAML Trust, Series 2015-C20, Class D, 3.071%, due 02/15/48 (b)	232,000	180,258

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.5% (Continued)
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 1.403%, due 12/25/35 (b)	$1,000,000	$937,956
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A-M, 6.052%, due 12/12/49	273,000	276,345
Morgan Stanley REMIC Trust, Series 2010-R5, Class 4-B, 1.998%, due 06/26/36 (b)	852,668	720,515
Motel 6 Trust, Series 2015-MTL6, Class E, 5.278%, due 02/05/20 (b)	1,000,000	1,000,624
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.916%, due 10/25/49 (b)	2,268,177	2,283,727
Rait Trust, Series 2017-FL7, Class B, 2.750%, due 06/15/37 (b)	169,000	169,209
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,464,576	1,415,364
Residential Accredited Loans, Inc., Series 2006-QO2, Class A-1, 1.243%, due 02/25/46 (b)	2,121,417	970,621
Residential Accredited Loans, Inc., Series 2006-Q05, Class I-A-1, 1.238%, due 05/25/46 (b)	1,163,074	1,054,997
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 3.089%, due 07/15/34 (b) (c)	130,000	130,000
Stanwich Mortgage Loan Trust, Series 2017-NPA1, Class A1, 3.597%, due 03/16/22 (b)	787,431	787,431
Structured Asset Investment Loan, Series 2005-11, Class A7, 1.383%, due 01/25/36 (b)	773,271	703,653
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.048%, due 04/01/45 (b)	142,000	154,938
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 3.533%, due 04/25/46	377,617	381,394
VOLT L, LLC, Series 2016-NP10, Class A-1, 144A, 3.500%, due 09/25/46	1,746,445	1,751,189
VOLT LI, LLC, Series 2016-NP11, Class A-1, 3.500%, due 10/25/46	894,415	895,166
Wachovia Asset Securitization, Series 2007-HE1, Class A, 1.163%, due 07/25/37 (b)	1,488,848	1,366,714
Wachovia Asset Securitization, Series 2007-HE2, Class A, 1.153%, due 07/25/37 (b)	1,769,003	1,666,328
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.858%, due 05/15/43 (b)	236,000	235,961
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.072%, due 06/15/45 (b)	181,000	182,375
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A-J, 5.825%, due 07/15/45	67,948	68,755
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A-3, 5.678%, due 05/15/46	27,357	27,335
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A-J, 5.632%, due 10/15/48	105,008	105,484
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.965%, due 02/15/51 (b)	175,000	178,123
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 3.039%, due 06/15/29 (b)	148,000	148,734
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 3.489%, due 06/15/29 (b)	125,000	125,775
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.029%, due 06/15/49	141,000	146,637
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.577%, due 04/01/22 (b)	89,000	89,065
Winwater Mortgage Loan Trust, Series 2016-1, Class 2A-3, 3.000%, due 12/20/30	371,690	372,184

Total Non-Agency Mortgage-Backed Obligations (Cost $70,034,186)		71,313,961

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.4%
American Home Mortgage Assets Trust, Series 2007-1, Class IO-P, 2.078%, due 05/25/47 (b)	$8,110,346	$1,524,898
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A, 2.166%, due 06/15/49 (b)	1,114,450	124,818
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.575%, due 08/10/26 (b)	1,988,414	189,906
CD Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.485%, due 05/01/50 (b)	1,762,321	167,454
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.679%, due 06/15/50 (b)	1,436,000	152,578
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.923%, due 05/10/58 (b)	1,288,125	142,261
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.169%, due 08/10/26 (b)	1,231,792	158,505
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class X-A, 1.966%, due 04/10/49 (b)	3,823,752	454,630
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 2.104%, due 05/10/49 (b)	1,172,242	150,569
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class X-A, 1.942%, due 08/10/49 (b)	1,890,637	234,132
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.501%, due 10/01/46 (b)	3,930,795	222,695
Commercial Mortgage Trust, Series 2015-LC21, Class XA, 1.003%, due 07/10/48 (b)	1,909,338	83,421
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.977%, due 01/15/49 (b)	989,994	111,149
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.730%, due 01/10/23 (b)	2,349,325	158,137
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.820%, due 05/10/49 (b)	1,039,715	110,133
JPMCC Commercial Mortgage Trust, Series 2016-JP2, Class X-A, 2.013%, due 08/15/49 (b)	1,932,317	240,361
JPMDB Commercial Mortgage Securities, Series 2016-C2, Class X-A, 1.862%, due 06/01/49 (b)	1,256,151	122,743
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 2.105%, due 03/01/49 (b)	1,620,591	132,986
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.235%, due 03/10/50 (b)	2,968,000	167,633
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.287%, due 12/01/47 (b)	3,502,961	185,013
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C27, Class X-A, 1.180%, due 12/15/47 (b)	25,989,868	1,581,090
Morgan Stanley Capital I Trust, Series 2016-UBS11, Class X-A, 1.813%, due 08/15/49 (b)	5,822,838	602,705
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.834%, due 12/15/49 (b)	3,261,943	173,679
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.186%, due 10/01/48 (b)	8,130,348	1,012,336
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class X-A, 2.161%, due 07/15/48 (b)	6,839,075	885,084

Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,680,383)		9,088,916

ASSET-BACKED SECURITIES — 11.9%
AABS Ltd., Series 2013-1, Class A, 4.875%, due 01/15/38	362,896	363,077
Anchorage Credit Funding Ltd., Series 2016-3A, Class A, 3.850%, due 10/28/33	1,000,000	1,025,808
Anchorage Credit Funding Ltd., Series 2016-4A, Class A, 3.500%, due 02/15/35	2,000,000	2,001,359

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
ASSET-BACKED SECURITIES — 11.9% (Continued)
Apollo Aviation Sec Equity, Series 2014-1, Class A, 5.125%, due 12/15/29	$1,075,361	$1,079,393
Apollo Aviation Sec Equity, Series 2014-1, Class B, 7.375%, due 12/15/29	537,680	539,697
Apollo Aviation Sec Equity, Series 2016-1A, Class A, 4.875%, due 03/17/36	875,000	883,750
Apollo Aviation Sec Equity, Series 2016-2, Class A, 4.212%, due 11/15/41	1,609,559	1,611,420
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A, 3.250%, due 06/15/23	372,768	373,792
Capital Automotive REIT, Series 2017-1, Class A-1, 144A, 3.870%, due 04/01/47 (b)	1,896,833	1,919,473
Castle Air Securities Trust, Series 2015-1, Class A, 4.703%, due 12/15/40	1,235,534	1,252,447
Cerberus Loan Funding XVII, Series 2016-17, Class A, 3.483%, due 01/15/28 (b)	1,000,000	996,862
Chesterfield Financial Holding, LLC, Series 2014-1A, Class A, 4.499%, due 12/15/34 (b)	783,000	785,067
CIFC Funding Ltd., Series 2012-2A, Class A2RL, 3.122%, due 12/05/24 (b)	1,500,000	1,500,003
Diamond Head Aviation Ltd., Series 2015-1, Class A, 3.810%, due 07/14/28	635,915	636,225
Drug Royalty III, L.P., Series 2016-1, Class NT, 3.979%, due 04/15/27	800,067	802,702
Dryden Senior Loan Fund, Series 2015-37, Class COMB, 8.826%, due 04/15/27	1,000,000	926,400
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 4.460%, due 01/26/37	877,172	863,830
ECAF I Ltd., Series 2015-1, Class A-2, 4.947%, due 06/15/40	965,201	953,142
Falcon Aerospace Ltd., Series 2017-1-A, Class A, 4.581%, due 02/15/42 (b)	733,350	741,231
FDF Ltd., Series 2016-2A, Class A, 4.285%, due 05/12/61 (b)	1,000,000	1,017,098
Halcyon Loan Advisors Funding, Series 2012-2, Class C, 4.001%, due 12/20/24 (b)	1,500,000	1,502,053
Harbour Aircraft Investments Ltd., Series 2016-1, Class A, 4.703%, due 07/15/41 (b)	892,125	904,689
Helios Issuer, LLC, Series 2017-1A, A, 4.939%, due 09/20/49 (b)	1,200,000	1,195,552
Ivy Hill Middle Market Credit Funding, Series 2014-9, Class B-1, 3.473%, due 10/18/25 (b)	2,000,000	2,003,910
Jimmy John's Funding, LLC, Series 17-1A, Class A2I, 144A, 3.610%, due 07/30/47 (b)	1,000,000	1,000,000
Kabbage Funding, LLC, Series 2017-1, Class A, 144A, 4.571%, due 03/15/22	1,000,000	1,022,993
Newmark Capital Funding, Series 2014-2A, Class D, 4.498%, due 06/30/26 (b)	1,159,000	1,159,621
OZLM Funding IX Ltd., Series 2014-9A, Class A2-R, 2.482%, due 01/20/27 (b)	1,000,000	997,510
PFP Ltd., Series 2015-2, Class A-S, 2.992%, due 07/14/34 (b)	1,000,000	999,531
Putnam Structured Product Funding, Series 2003-1, Class A2 144, 2.158%, due 10/15/38 (b)	1,553,520	1,458,567
Raspro Trust, Series 2005-1A, Class B, 1.781%, due 03/01/24 (b)	797,439	755,574
Rise Ltd., Series 2014-1A, Class A, 4.750%, due 02/15/39	1,044,711	1,049,934
Rockwall CDO II Ltd., Series 2007-2, Class A-1LB, 1.719%, due 08/01/24 (b)	1,485,350	1,480,865
Springfield Funding Trust, Series 2015-A, Class A, 3.160%, due 11/15/24	1,000,000	1,009,045
SRERS Funding Ltd., Series 2011, Class A1B-1, 1.242%, due 05/09/46 (b)	153,075	151,575
SRERS Funding Ltd., Series 2011, Class A1B-2, 1.244%, due 05/09/46 (b)	500,000	315,190
Store Master Funding I, Series 2016-1, Class A-1, 3.960%, due 10/20/26 (b)	2,026,093	2,029,993
Taco Bell Funding, LLC, Series 2016-1, Class A-2-II, 4.377%, due 05/25/46	1,687,250	1,755,955
Textainer Marine Containers Ltd., Series 17-2A, Class A, 144A, 3.520%, due 06/20/42 (b)	1,700,000	1,699,697
TRIAXX Prime CDO, Series 2006-2, Class A-1A, 1.320%, due 10/02/39 (b)	583,347	570,309
Wendy's Funding, LLC, Series 2015-1, Class A2-III, 4.497%, due 06/15/45	982,500	1,008,762

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
ASSET-BACKED SECURITIES — 11.9% (Continued)
Wrightwood Capital Real Estate CDO, Series 2005-1, Class B, 1.482%, due 11/21/40 (b)	$1,349,313	$1,329,644

Total Asset-Backed Securities (Cost $44,989,705)		45,673,745

COLLATERALIZED LOAN OBLIGATIONS — 11.2%
ABPCI Direct Lending Fund CLO, Series 2016-1A, Class A, 3.650%, due 12/22/28 (b)	1,000,000	995,750
ALM Loan Funding, Series 2016-19A, Class B, 4.023%, due 07/15/28 (b)	250,000	251,859
AMMC CLO XIII Ltd., Series 2013-13, Class A-3L, 3.743%, due 01/26/26 (b)	1,500,000	1,501,454
Annisa CLO Ltd., Series 2016, Class B, 3.256%, due 07/20/28 (b)	500,000	501,421
Apidos CLO, Series 2016-24A, Class C, 4.980%, due 07/20/27 (b)	500,000	508,254
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 4.604%, due 05/28/30 (b)	500,000	497,249
Babson CLO Ltd., Series 2012-II, Class SUB, 0.000%, due 05/15/23	1,000,000	331,314
BlueMountain CLO Ltd., Series 2014-2, Class A, 2.485%, due 07/20/26 (b)	250,000	250,724
BlueMountain CLO Ltd., Series 2016-2, Class C, 5.271%, due 08/20/28 (b)	500,000	507,363
Canyon Capital CLO Ltd., Series 2014-1A, Class C, 4.289%, due 04/30/25 (b)	250,000	248,030
Cent CLO, L.P., Series 2012-16A, Class A-2R, 3.283%, due 08/01/24 (b)	500,000	500,039
Cent CLO, L.P., Series 2012-16A, Class B-R, 4.233%, due 08/01/24 (b)	1,000,000	1,000,031
Cerberus Onshore II CLO, LLC, Series 2015-1A, Class B, 4.208%, due 11/06/25 (b)	2,000,000	1,999,882
Flagship CLO, Series 2013-7A, Class C-R, 3.506%, due 01/20/26 (b)	1,500,000	1,494,991
Flagship CLO VIII, Series 2014-8A, Class B-R, 2.535%, due 01/16/26 (b)	1,300,000	1,297,401
Fortress Credit BSL II Ltd., Series 2013-2A, Class B-R, 144A, 0.000%, due 10/19/25 (b)	1,500,000	1,496,863
Fortress Credit Investments IV CLO, Series 2015-4A, Class B, 2.923%, due 07/17/23 (b)	1,250,000	1,251,300
Fortress Credit Opportunities CLO, Series 2014-3A, Class A1-TR, 2.800%, due 04/28/26 (b)	2,300,000	2,297,505
Fortress Credit Opportunities CLO, Series 2014-5A, Class C-R, 0.000%, due 10/15/26 (b)	1,000,000	1,001,698
Fortress Credit Opportunities CLO, Series 2014-5A, Class B-R, 0.000%, due 10/15/26 (b)	1,000,000	999,055
Fortress Credit Opportunities CLO, Series 2016-7A, Class B, 3.884%, due 12/15/28 (b)	1,000,000	994,673
Galaxy XXII CLO Ltd., Series 2016-22A, Class D, 5.608%, due 07/16/28 (b)	500,000	501,744
Golub Capital Partners CLO, Series 2014-21A, Class B, 3.487%, due 10/25/26 (b)	700,000	690,585
Golub Capital Partners CLO, Series 2015-25, Class A-1, 2.833%, due 08/05/27 (b)	1,000,000	1,000,149
Golub Capital Partners CLO, Series 2016-33I, Class A, 3.391%, due 11/21/28 (b)	2,250,000	2,243,393
Great Lakes CLO Ltd., Series 2015-1A, Class A-1, 2.973%, due 07/15/26 (b)	1,000,000	1,002,969
Keuka Park CLO Ltd., 0.000%, due 10/21/24	1,228,696	269,822
KVK CLO Ltd., Series 2013-1A, Class SUB, 0.000%, due 04/14/25	1,150,000	381,992
Madison Park Funding VI, Series 2007-6, Class C, 2.031%, due 07/26/21 (b)	250,000	244,335
Madison Park Funding XI, Series 2013-11, Class D, 4.541%, due 10/23/25 (b)	500,000	500,178
Nelder Grove CLO Ltd., Series 2014-1A, Class B-R, 2.800%, due 08/28/26 (b)	1,000,000	1,002,048
NXT Capital CLO, LLC, Series 2017-1A, Class A, 0.000%, due 04/01/29 (b)	1,200,000	1,198,060
Ocean Trails CLO IV, LLC, Series 2013-4A, Class C, 4.033%, due 08/13/25 (b)	1,750,000	1,748,642
Octagon Investment Partners, Series 2016-1A, Class B, 3.173%, due 07/15/27 (b)	250,000	252,226

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
COLLATERALIZED LOAN OBLIGATIONS — 11.2% (Continued)
Octagon Investment Partners XXI, Series 2014-21, Class D, 7.636%, due 11/14/26 (b)	$250,000	$254,246
Steele Creek CLO Ltd., Series 2014-1A, Class B-R, 2.887%, due 08/21/26 (b)	1,000,000	999,955
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 4.623%, due 07/14/26 (b)	500,000	500,872
TCI-Cent CLO, Series 2016-1A, Class C, 4.934%, due 12/21/29 (b)	500,000	501,254
TCI-Flatiron, Series 2016-1A, Class B, 3.223%, due 07/17/28 (b)	250,000	252,171
TCI-Flatiron, Series 2016-1A, Class C, 4.073%, due 07/17/28 (b)	250,000	250,173
TCP Waterman CLO, LLC, Series 2016-1A, Class A-1J, 3.431%, due 12/15/28 (b)	1,000,000	1,005,064
Treman Park CLO Ltd., Series 2015, Class COMB, 4.500%, due 04/20/27	500,000	439,183
Venture CDO Ltd., Series 2012-12A, Class B-R, 2.684%, due 02/28/26 (b)	1,000,000	997,365
Venture CDO Ltd., Series 2016-23A, Class B, 3.324%, due 07/19/28 (b)	500,000	500,998
Vibrant CLO Ltd., Series 2012-1A, Class A-2R, 3.123%, due 07/17/24 (b)	1,000,000	1,000,014
Voya CLO IV Ltd., Series 2007-4A, Class C, 3.241%, due 06/14/22 (b)	1,500,000	1,499,909
Voya CLO Ltd., Series 2016-2A, Class C, 4.932%, due 07/19/28 (b)	500,000	503,592
Westcott Park CLO, Series 2016, Class D, 5.380%, due 07/20/28 (b)	500,000	508,272
Whitehorse IV Ltd. CLO, Series 2006-4A, Class C, 2.473%, due 01/17/20 (b)	1,500,000	1,494,337
Whitehorse VIII Ltd. CLO, Series 2014-1A, Class B, 3.219%, due 05/01/26 (b)	1,100,000	1,103,401
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 5.121%, due 01/15/26 (b)	250,000	252,026

Total Collateralized Loan Obligations (Cost $44,403,790)		43,025,831

INVESTMENT-GRADE CORPORATE OBLIGATIONS — 5.5%
Consumer Discretionary — 0.2%
Comcast Corp., 4.400%, due 08/15/35	115,000	123,618
Delphi Automotive plc, 4.250%, due 01/15/26	130,000	137,699
eBay, Inc., 2.750%, due 01/30/23	125,000	123,894
Ford Motor Co., 7.450%, due 07/16/31	105,000	132,756
Home Depot, Inc. (The), 3.000%, due 04/01/26	130,000	130,694
Lowe's Cos., Inc., 3.100%, due 05/03/27	60,000	59,726
Omnicom Group, Inc., 3.600%, due 04/15/26	100,000	100,615
		809,002
Consumer Staples — 0.2%
Anheuser-Busch InBev SA/NV, 4.900%, due 02/01/46	65,000	73,362
Kraft Heinz Co. (The), 2.000%, due 07/02/18	130,000	130,329
Kroger Co. (The), 3.400%, due 04/15/22	170,000	173,888
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	120,000	122,765
Sysco Corp., 3.250%, due 07/15/27	130,000	127,997
Unilever Capital Corp., 2.900%, due 05/05/27	110,000	108,515
		736,856
Energy — 1.3%
BP Capital Markets plc, 3.723%, due 11/28/28	130,000	133,361
Buckeye Partners, L.P., 4.350%, due 10/15/24	242,000	249,261
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	195,000	193,446
CNOOC Finance (2015) U.S.A., LLC, 3.500%, due 05/05/25	1,000,000	1,000,161
Enable Midstream Partners, L.P., 4.400%, due 03/15/27	135,000	135,486
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	125,000	130,040
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	14,995
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	95,000	113,458
Phillips 66, 5.875%, due 05/01/42	55,000	66,452

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
INVESTMENT-GRADE CORPORATE OBLIGATIONS — 5.5% (Continued)
Energy — 1.3% (Continued)
Reliance Holdings USA, 5.400%, due 02/14/22	$800,000	$876,299
Schlumberger Holdings Corp., 144A, 2.350%, due 12/21/18	65,000	65,386
Shell International Finance BV, 1.375%, due 05/10/19	135,000	134,205
Shell International Finance BV, 6.375%, due 12/15/38	1,000,000	1,330,589
Sunoco Logistics Partners, 5.950%, due 12/01/25	245,000	275,526
Valero Energy Corp., 6.625%, due 06/15/37	50,000	61,755
Williams Partners, L.P., 3.750%, due 06/15/27	60,000	59,389
		4,839,809
Financials — 1.4%
Air Lease Corp., 3.750%, due 02/01/22	125,000	130,442
Ally Financial, Inc., 4.125%, due 03/30/20	125,000	128,438
American Equity Investment Life Holding Co., 5.000%, due 06/15/27	610,000	627,918
American Express Credit Corp., 2.250%, due 05/05/21	135,000	134,791
American Express Credit Corp., 2.700%, due 03/03/22	120,000	121,106
American Tower Corp., 3.550%, due 07/15/27	130,000	128,906
Athene Global Funding, 144A, 3.000%, due 07/01/22	110,000	109,245
Australia & New Zealand Banking Group Ltd., 144A, 4.875%, due 01/12/21	125,000	135,042
Bank of America Corp., 2.503%, due 10/21/22	105,000	103,658
Bank of America Corp., 2.881%, due 04/24/23	85,000	85,157
Bank of Montreal, 1.900%, due 08/21/27	130,000	127,574
Boston Properties, L.P., 4.125%, due 05/15/21	125,000	131,817
Brighthouse Financial, Inc., 144A, 3.700%, due 06/22/27	130,000	128,421
Citigroup, Inc., 2.279%, due 05/17/24 (b)	190,000	189,805
Commonwealth Bank Trust, 144A, 2.750%, due 03/10/22	165,000	166,437
Discover Financial Services, 4.100%, due 02/09/27	160,000	160,276
Goldman Sachs Group, Inc., 3.000%, due 04/26/22	35,000	35,269
Goldman Sachs Group, Inc., 2.908%, due 06/05/23	95,000	94,812
Infinity Property and Casualty Corp., 5.000%, due 09/19/22	368,000	391,770
JPMorgan Chase & Co., 2.972%, due 01/15/23	130,000	131,546
JPMorgan Chase & Co., 4.250%, due 10/01/27	125,000	130,388
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	150,000	194,203
Manufacturing Americas Holding Corp., 2.250%, due 02/10/20	65,000	65,041
Morgan Stanley, 2.750%, due 05/19/22	130,000	129,972
Morgan Stanley, 3.625%, due 01/20/27	135,000	135,971
New York Life Global Funding, 144A, 2.300%, due 06/10/22	45,000	44,760
New York Life Global Holdings, 144A, 2.900%, due 01/17/24	85,000	85,811
PNC Funding Corp., 3.300%, due 03/08/22	125,000	129,586
Royal Bank of Canada, 2.125%, due 03/02/20	65,000	65,112
Royal Bank of Canada, 2.500%, due 01/19/21	35,000	35,238
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	201,297
S&P Global, Inc., 4.400%, due 02/15/26	65,000	69,877
Simon Property Group, L.P., 3.375%, due 06/15/27	130,000	129,571
Sumitomo Mitsui Financial Group, Inc., 2.934%, due 03/09/21	140,000	142,225
Sumitomo Mitsui Financial Group, Inc., 2.058%, due 07/14/21	60,000	58,989
Synchrony Financial, 3.000%, due 08/15/19	120,000	121,692
TIAA Asset Management Finance Co., LLC, 144A, 2.950%, due 11/01/19	130,000	131,858

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
INVESTMENT-GRADE CORPORATE OBLIGATIONS — 5.5% (Continued)
Financials — 1.4% (Continued)
Wells Fargo & Co., 3.069%, due 01/24/23	$125,000	$126,751
Wells Fargo & Co., 3.584%, due 05/22/28	130,000	131,382
Westpac Banking Corp., 2.600%, due 11/23/20	120,000	121,293
Westpac Banking Corp., 2.000%, due 08/19/21	15,000	14,774
Westpac Banking Corp., 2.500%, due 06/28/22	15,000	14,935
		5,543,156
Health Care — 0.5%
AbbVie, Inc., 4.700%, due 05/14/45	135,000	143,456
Actavis Funding SCS, 2.350%, due 03/12/18	135,000	135,563
AstraZeneca plc, 2.375%, due 06/12/22	65,000	64,847
AstraZeneca plc, 2.375%, due 11/16/20	70,000	70,403
Becton Dickinson and Co., 2.894%, due 06/06/22	195,000	195,609
Cardinal Health, Inc., 1.950%, due 06/15/18	135,000	135,357
Cardinal Health, Inc., 4.368%, due 06/15/47	40,000	41,332
Express Scripts Holdings Co., 3.400%, due 03/01/27	100,000	96,513
Laboratory Corp. of America Holdings, 2.500%, due 11/01/18	135,000	136,072
Mylan N.V., 3.150%, due 06/15/21	125,000	127,168
Shire Acquisitions Investments Ireland, 2.875%, due 09/23/23	125,000	123,897
Teva Pharmaceuticals Financial Co. BV, 2.950%, due 12/18/22	85,000	84,510
Teva Pharmaceuticals Financial Co. BV, 2.800%, due 07/21/23	130,000	126,444
WellPoint, Inc., 2.300%, due 07/15/18	125,000	125,704
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	125,000	126,140
		1,733,015
Industrials — 0.3%
Boeing Co., 6.875%, due 03/15/39	90,000	130,779
Burlington North Santa Fe Corp., 4.550%, due 09/01/44	150,000	166,269
CSX Corp., 3.800%, due 11/01/46	140,000	137,039
Delta Airlines, Inc., 3.625%, due 03/15/22	55,000	56,462
FedEx Corp., 4.750%, due 11/15/45	125,000	134,983
General Motors Financial Corp., 3.950%, due 04/13/24	180,000	182,557
Lockheed Martin Corp., 4.700%, due 05/15/46	115,000	129,219
Maxim Integrated Products, Inc., 3.450%, due 06/15/27	65,000	64,615
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	55,000	56,818
Reynolds American, Inc., 4.000%, due 06/12/22	120,000	127,159
Waste Management, Inc., 4.100%, due 03/01/45	35,000	36,679
		1,222,579
Information Technology — 0.2%
Arrow Electronics, Inc., 3.875%, due 01/12/28	65,000	64,459
Broadcom Corp., 3.625%, due 01/15/24	60,000	61,380
Fidelity National Information Services, Inc., 3.625%, due 10/15/20	95,000	99,517
Hewlett Packard Enterprise Co., 144A, 3.600%, due 10/15/20	90,000	92,799
Microsoft Corp., 4.450%, due 11/03/45	120,000	133,520
Oracle Corp., 4.125%, due 05/15/45	120,000	123,371
		575,046
Materials — 0.8%
Applied Materials, Inc., 4.350%, due 04/01/47	70,000	74,298
BHP Billiton Finance USA Ltd., 144A, 6.750%, due 10/19/75	450,000	514,166
Georgia-Pacific, LLC, 144A, 3.600%, due 03/01/25	252,000	259,595
International Paper Co., 3.000%, due 02/15/27	65,000	62,556
Newcrest Finance Property Ltd., 144A, 4.200%, due 10/01/22	550,000	568,373
Tamaha Gold, Inc., 4.950%, due 07/15/24	1,450,000	1,465,016
Vale Overseas Ltd., 5.875%, due 06/10/21	90,000	96,615
		3,040,619

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
INVESTMENT-GRADE CORPORATE OBLIGATIONS — 5.5% (Continued)
Real Estate — 0.2%
Hospitality Properties Trust, 5.250%, due 02/15/26	$900,000	$955,894

Telecommunication Services — 0.2%
AT&T, Inc., 3.800%, due 03/01/24	130,000	132,939
British Telecommunications plc, 5.950%, due 01/15/18	285,000	291,385
CBS Corp., 2.500%, due 02/15/23	15,000	14,856
Charter Communications, LLC, 4.908%, due 07/23/25	125,000	135,040
Orange S.A., 2.750%, due 02/06/19	100,000	101,268
Verizon Communications, Inc., 4.400%, due 11/01/34	135,000	133,766
		809,254
Utilities — 0.2%
Duke Energy Corp., 3.750%, due 09/01/46	50,000	47,499
Duke Energy Progress, Inc., 4.150%, due 12/01/44	95,000	99,448
Exelon Corp., 3.400%, due 04/15/26	65,000	64,781
Fortis, Inc., 144A, 2.100%, due 10/04/21	140,000	137,122
MidAmerican Energy Holdings, 6.500%, due 09/15/37	145,000	194,701
Nextera Energy Capital Holding, Inc., 3.550%, due 05/01/27	65,000	66,032
Southern Co. (The), 2.450%, due 09/01/18	196,000	197,289
		806,872
Total Investment-Grade Corporate Obligations (Cost $20,892,875)		21,072,102

HIGH YIELD CORPORATE OBLIGATIONS — 2.4%
Consumer Discretionary — 0.3%
Aramark Services, Inc., 144A, 5.000%, due 04/01/25	75,000	79,219
Argos Merger Sub, Inc., 144A, 7.125%, due 03/15/23	40,000	35,600
CCO Holdings, LLC, 144A, 5.125%, due 05/01/27	75,000	76,688
GLP Capital LP/Financing II, 5.375%, due 04/15/26	75,000	81,922
Hilton Domestic Operating Co., Inc., 144A, 4.250%, due 09/01/24	80,000	81,100
KAR Auction Services, Inc., 144A, 5.125%, due 06/01/25	45,000	45,844
Live Nation Entertainment, Inc., 144A, 4.875%, due 11/01/24	80,000	81,200
New Red Finance, Inc., 144A, 4.250%, due 05/15/24	80,000	79,495
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	38,550
Pinnacle Entertainment, Inc., 144A, 5.625%, due 05/01/24	80,000	83,199
Prime Securities Service Borrower, LLC, 144A, 9.250%, due 05/15/23	70,000	76,066
ServiceMaster Co., LLC, 144A, 5.125%, due 11/15/24	75,000	77,625
Six Flags Entertainment Corp., 144A, 4.875%, due 07/31/24	80,000	80,490
Viking Cruises Ltd., 144A, 8.500%, due 10/15/22	75,000	78,750
		995,748
Consumer Staples — 0.4%
Bumble Bee Holdings, Inc., 144A, 9.000%, due 12/15/17	769,000	770,922
HRG Group, Inc., 7.875%, due 07/15/19	415,000	425,375
JBS USA, LLC, 144A, 5.750%, due 06/15/25	75,000	70,500
Kronos Acquisition Holdings, Inc., 144A, 9.000%, due 08/15/23	85,000	84,788
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	75,000	75,188
Rite Aid Corp., 144A, 6.125%, due 04/01/23	80,000	78,550
SM Energy Co., 5.000%, due 01/15/24	85,000	75,225
		1,580,548
Energy — 0.2%
Dynagas LNG Partners, 6.250%, due 10/30/19 (d)	500,000	492,499
FTS International, Inc., 6.250%, due 05/01/22	10,000	8,100
Meg Energy Corp., 144A, 7.000%, due 03/31/24	20,000	15,550
Noble Holding International Ltd., 7.750%, due 01/15/24	10,000	7,913

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
HIGH YIELD CORPORATE OBLIGATIONS — 2.4% (Continued)
Energy — 0.2% (Continued)
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	$75,000	$74,438
Sanchez Energy Corp., 6.125%, due 01/15/23	85,000	68,000
		666,500
Financials — 0.5%
Dana Financing Luxembourg S.A.R.L., 144A, 5.750%, due 04/15/25	75,000	77,625
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	80,000	82,900
Hexion 2, 144A, 10.375%, due 02/01/22	75,000	74,250
Icahn Enterprises, 6.250%, due 02/01/22	75,000	78,188
Jefferies Finance, LLC, 7.500%, due 04/15/21	500,000	518,750
Lincoln Finance Ltd., 7.375%, due 04/15/21	500,000	529,999
National Financial Partners Corp., 144A, 6.875%, due 07/15/25	15,000	15,150
Tempo Acquisition, LLC, 144A, 6.750%, due 06/01/25	75,000	76,688
Voya Financial, Inc., 5.650%, due 05/15/53	600,000	637,499
		2,091,049
Health Care — 0.4%
Acadia Healthcare Co., Inc., 5.625%, due 02/15/23	75,000	77,578
Air Medical Merger Sub, 144A, 6.375%, due 05/15/23	40,000	37,900
Centene Corp., 4.750%, due 01/15/25	75,000	77,063
CHS/Community Health Systems, 6.250%, due 03/31/23	75,000	77,426
Envision Healthcare Corp., 144A, 6.250%, due 12/01/24	75,000	80,063
Inventive Group Holdings, Inc., 144A, 7.500%, due 10/01/24	75,000	81,375
Tenet Healthcare Corp., 4.745%, due 06/15/20 (b)	800,000	807,999
Tenet Healthcare Corp., 144A, 8.125%, due 04/01/22	75,000	79,594
Universal Hospital Services, Inc., 7.625%, due 08/15/20	75,000	76,219
		1,395,217
Industrials — 0.1%
Blueline Rental Corp., 9.250%, due 03/15/24	75,000	78,000
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	77,000	80,176
Flex Acquisition Co., Inc., 6.875%, due 01/15/25	75,000	78,000
Signode Industrial Group US, Inc., 144A, 6.375%, due 05/01/22	40,000	41,800
Tempur Sealy International, Inc., 5.625%, due 10/15/23	75,000	77,813
		355,789
Information Technology — 0.1%
Camelot Finance S.A., 144A, 5.500%, due 10/15/24	30,000	32,325
Ensemble S Merger Sub, Inc., 144A, 9.000%, due 09/30/23	75,000	78,000
Greeneden US Holdings II, LLC, 144A, 10.000%, due 11/30/24	70,000	78,662
Informatica, LLC, 144A, 7.125%, due 07/15/23	80,000	81,425
Open Text Corp., 144A, 5.875%, due 06/01/26	40,000	43,025
Sabre Global, Inc., 144A, 5.250%, due 11/15/23	75,000	77,813
		391,250
Materials — 0.0% (e)
Cliffs Natural Resources, 144A, 5.750%, due 03/01/25	5,000	4,713

Telecommunication Services — 0.1%
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	85,000	75,225
Cincinnati Bell, Inc., 144A, 7.000%, due 07/15/24	75,000	78,390
CSC Holdings, LLC, 5.250%, due 06/01/24	75,000	76,508
Frontier Communications Corp., 8.500%, due 04/15/20	75,000	78,844
Intelsat Jackson Holdings S.A., 7.250%, due 10/15/20	85,000	80,325
Sirius XM Radio, Inc., 144A, 5.000%, due 08/01/27	80,000	80,599

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
HIGH YIELD CORPORATE OBLIGATIONS — 2.4% (Continued)
Telecommunication Services — 0.1% (Continued)
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	$70,000	$78,575
		548,466
Utilities — 0.3%
Calpine Corp., 5.750%, due 01/15/25	20,000	18,750
Ferrellgas, L.P., 6.750%, due 01/15/22	400,000	376,000
Ferrellgas, L.P., 6.750%, due 06/15/23	595,000	554,838
NGL Energy Partners, L.P., 144A, 7.500%, due 11/01/23	80,000	78,900
NRG Energy, Inc., 144A, 7.250%, due 05/15/26	40,000	41,400
		1,069,888
Total High Yield Corporate Obligations (Cost $9,063,908)		9,099,168

FOREIGN BONDS — 12.2%
Argentina — 0.7%
Aeropuertos Argentina 2000, 144A, 6.875%, due 02/01/27	150,000	155,270
Pamp Energia S.A., 144A, 7.500%, due 01/24/27	600,000	626,136
Provincia de Buenos Aires, 144A, 7.875%, due 06/15/27	450,000	465,885
Republic of Argentina, 6.875%, due 01/26/27	1,250,000	1,295,000
		2,542,291
Bermuda — 0.4%
Digicel Group Ltd., 7.125%, due 04/01/22	900,000	784,170
OOREDOO QSC Communications, 3.875%, due 01/31/28	800,000	790,311
		1,574,481
Brazil — 0.4%
Federal Republic of Brazil, 5.625%, due 01/07/41	1,100,000	1,058,750
Globo Communicacoes Participacoes S.A., 144A, 5.125%, due 03/31/27	600,000	595,500
		1,654,250
Cayman Islands — 1.0%
CK Hutchison Holdings Ltd., 144A, 3.500%, due 04/05/27	700,000	703,130
Cosan Overseas Ltd., 8.250%, due 11/29/49	900,000	900,540
Guanay Finance Ltd., 6.000%, due 12/15/20	731,488	749,409
Hutch Whampoa Intl. 12 Ltd., 3.250%, due 11/08/22	200,000	204,261
Industrial Senior Trust, 5.500%, due 11/01/22	800,000	818,000
Republic of Kenya, 144A, 6.875%, due 06/24/24	300,000	306,750
		3,682,090
Chile — 1.0%
Colbun S.A., 6.000%, due 01/21/20	200,000	216,197
CorpGroup Banking S.A., 6.750%, due 03/15/23	500,000	499,240
Empresa Nacional de Telecommunicaciones S.A., 4.875%, due 10/30/24	200,000	208,175
Entel Chila S.A., 4.750%, due 08/01/26	200,000	205,917
Inversiones CMP C S.A., 144A, 4.375%, due 04/04/27	1,100,000	1,117,910
Republic of Chile, 3.125%, due 03/27/25	500,000	510,500
Republic of Chile, 3.125%, due 01/21/26	900,000	917,955
Republic of Chile, 3.860%, due 06/21/47	200,000	200,500
		3,876,394
Colombia — 0.3%
Banco GNB Sudameris S.A., 144A, 6.500%, due 04/03/27	300,000	309,750
Sura Asset Management S.A., 144A, 4.375%, due 04/11/27	900,000	909,000
		1,218,750
Costa Rica — 0.2%
Bharat Petroleum Corp. Ltd., 4.625%, due 10/25/22	500,000	534,540
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	233,500
		768,040
Dominican Republic — 0.8%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	500,000	522,295
Dominican Republic, 5.500%, due 01/27/25	100,000	103,250
Dominican Republic, 144A, 5.950%, due 01/25/27	1,500,000	1,567,500
Dominican Republic, 144A, 6.850%, due 01/27/45	795,000	846,675
		3,039,720

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
FOREIGN BONDS — 12.2% (Continued)
Guatemala — 0.2%
Republic of Guatemala, 4.500%, due 05/03/26	$600,000	$606,354
Republic of Guatemala, 4.875%, due 02/13/28	200,000	205,500
		811,854
India — 0.4%
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	699,991
Export-Import Bank of India, 4.000%, due 01/14/23	200,000	207,947
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	400,000	450,098
ONGC Videsh Ltd., 3.250%, due 07/15/19	200,000	202,480
		1,560,516
Indonesia — 0.4%
Perusahaan Pen Erbit SBSN, 144A, 4.150%, due 03/29/27	1,500,000	1,522,500

Israel — 0.3%
Delek & Avner Tamar Bond Ltd., 5.412%, due 12/30/25	200,000	207,000
Israel Electric Corp. Ltd., 5.000%, due 11/12/24	400,000	429,800
State of Israel, 2.875%, due 03/16/26	600,000	597,581
		1,234,381
Korea (Republic of) — 0.4%
Korea Development Bank, 3.000%, due 01/13/26	200,000	198,355
Republic of Korea, 2.750%, due 01/19/27	1,200,000	1,177,044
		1,375,399
Malaysia — 0.4%
Axiata SPV2 Berhad, Series 2, 3.466%, due 11/19/20	400,000	409,067
Comision Federal de Electricid S.A., 4.750%, due 02/23/27	300,000	308,625
Malaysia Sovereign Sukuk, 3.043%, due 04/22/25	400,000	399,360
Petronas Capital Ltd., 3.500%, due 03/18/25	500,000	517,765
		1,634,817
Mexico — 1.7%
Banco Inbursa S.A., 144A, 4.375%, due 04/11/27	1,000,000	1,000,200
Banco Mercantile del Norte S.A., 5.750%, due 10/04/31	800,000	798,400
BBVA Bancomer S.A. Texas, 5.350%, due 11/12/29	300,000	303,750
Credito Real SAB de CV, 144A, 7.250%, due 07/20/23	300,000	315,000
Grupo Idesa S.A. de CV, 7.875%, due 12/18/20	630,000	570,150
Grupo Posadas SAB de CV, 7.875%, due 06/30/22	250,000	258,125
Petroleos Mexicanos, 144A, 6.750%, due 09/21/47	65,000	65,642
Sigma Alimentos S.A. de CV, 4.125%, due 05/02/26	500,000	508,000
SixSigma Networks Mexico, 8.250%, due 11/07/21	200,000	200,120
United Mexican States, 4.000%, due 10/02/23	194,000	202,905
United Mexican States, 4.125%, due 01/21/26	700,000	727,650
United Mexican States, 4.150%, due 03/28/27	1,000,000	1,035,500
United Mexican States, 4.750%, due 03/08/44	750,000	750,750
		6,736,192
Netherlands — 0.7%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	541,115
Marfrig Holdings Europe BV, 144A, 8.000%, due 06/08/23	700,000	710,640
Marfrig Holdings Europe BV, 144A, 7.000%, due 03/15/24	200,000	193,250
Petrobras Global Finance, 7.375%, due 01/27/27	200,000	211,600
Petrobras Global Finance, 7.250%, due 03/17/44	1,000,000	983,250
		2,639,855
Panama — 0.6%
Autoridad Canal de Panama, 4.950%, due 07/29/35	200,000	218,000
Avianca Holdings S.A., 8.375%, due 05/10/20	300,000	300,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
FOREIGN BONDS — 12.2% (Continued)
Panama — 0.6% (Continued)
Republic of Panama, 3.875%, due 03/17/28	$1,600,000	$1,639,999
Republic of Panama, 4.500%, due 05/15/47	200,000	202,500
		2,360,499
Peru — 0.3%
Fondo Mivivienda S.A., 3.500%, due 01/31/23	150,000	151,800
Transportadora de Gas del Peru S.A., 4.250%, due 04/30/28	1,000,000	1,037,500
		1,189,300
Philippines — 0.4%
Republic of Philippines, 4.200%, due 01/21/24	800,000	876,415
Republic of Philippines, 3.700%, due 02/02/42	800,000	806,239
		1,682,654
Singapore — 0.7%
BPRL International Singapore, 4.375%, due 01/18/27	500,000	517,582
DBS Group Holdings Ltd., 3.600%, due 12/29/49	1,000,000	998,171
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	800,000	790,652
Oversea-Chinese Banking Corp. Ltd., 4.000%, due 10/15/24	200,000	205,250
Temasek Financial I Ltd., 2.375%, due 01/23/23	250,000	246,956
		2,758,611
United Kingdom — 0.2%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	725,323

Virgin Islands British — 0.7%
CNOOC Finance 2011 Ltd., 4.250%, due 01/26/21	200,000	210,339
CNPC HK Overseas Capital Ltd., 4.500%, due 04/28/21	1,100,000	1,170,199
Sinopec Group Overseas Development, 2.750%, due 09/29/26	1,300,000	1,215,586
		2,596,124
Total Foreign Bonds (Cost $46,099,085)		47,184,041

LOAN PARTICIPATIONS — 7.0%
Acrisure, LLC, 0.000%, due 11/03/23 (b)	60,000	60,687
Air Methods Corp., 4.796%, due 04/12/24 (b)	250,777	248,479
Albertson's, LLC, 3.992%, due 08/25/21 (b)	636,214	629,177
AlexPartners, LLP, 4.150%, due 03/17/21 (b)	379,050	381,182
American Axle & Manufacturing, 3.219%, due 02/24/21 (b)	128,700	127,612
Avantor Performance Materials Holdings, LLC, 5.000%, due 12/31/20 (b)	279,328	280,260
Avolon TLB Borrower 1 S.A.R.L., 3.759%, due 01/20/22 (b)	290,000	292,223
Berry Plastics Corp., 3.726%, due 12/31/19 (b)	348,834	349,585
BJ's Wholesale Club, Inc., 4.749%, due 01/27/24 (b)	356,000	345,913
Brand Energy & Infrastructure, 5.491%, due 06/14/24 (b)	270,000	270,084
Burger King, 3.300%, due 02/28/24 (b)	368,305	367,731
BWAY Holding Co., 4.326%, due 04/03/24 (b)	50,000	50,058
Capital Automotive, L.P., 7.030%, due 03/21/25 (b)	40,000	40,750
CareCore National Group, LLC, 5.500%, due 03/05/21 (b)	155,090	157,029
Cengage Learning, Inc., 5.338%, due 06/07/23 (b)	1,074,361	1,017,956
CenturyLink, Inc., 1.375%, due 02/29/24 (b)	310,000	306,922
Change Healthcare Holdings, LLC, 4.421%, due 01/31/21 (b)	320,000	320,443
CityCenter Holdings, LLC, 3.749%, due 04/10/24 (b)	207,444	208,005
Clark Equipment Co., 3.929%, due 05/10/24 (b)	15,000	15,064
Community Health Systems, Inc., 3.750%, due 12/31/19 (b)	371,466	371,323
CompuCom Systems, Inc., 4.479%, due 05/09/20 (b)	328,678	259,725
CSC Holdings, LLC, 3.459%, due 07/17/25 (b)	686,175	682,315

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
LOAN PARTICIPATIONS — 7.0% (Continued)
Dell International Bank Debt, 3.499%, due 09/07/23 (b)	$383,324	$385,160
Dell Software Cov, 3.729%, due 09/27/22 (b)	377,290	383,704
Digicel International Finance, 4.940%, due 05/10/24 (b)	15,000	15,120
DJO Finance, LLC, 4.477%, due 06/08/20 (b)	247,481	245,342
EIG Investors Corp., 6.000%, due 02/09/23 (b)	279,523	280,717
Eldorado Resorts, Inc., 3.375%, due 03/15/24 (b)	205,000	203,591
Envision Healthcare Corp., 4.299%, due 12/01/23 (b)	389,025	391,456
Epicor Software Corp., 4.979%, due 06/01/22 (b)	1,031,587	1,032,716
Fairmount Santrol, Inc., 4.647%, due 09/05/19 (b)	328,242	310,763
Federal Mogul, 4.749%, due 04/15/21 (b)	310,190	311,482
Fitness International, LLC, 6.000%, due 07/01/20 (b)	417,441	423,571
Floor & Decor Outlets of America, Inc., 4.500%, due 09/30/24 (b)	132,214	133,041
Grifols Worldwide Operations USA, Inc., 3.436%, due 01/24/25 (b)	678,300	679,833
Harbor Freight Tools USA, 4.137%, due 08/16/23 (b)	684,837	685,396
HBC Hardware Holdings, LLC, 6.750%, due 03/30/20 (b) (c) (d)	560,625	549,413
HCA, Inc., 3.520%, due 02/15/24 (b)	378,402	380,736
Intrawest Resorts Holdings, Inc., 4.710%, due 12/31/20 (b)	175,000	175,438
Klockner Pentaplast of America, Inc., 5.460%, due 06/29/22 (b)	385,000	381,631
Kraton Polymers, LLC, 5.000%, due 01/06/22 (b)	253,044	255,805
Kronos Acquisition Holdings, Inc., 5.793%, due 08/26/22 (b)	90,000	90,994
Leslie's Poolmart, Inc., 5.249%, due 08/09/23 (b)	385,579	387,387
Lightstone Holdco, LLC, 5.545%, due 01/30/24 (b)	363,645	355,132
Lightstone Holdco, LLC, 5.545%, due 01/30/24 (b)	34,494	33,687
Lineage Logistics, LLC, 4.726%, due 04/07/21 (b)	437,594	438,690
Lumileds Holding BV, 5.710%, due 03/15/24 (b)	270,000	274,219
MGM Growth Properties Operating Partnership, L.P., 3.528%, due 04/25/23 (b)	389,166	390,310
Micro Focus International plc, 3.964%, due 04/06/21 (b)	10,318	10,349
Micro Focus International plc, 4.030%, due 04/19/24 (b)	69,682	69,891
Mission Broadcasting, Inc., 4.239%, due 01/17/24 (b)	36,855	36,980
Misys Ltd., 4.736%, due 04/26/24 (b)	870,000	871,134
Nature's Bounty, Inc., 4.796%, due 05/05/23 (b)	688,092	689,692
Nexstar Broadcasting Group, Inc., 4.238%, due 01/17/24 (b)	372,997	374,263
NVA Holdings, Inc., 4.647%, due 08/14/21 (b)	7,500	7,552
Optiv, Inc., 4.438%, due 01/05/21 (b)	28,997	28,526
Peabody Energy Corp., 5.726%, due 01/30/21 (b)	389,025	388,976
PetSmart, Inc., 3.999%, due 03/11/22 (b)	493,703	460,926
Pharmaceutical Product Development, LLC, 3.976%, due 08/18/22 (b)	387,210	387,833
Prime Security Services Borrower, LLC, 3.973%, due 05/02/22 (b)	380,000	380,536
Project Alpha Intermediate Holding, Inc., 4.670%, due 04/04/21 (b)	385,000	383,015
Ranpack Cov-Lite, 8.421%, due 09/22/22 (b)	124,444	124,133
Revlon Consumer Products Corp., 4.726%, due 07/21/23 (b)	47,121	44,094
Reynolds Group Holdings, Inc., 4.044%, due 01/23/20 (b)	383,169	384,085
Sabre Global, Inc., 3.976%, due 02/16/24 (b)	34,825	35,095
Scientific Games International, Inc., 5.226%, due 10/01/21 (b)	273,147	276,164
Securus Technologies Holdings, 5.710%, due 06/15/24 (b)	210,000	210,088

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Par Value	Value
LOAN PARTICIPATIONS — 7.0% (Continued)
Select Medical Corp., 4.655%, due 02/13/24 (b)	$329,175	$332,264
Solera, LLC, 4.295%, due 03/03/23 (b)	389,018	390,794
Sophia, L.P., 4.546%, due 09/30/22 (b)	387,898	387,413
Surgery Center Holdings, Inc., 4.460%, due 06/20/24 (b)	105,000	105,526
Team Health Holdings, Inc., 1.850%, due 01/12/24 (b)	588,525	584,573
Telesat Canada, 4.780%, due 11/17/23 (b)	476,406	479,810
Tempo Acquisition, LLC, 4.060%, due 04/19/24 (b)	180,000	180,633
TKC Holdings, Inc., 1.199%, due 02/01/23 (b)	395,000	394,878
Tribune Media Co., 4.226%, due 12/27/20 (b)	605,216	608,245
U.S. Anesthesia Partners, Inc., 4.460%, due 06/14/24 (b)	40,000	40,092
Univar USA, Inc., Series B, 3.976%, due 07/01/22 (b)	691,449	693,015
WideOpenWest Finance, LLC, 4.460%, due 08/18/23 (b)	210,000	210,072
WMG Acquisition Corp., 1.299%, due 11/21/23 (b)	385,000	385,541
York Risk Services Holding Corp., 4.976%, due 10/01/21 (b) (d)	975,000	955,987

Total Loan Participations (Cost $27,022,536)		26,890,032

MILITARY HOUSING OBLIGATIONS — 2.0%
Atlantic Marine Corps Communities Military Housing, 144A, 5.433%, due 12/01/50 (d)	713,329	713,522
Capmark Military Housing Trust, Series 2007-AETC, Class A1, 5.746%, due 02/10/52 (d)	1,911,281	1,915,027
Capmark Military Housing Trust, Series 2007-ROBS, Class A, 6.059%, due 10/10/52 (d)	479,675	495,408
Fort Benning Family Communities, LLC, 144A, 5.810%, due 01/15/51 (d)	1,050,000	1,003,022
GMAC Commercial Military Housing Trust, Series 2007-HCKM, Class A, 6.107%, due 08/10/52 (b) (c) (d)	1,119,903	1,173,166
HP Communities, LLC, 5.630%, due 09/15/34 (d)	650,000	717,275
Mid-Atlantic Military Co., 144A, 5.300%, due 08/01/50	943,941	939,108
Northeast Housing, LLC, 6.298%, due 10/15/49 (c) (d)	725,000	753,181

Total Military Housing Obligations (Cost $7,750,804)		7,709,709

MUNICIPAL OBLIGATIONS — 0.7%
American Municipal Power, Inc., Revenue, 8.084%, due 02/15/50	650,000	1,048,918
Beverly Hills Unified School District, GO, 0.000%, due 08/01/37	645,000	292,649
Illinois State, GO, 5.650%, due 12/01/38	1,310,000	1,421,141

Total Municipal Obligations (Cost $2,616,365)		2,762,708

	Shares
COMMON STOCKS — 0.0% (e)
Energy — 0.0% (e)
Titan Energy, LLC (d) (f) (Cost $502,500)	3,370	26,118

PREFERRED STOCKS — 1.5%
Bank of America Corp., 6.100%	700,000	760,445
Bank of America Corp., 6.300%	1,300,000	1,457,625
Citigroup, Inc., 5.900%	500,000	535,125
Citigroup, Inc., 5.950%	140,000	148,925
Citigroup, Inc., 5.950%	250,000	267,883
Citigroup, Inc., 6.250%	1,195,000	1,325,703
JPMorgan Chase & Co., 6.000%	200,000	215,374
JPMorgan Chase & Co., 6.100%	250,000	271,250
Keycorp, 5.000%	500,000	509,375
Wells Fargo & Co., 5.875%	300,000	330,591

Total Preferred Stocks (Cost $5,531,634)		5,822,296

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 2.1%
Guggenheim Floating Rate Strategies Fund (b)	112,867	$2,936,796
Guggenheim Strategy Fund I (b)	209,738	5,258,135

Total Affiliated Registered Investment Companies (Cost $8,143,813)		8,194,931

	Expiration Date	Strike Price	Contracts
PURCHASED OPTION CONTRACTS — 0.1%
Call Option Contracts — 0.1%
iShares 20+ Year Treasury Bond ETF (Cost $407,468)	09/15/17	$127.00	1,978	261,096

Put Option Contracts — 0.0% (e)
iShares iBoxx $ High Yield Corp. Bond ETF (Cost $109,739)	09/15/17	84.00	1,799	68,362

Total Purchased Option Contracts (Cost $517,207)				329,458

Par Value
COMMERCIAL PAPER — 0.5%
UnitedHealth Group, Inc. (Cost $1,997,993)	$2,000,000	1,997,993

	Shares	Value
MONEY MARKET FUNDS — 1.5%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (g) (Cost $5,874,483)	5,874,483	$5,874,483

Total Investments at Value — 100.0% (Cost $383,382,938)		$385,070,430

Liabilities in Excess of Other Assets — (0.0%) (e)		(66,337)

Net Assets — 100.0%		$385,004,093

(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(b)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2017.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $4,743,237 at June 30, 2017, representing 1.2% of net assets (Note 2).
(d)	Illiquid
(e)	Percentage rounds to less than 0.1%.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of June 30, 2017.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2017 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Montgomery/Bank of America	7/12/17	USD 307,416	CAD 405,000	$4,951
Montgomery/Bank of America	7/12/17	CAD 405,000	USD 300,227	(12,140)
				$(7,189)

For the six months ended June 30, 2017, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$116,541
Average Monthly Notional Amount Sold	444,333

CV — Convertible Security.
Ltd. — Limited.
plc — Public Limited Company.
CDO — Collateralized Debt Obligation.
CLO — Collateralized Loan Obligation.
GO — General Obligation.
LLC — Limited Liability Corporation.
Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit.
STRIPS — Separately Traded Registered Interest and Principal Securities.
144A — This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Open Written Option Contracts	June 30, 2017 (Unaudited)

	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
WRITTEN OPTION CONTRACTS
Call Option Contracts
iShares 20+ Year Treasury Bond ETF	09/15/17	$130.00	1,978	$126,592	$211,646

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Swap Contracts	June 30, 2017 (Unaudited)

Counter Party	Contract Type	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)*
Bank of America Merrill Lynch		2.284% Fixed	3-month USD LIBOR	1/30/2024	$3,000,000	$(65,743)
	Interest Rate Swap	2.1587% Fixed	3-month USD LIBOR	2/13/2024	4,510,000	(49,144)
	Interest Rate Swap	2.35% Fixed	3-month USD LIBOR	2/13/2027	6,400,000	(89,413)
	Interest Rate Swap	2.2525% Fixed	3-month USD LIBOR	5/26/2027	5,530,000	11,862
	Interest Rate Swap					$(192,438)

*	There are no upfront payments on the swap contracts, therefore the unrealized appreciation (depreciation) on the swap contracts is equal to their fair value.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2017 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$233,096,542	*	$159,752,480	*	$42,888,554	*	$31,430,729	*	$177,305,841	*	$312,509,746	*	$376,875,499
Investments in affiliated funds, at value	—		—		—		—		—		—		8,194,931
Cash	—		—		—		—		—		4,277		—
Deposits with brokers	—		—		—		—		—		—		275,000
Foreign currency, at value	—		—		—		—		—		319,642		—
Receivable for investment securities sold	164,820		47,774		339,605		134,736		1,400		1,677,334		2,544,279
Swap interest receivable	—		—		—		—		—		—		127,590
Unrealized gain on spot currency contracts	—		—		—		—		—		95		—
Unrealized gain on forward foreign currency contracts	—		—		—		—		—		—		4,951
Dividends and interest receivable	131,083		244,359		18,338		42,949		184,617		813,247		2,258,559
Receivable for capital shares sold	53,685		32,613		121,587		9,629		220,306		70,482		164,260
Dividend reclaim receivable	10,257		106		—		—		207		876,034		332
Other assets	42,352		38,704		31,155		29,267		35,569		52,355		59,818
Total Assets	233,498,739		160,116,036		43,399,239		31,647,310		177,747,940		316,323,212		390,505,219

LIABILITIES:
Bank overdraft	—		—		—		3,267		—		—		—
Written call options, at value (Note 2)	—		—		—		—		—		—		126,592
Payable upon return of securities loaned (Note 6)	69,026		1,614,423		1,913,097		580,389		2,974,941		7,920,767		—
Payable for investment securities purchased	—		—		277,700		77,231		—		1,610,987		4,859,591
Payable for capital shares redeemed	170,148		165,471		28,938		31,806		21,547		261,150		261,722
Swap interest payable	—		—		—		—		—		—		6,857
Unrealized loss on spot currency contracts	—		—		—		—		—		4,269		—
Unrealized loss on forward foreign currency contracts	—		—		—		—		—		—		12,140
Investment advisory fees payable (Note 3)	145,577		97,827		18,761		12,556		14,427		248,314		190,257
Distribution fees payable (Note 4)	9,931		—		9,246		1,364		59,684		—		—
Shareholder Service fees payable (Note 4)	13,700		7,150		2,500		1,850		8,350		11,750		20,578
Administration fees payable	7,900		5,300		1,400		1,100		5,900		10,400		13,000
Accrued expenses and other payables	51,849		41,548		28,605		27,388		50,134		77,180		10,389
Total Liabilities	468,131		1,931,719		2,280,247		736,951		3,134,983		10,144,817		5,501,126

NET ASSETS	$233,030,608		$158,184,317		$41,118,992		$30,910,359		$174,612,957		$306,178,395		$385,004,093

* Includes Market Value of Securities on Loan	$29,830,099		$9,483,966		$7,059,987		$3,159,529		$13,010,738		$20,186,181		$—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2017 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSETS CONSIST OF:
Paid-in capital	$149,792,622	$117,377,342	$29,567,008	$21,146,115	$50,931,096	$277,260,065	$375,718,710
Accumulated net investment income (loss)	238,712	1,410,978	(116,825)	(48,506)	1,296,156	2,280,018	6,744,956
Accumulated net realized gains (losses) from security transactions	10,984,819	9,952,358	2,635,844	3,957,494	8,500,101	(17,379,946)	967,509
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	72,014,455	29,443,639	9,032,965	5,855,256	113,885,604	43,993,606	1,636,374
Investments in affiliated funds	—	—	—	—	—	—	51,118
Written option contracts	—	—	—	—	—	—	85,054
Swap contracts	—	—	—	—	—	—	(192,438)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies	—	—	—	—	—	24,652	(7,190)

NET ASSETS	$233,030,608	$158,184,317	$41,118,992	$30,910,359	$174,612,957	$306,178,395	$385,004,093

Investments in unaffiliated securities, at cost (Note 2)	$161,013,061	$128,694,418	$31,942,492	$24,995,084	$60,445,296	$260,595,373	$375,239,125
Investments in affiliated funds, at cost	—	—	—	—	—	—	8,143,813
Cash collateral for securities on loan, at cost	69,026	1,614,423	1,913,097	580,389	2,974,941	7,920,767	—
Foreign currency, at cost	—	—	—	—	—	375,865	—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2017 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$61,422,776	$6,367,396	$15,766,181	$7,387,602	$141,201,046	$4,137,031	$6,081,741
Investment Class shares of beneficial interest outstanding
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	1,580,529	298,170	613,326	313,503	6,910,176	407,347	579,097

Net asset value, offering and redemption price per share	$38.86	$21.35	$25.71	$23.56	$20.43	$10.16	$10.50

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$171,607,832	$151,816,921	$25,352,811	$23,522,757	$33,411,911	$302,041,364	$378,922,352
Institutional Class shares of beneficial interest outstanding
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	4,133,116	7,169,485	918,235	980,770	1,633,291	30,057,095	36,168,083

Net asset value, offering and redemption price per share	$41.52	$21.18	$27.61	$23.98	$20.46	$10.05	$10.48

†	For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2017 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends	$1,480,086	$2,282,616	$136,648	$185,600	$1,787,318	$5,006,002	$578,926
Interest	—	—	—	—	—	—	7,865,824
Income from Security Lending	18,716	10,620	6,851	5,765	18,625	24,358	—
Income distributions from affiliated investments	—	—	—	—	—	—	134,176
Foreign taxes withheld	(43,415)	(1,403)	(76)	(170)	(1,176)	(513,264)	(16,202)
Total income	1,455,387	2,291,833	143,423	191,195	1,804,767	4,517,096	8,562,724

EXPENSES:
Investment advisory fee (Note 3)	854,802	660,054	165,519	156,686	89,334	1,439,960	1,167,189
Shareholder Service fees (Note 4)
Investment Class	39,502	3,297	6,480	4,865	45,191	2,756	2,429
Institutional Class	39,545	41,221	6,802	7,233	3,775	60,724	112,565
Distribution (12b-1) fees (Note 4)
Investment Class	78,245	11,090	15,346	10,729	174,493	10,606	3,579
Administration and accounting fees (Note 3)	47,370	36,505	8,107	7,666	37,104	59,867	80,837
Registration and filing fees	24,524	24,230	18,112	17,705	29,366	31,418	60,223
Transfer agent fees (Note 3)	36,998	17,664	18,710	18,483	27,983	45,999	12,477
Custodian fees (Note 3)	22,501	16,734	4,207	3,948	17,481	49,813	50,251
Professional fees	24,744	20,958	12,176	12,128	21,530	28,998	30,113
Directors’ fees and expenses (Note 3)	19,749	15,320	3,360	3,212	15,547	24,930	34,002
Postage and supplies	20,628	15,690	12,921	13,234	9,134	17,628	19,849
Printing fees	7,370	6,171	2,469	2,455	6,104	8,958	13,511
Insurance expense	5,795	5,033	1,033	1,090	4,670	7,182	10,602
Interest expense	—	—	—	—	—	—	33,435
Chief compliance officer expenses	701	488	121	98	527	906	1,139
Other	8,855	12,166	8,231	8,046	23,913	63,444	105,203
Total expenses	1,231,329	886,621	283,594	267,578	506,152	1,853,189	1,737,404
Fees reduced and/or reimbursed by Investment Adviser (Note 3)	—	—	(23,346)	(24,937)	—	(24,437)	(2,579)
Fees paid indirectly (Note 4)	(2,681)	(2,233)	—	(2,940)	—	—	—
Net expenses	1,228,648	884,388	260,248	239,701	506,152	1,828,752	1,734,825

Net investment income (loss)	$226,739	$1,407,445	$(116,825)	$(48,506)	$1,298,615	$2,688,344	$6,827,899

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2017 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain (loss) from:
Unaffiliated investments	$9,976,397	$7,671,468	$1,517,499	$2,636,230	$8,411,157	$4,795,320	$1,422,014
Sale of affiliated investment company shares	—	—	—	—	—	—	18,392
Written option contracts (Note 2)	—	—	—	—	—	—	(67,528)
Swap contracts	—	—	—	—	—	—	19,233
Foreign currency transactions	—	—	—	—	—	(304,322)	(68,716)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	21,033,289	(793,741)	660,718	(2,832,884)	4,704,825	30,389,691	6,259,100
Investments in affiliated funds	—	—	—	—	—	—	(7,004)
Written option contracts (Note 2)	—	—	—	—	—	—	85,054
Swap contracts	—	—	—	—	—	—	(192,438)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	52,779	(21,414)

Net realized and unrealized gains (losses) on investments and foreign currency transactions	31,009,686	6,877,727	2,178,217	(196,654)	13,115,982	34,933,468	7,446,693

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,236,425	$8,285,172	$2,061,392	$(245,160)	$14,414,597	$37,621,812	$14,274,592

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income	$226,739	$701,354	$1,407,445	$3,602,970
Net realized gains on investments	9,976,397	24,110,965	7,671,468	10,983,831
Net change in unrealized appreciation (depreciation) on investments	21,033,289	(9,717,197)	(793,741)	18,844,323
Net increase in net assets resulting from operations	31,236,425	15,095,122	8,285,172	33,431,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(23,274)	—	(70,117)
Institutional Class shares	—	(666,107)	—	(3,529,320)
Net realized capital gains:
Investment Class shares	—	(7,216,123)	—	(812,603)
Institutional Class shares	—	(16,461,985)	—	(8,395,071)
Total distributions to shareholders	—	(24,367,489)	—	(12,807,111)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 7):
Investment Class shares:
Shares sold	588,522	9,447,776	460,873	13,100,295
Shares issued as reinvestment of distributions	—	7,046,311	—	868,423
Shares redeemed	(10,396,791)	(58,801,975)	(4,611,160)	(60,891,899)
Net decrease in net assets from Investment Class share transactions	(9,808,269)	(42,307,888)	(4,150,287)	(46,923,181)

Institutional Class shares:
Shares sold	28,955,156	112,406,914	14,087,762	127,227,693
Shares issued as reinvestment of distributions	—	15,976,819	—	11,893,895
Shares redeemed	(32,154,138)	(91,601,976)	(45,646,589)	(33,421,170)
Net increase (decrease) in net assets from Institutional Class share transactions	(3,198,982)	36,781,757	(31,558,827)	105,700,418

Net increase (decrease) in net assets	18,229,174	(14,798,498)	(27,423,942)	79,401,250

NET ASSETS:
Beginning of period	$214,801,434	$229,599,932	$185,608,259	$106,207,009
End of period	$233,030,608	$214,801,434	$158,184,317	$185,608,259

Accumulated net investment income end of period	$238,712	$11,973	$1,410,978	$3,533

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income (loss)	$(116,825)	$(146,581)	$(48,506)	$253,736
Net realized gains on investments	1,517,499	5,246,004	2,636,230	3,935,633
Net change in unrealized appreciation (depreciation) on investments	660,718	3,547,658	(2,832,884)	6,014,108
Net increase (decrease) in net assets resulting from operations	2,061,392	8,647,081	(245,160)	10,203,477

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	—	—	(42,010)
Institutional Class shares	—	—	—	(249,635)
Net realized capital gains:
Investment Class shares	—	(902,329)	—	(879,115)
Institutional Class shares	—	(3,066,404)	—	(2,443,106)
Total distributions to shareholders	—	(3,968,733)	—	(3,613,866)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 7):
Investment Class shares:
Shares sold	7,854,466	8,090,368	750,176	4,601,966
Shares issued as reinvestment of distributions	—	883,172	—	900,773
Shares redeemed	(1,355,408)	(14,178,884)	(2,382,039)	(12,548,929)
Net increase (decrease) in net assets from Investment Class share transactions	6,499,058	(5,205,344)	(1,631,863)	(7,046,190)

Institutional Class shares:
Shares sold	3,317,195	23,749,758	3,127,016	24,015,502
Shares issued as reinvestment of distributions	—	3,059,039	—	2,684,309
Shares redeemed	(7,845,832)	(16,251,162)	(11,135,414)	(13,461,080)
Net increase (decrease) in net assets from Institutional Class share transactions	(4,528,637)	10,557,635	(8,008,398)	13,238,731

Net increase (decrease) in net assets	4,031,813	10,030,639	(9,885,421)	12,782,152

NET ASSETS:
Beginning of period	$37,087,179	$27,056,540	$40,795,780	$28,013,628
End of period	$41,118,992	$37,087,179	$30,910,359	$40,795,780

Accumulated net investment loss end of period	$(116,825)	$—	$(48,506)	$—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
OPERATIONS:
Net investment income	$1,298,615	$3,091,458	$2,688,344	$3,980,720
Net realized gains (losses) on investments and foreign currency transactions	8,411,157	32,576,301	4,490,998	(4,042,613)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4,704,825	(12,337,006)	30,442,470	13,529,543
Net increase in net assets resulting from operations	14,414,597	23,330,753	37,621,812	13,467,650

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(2,761,275)	—	(182,252)
Institutional Class shares	—	(1,004,390)	—	(4,629,388)
Horace Mann Class shares	—	(4,577)	—	—
Net realized capital gains:
Investment Class shares	—	(5,106,112)	—	—
Institutional Class shares	—	(1,869,149)	—	—
Total distributions to shareholders	—	(10,745,503)	—	(4,811,640)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 7):
Investment Class shares:
Shares sold	14,666,267	14,468,832	961,020	13,074,344
Shares issued as reinvestment of distributions	—	7,545,415	—	176,771
Redemption fees (Note 2)	—	—	10	942
Shares redeemed	(17,322,965)	(58,715,642)	(9,342,547)	(5,481,578)
Net increase (decrease) in net assets from Investment Class share transactions	(2,656,698)	(36,701,395)	(8,381,517)	7,770,479

Institutional Class shares:
Shares sold	2,083,804	10,987,352	33,045,886	177,914,962
Shares issued as reinvestment of distributions	—	2,231,465	—	4,619,158
Redemption fees (Note 2)	—	—	348	1,948
Shares redeemed	(12,758,125)	(34,209,479)	(25,708,647)	(109,736,709)
Net increase (decrease) in net assets from Institutional Class share transactions	(10,674,321)	(20,990,662)	7,337,587	72,799,359

Qualified Class shares:
Shares sold	—	1	—	—
Shares redeemed	—	(197)	—	—
Net decrease in net assets from Qualified Class share transactions	—	(196)	—	—

Horace Mann Class shares:
Shares sold	—	24,850	—	—
Shares issued as reinvestment of distributions	—	4,577	—	—
Shares redeemed	—	(1,792,892)	—	—
Net decrease in net assets from Horace Mann Class share transactions	—	(1,763,465)	—	—

Net increase (decrease) in net assets	$1,083,578	$(46,870,468)	$36,577,882	$89,225,848

NET ASSETS:
Beginning of period	$173,529,379	$220,399,847	$269,600,513	$180,374,665
End of period	$174,612,957	$173,529,379	$306,178,395	$269,600,513

Accumulated net investment income (loss) end of period	$1,296,156	$(2,459)	$2,280,018	(104,004)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE INCOME OPPORTUNITIES FUND
	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016*
OPERATIONS:
Net investment income	$6,827,899	$8,295,764
Net realized gains on unaffiliated investments, sale of affiliated investment company shares and foreign currency transactions	1,323,395	1,719,677
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	6,123,298	(4,550,380)
Net increase in net assets resulting from operations	14,274,592	5,465,061

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(18,739)
Institutional Class shares	—	(8,022,614)
Net realized capital gains:
Investment Class shares	—	(7,570)
Institutional Class shares	—	(2,931,274)
Total distributions to shareholders	—	(10,980,197)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 7):
Investment Class shares:
Shares sold	5,275,887	3,002,325
Issued in connection with in-kind transfer**	—	10
Shares issued as reinvestment of distributions	—	22,884
Shares redeemed	(400,625)	(1,932,279)
Net increase in net assets from Investment Class share transactions	4,875,262	1,092,940

Institutional Class shares:
Shares sold	24,447,916	317,151,289
Issued in connection with in-kind transfer**	—	147,868,290
Shares issued as reinvestment of distributions	—	10,945,747
Shares redeemed	(56,492,686)	(73,644,121)
Net increase (decrease) in net assets from Institutional Class share transactions	(32,044,770)	402,321,205

Net increase (decrease) in net assets	(12,894,916)	397,899,009

NET ASSETS:
Beginning of period	$397,899,009	$—
End of period	$385,004,093	$397,899,009

Accumulated net investment income (loss) end of period	$6,744,956	$(14,227)

*	Commenced operations on March 30, 2016.
**	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$33.93		$36.82		$38.66		$41.60		$34.70		$31.54

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.04		(0.14)		(0.26)		(0.02)		0.07
Net realized and unrealized gains on investments	4.94		1.26		2.53		3.61		10.38		4.24
Total from investment operations	4.93		1.30		2.39		3.35		10.36		4.31

Less distributions:
From net investment income	—		(0.01)		—		—		—		(0.07)
From realized capital gains	—		(4.18)		(4.23)		(6.29)		(3.46)		(1.08)
Total distributions	—		(4.19)		(4.23)		(6.29)		(3.46)		(1.15)

Net asset value, end of period	$38.86		$33.93		$36.82		$38.66		$41.60		$34.70

Total return (b)	14.53	%(c)	3.33%		6.18%		7.97%		30.22%		13.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,423		$62,634		$107,381		$103,733		$113,495		$100,853
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.32	%(d)	1.32%		1.33%		1.38%		1.36%		1.39%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.32	%(d)(e)	1.32	%(e)	1.33	%(e)	1.38	%(e)	1.36	%(e)	1.39	%(e)
Net investment income (loss)	(0.04	)%(d)	0.10%		(0.34)%		(0.61)%		(0.05)%		0.20%
Portfolio turnover rate	29	%(c)	75%		104%		62%		136%		71%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses excluding reimbursement/reductions excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.32%(d), 1.32%, 1.34%, 1.38%, 1.36% and 1.39% for the periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$36.19		$39.04		$40.62		$43.28		$35.94		$32.63

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.15		(0.01)		(0.13)		0.10		0.18
Net realized and unrealized gains on investments	5.27		1.34		2.66		3.76		10.77		4.38
Total from investment operations	5.33		1.49		2.65		3.63		10.87		4.56

Less distributions:
From net investment income	—		(0.16)		—		(0.00	)(b)	(0.07)		(0.17)
From realized capital gains	—		(4.18)		(4.23)		(6.29)		(3.46)		(1.08)
Total distributions	—		(4.34)		(4.23)		(6.29)		(3.53)		(1.25)

Net asset value, end of period	$41.52		$36.19		$39.04		$40.62		$43.28		$35.94

Total return (c)	14.73	%(d)	3.61%		6.52%		8.32%		30.60%		14.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$171,608		$152,167		$122,219		$134,534		$243,622		$85,740
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.99	%(e)	1.04%		1.01%		1.06%		1.05%		1.11%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.99	%(e)(f)	1.04	%(f)	1.01	%(f)	1.06	%(f)	1.06	%(f)	1.11	%(f)
Net investment income (loss)	0.29	%(e)	0.37%		(0.02)%		(0.29)%		0.23%		0.50%
Portfolio turnover rate	29	%(d)	75%		104%		62%		136%		71%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)
The ratio of operating expenses before fee reductions and reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.99%(e), 1.04%, 1.02%, 1.06%, 1.05% and 1.11% for periods ended June 30, 2017 and December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$20.40		$18.62		$21.19		$21.44		$15.86		$13.82

Income (loss) from investment operations:
Net investment income (a)	0.14		0.37		0.20		0.18		0.16		0.17
Net realized and unrealized gains (losses) on investments	0.81		2.56		(1.33)		2.14		5.64		2.03
Total from investment operations	0.95		2.93		(1.13)		2.32		5.80		2.20

Less distributions:
From net investment income	—		(0.14)		(0.19)		(0.23)		(0.14)		(0.16)
From realized capital gains	—		(1.01)		(1.25)		(2.34)		(0.08)		—
Total distributions	—		(1.15)		(1.44)		(2.57)		(0.22)		(0.16)

Net asset value, end of period	$21.35		$20.40		$18.62		$21.19		$21.44		$15.86

Total return (b)	4.66	%(c)	15.73%		(5.33)%		10.77%		36.54%		15.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,367		$10,112		$52,864		$61,566		$61,800		$44,220
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.27	%(d)	1.26%		1.27%		1.29%		1.24%		1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.27	%(d)(e)	1.27	%(e)	1.29	%(e)	1.30	%(e)	1.25	%(e)	1.36	%(e)
Net investment income	1.32	%(d)	1.87%		0.96%		0.80%		0.87%		1.12%
Portfolio turnover rate	19	%(c)	174%		55%		57%		101%		97%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.27%(d), 1.26%, 1.27%, 1.29%, 1.24% and 1.35% for periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.
81

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$20.20		$18.67		$21.24		$21.48		$15.89		$13.84

Income (loss) from investment operations:
Net investment income (a)	0.17		0.40		0.26		0.24		0.22		0.20
Net realized and unrealized gains (losses) on investments	0.81		2.55		(1.33)		2.14		5.63		2.04
Total from investment operations	0.98		2.95		(1.07)		2.38		5.85		2.24

Less distributions:
From net investment income	—		(0.41)		(0.25)		(0.28)		(0.18)		(0.19)
From realized capital gains	—		(1.01)		(1.25)		(2.34)		(0.08)		—
Total distributions	—		(1.42)		(1.50)		(2.62)		(0.26)		(0.19)

Net asset value, end of period	$21.18		$20.20		$18.67		$21.24		$21.48		$15.89

Total return (b)	4.85	%(c)	15.78%		(5.07)%		11.05%		36.85%		16.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$151,817		$175,497		$53,343		$63,499		$111,550		$800
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.99	%(d)	1.04%		1.01%		1.00%		0.95%		1.14%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.99	%(d)(e)	1.05	%(e)	1.02	%(e)	1.01	%(e)	0.97	%(e)	1.15	%(e)
Net investment income	1.62	%(d)	2.09%		1.23%		1.09%		1.13%		1.32%
Portfolio turnover rate	19	%(c)	174%		55%		57%		101%		97%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.99%(d), 1.04%, 1.01%, 1.00%, 0.95% and 1.14% for the period ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$24.41		$22.64		$23.44		$24.95		$18.06		$15.90

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)		(0.15)		(0.15)		(0.25)		(0.16)		0.09
Net realized and unrealized gains on investments	1.40		4.80		0.70		1.09		7.59		2.07
Total from investment operations	1.30		4.65		0.55		0.84		7.43		2.16

Less distributions:
From realized capital gains	—		(2.88)		(1.35)		(2.35)		(0.54)		—

Net asset value, end of period	$25.71		$24.41		$22.64		$23.44		$24.95		$18.06

Total return (b)	5.33	%(c)	20.44%		2.29%		3.44%		41.25%		13.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,766		$8,633		$12,642		$11,398		$9,582		$7,225
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.51	%(d)	1.51%		1.46%		1.50%		1.47%		1.47%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.67	%(d)(e)	1.60	%(e)	1.64	%(e)	1.55	%(e)	1.62	%(e)	1.97	%(e)
Net investment income (loss)	(0.75	)%(d)	(0.57)%		(0.59)%		(1.00)%		(0.75)%		0.55%
Portfolio turnover rate	46	%(c)	114%		63%		77%		88%		99%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.67%(d), 1.60%, 1.64%, 1.54%, 1.61% and 1.95% for periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$26.18		$24.04		$24.75		$26.14		$18.89		$16.60

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		(0.08)		(0.07)		(0.18)		(0.15)		0.11
Net realized and unrealized gains on investments	1.50		5.10		0.71		1.14		7.99		2.18
Total from investment operations	1.43		5.02		0.64		0.96		7.84		2.29

Less distributions:
From net investment income	—		—		—		—		(0.05)		—
From realized capital gains	—		(2.88)		(1.35)		(2.35)		(0.54)		—
Total distributions	—		(2.88)		(1.35)		(2.35)		(0.59)		—

Net asset value, end of period	$27.61		$26.18		$24.04		$24.75		$26.14		$18.89

Total return (b)	5.46	%(c)	20.79%		2.53%		3.75%		41.58%		13.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,353		$28,454		$14,414		$15,483		$24,013		$15
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.26	%(d)	1.27%		1.19%		1.20%		1.19%		1.28%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.35	%(d)(e)	1.33	%(e)	1.36	%(e)	1.24	%(e)	1.20	%(e)	1.79	%(e)
Net investment income (loss)	(0.53	)%(d)	(0.32)%		(0.28)%		(0.70)%		(0.54)%		0.60%
Portfolio turnover rate	46	%(c)	114%		63%		77%		88%		99%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.35%(d), 1.33%, 1.35%, 1.19%, 1.18% and 1.78% for periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$23.75		$20.74		$22.86		$24.33		$17.40		$15.04

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)		0.10		0.01		(0.08)		(0.03)		0.20
Net realized and unrealized gains (losses) on investments	(0.13)		4.99		(0.89)		1.53		7.62		2.38
Total from investment operations	(0.19)		5.09		(0.88)		1.45		7.59		2.58

Less distributions:
From net investment income	—		(0.09)		(0.00	)(b)	—		(0.00	)(b)	(0.22)
From capital gains	—		(1.99)		(1.24)		(2.92)		(0.66)		—
Total distributions	—		(2.08)		(1.24)		(2.92)		(0.66)		(0.22)

Net asset value, end of period	$23.56		$23.75		$20.74		$22.86		$24.33		$17.40

Total return (c)	(0.80	)%(d)	24.86%		(3.83)%		6.17%		43.79%		17.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,388		$9,097		$14,287		$14,120		$13,688		$9,641
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.48	%(e)	1.51%		1.49%		1.49%		1.49%		1.49%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.68	%(e)(f)	1.60	%(f)	1.67	%(f)	1.56	%(f)	1.58	%(f)	1.84	%(f)
Net investment income (loss)	(0.49	)%(e)	0.48%		0.06%		(0.35)%		(0.13)%		1.24%
Portfolio turnover rate	31	%(d)	99%		49%		53%		60%		68%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.68%(d), 1.59%, 1.67%, 1.55%, 1.57% and 1.83% for periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$24.14		$21.08		$23.21		$24.59		$17.58		$15.19

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.03)		0.16		0.08		(0.02)		0.00	(b)	0.22
Net realized and unrealized gains (losses) on investments	(0.13)		5.08		(0.90)		1.56		7.74		2.42
Total from investment operations	(0.16)		5.24		(0.82)		1.54		7.74		2.64

Less distributions:
From net investment income	—		(0.19)		(0.07)		—		(0.07)		(0.25)
From realized capital gains	—		(1.99)		(1.24)		(2.92)		(0.66)		—
Total distributions	—		(2.18)		(1.31)		(2.92)		(0.73)		(0.25)

Net asset value, end of period	$23.98		$24.14		$21.08		$23.21		$24.59		$17.58

Total return (c)	(0.66	)%(d)	25.16%		(3.52)%		6.47%		44.16%		17.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,523		$31,698		$13,727		$15,655		$24,934		$54
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.23	%(e)	1.27%		1.18%		1.17%		1.20%		1.31%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.36	%(e)(f)	1.33	%(f)	1.36	%(f)	1.23	%(f)	1.19	%(f)	1.66	%(f)
Net investment income (loss)	(0.19	)%(e)	0.73%		0.36%		(0.07)%		(0.01)%		1.33%
Portfolio turnover rate	31	%(d)	99%		49%		53%		60%		68%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.34%(e), 1.32%, 1.35%, 1.21%, 1.18% and 1.65% for periods ended June 30, 2017, December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012
Net asset value, beginning of period	$18.86		$17.78		$18.01		$16.22	$12.43	$10.93

Income (loss) from investment operations:
Net investment income (a)	0.14		0.27		0.24		0.23	0.19	0.19
Net realized and unrealized gains (losses) on investments	1.43		1.96		(0.22)		1.78	3.80	1.49
Total from investment operations	1.57		2.23		0.02		2.01	3.99	1.68

Less distributions:
From net investment income	—		(0.39)		(0.25)		(0.22)	(0.20)	(0.18)
From realized capital gains	—		(0.76)		—		—	—	—
Total distributions	—		(1.15)		(0.25)		(0.22)	(0.20)	(0.18)

Net asset value, end of period	$20.43		$18.86		$17.78		$18.01	$16.22	$12.43

Total return (b)	8.32	%(c)	12.51%		0.08%		12.38%	32.10%	15.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$141,201		$132,669		$159,709		$204,465	$139,354	$107,888
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.64	%(d)	0.67%		0.64%		0.65%	0.68%	0.70%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.64	%(d)(e)	0.67	%(e)	0.64	%(e)	0.65%	0.68%	0.70%
Net investment income	1.40	%(d)	1.49%		1.35%		1.32%	1.33%	1.61%
Portfolio turnover rate	3	%(c)	5%		6%		3%	2%	2%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.64%(d), 0.67% and 0.64% for periods ended June 30, 2017, December 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012
Net asset value, beginning of period	$18.85		$17.78		$18.00		$16.21	$12.41	$10.92

Income (loss) from investment operations:
Net investment income (a)	0.17		0.33		0.29		0.26	0.22	0.22
Net realized and unrealized gains (losses) on investments	1.44		1.95		(0.22)		1.79	3.81	1.47
Total from investment operations	1.61		2.28		0.07		2.05	4.03	1.69

Less distributions:
From net investment income	—		(0.45)		(0.29)		(0.26)	(0.23)	(0.20)
From realized capital gains	—		(0.76)		—		—	—	—
Total distributions	—		(1.21)		(0.29)		(0.26)	(0.23)	(0.20)

Net asset value, end of period	$20.46		$18.85		$17.78		$18.00	$16.21	$12.41

Total return (b)	8.54	%(c)	12.81%		0.36%		12.60%	32.48%	15.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,412		$40,860		$59,065		$67,500	$59,565	$50,633
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.34	%(d)	0.36%		0.41%		0.44%	0.46%	0.47%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.34	%(d)(e)	0.36	%(e)	0.41	%(e)	0.44%	0.46%	0.47%
Net investment income	1.66	%(d)	1.80%		1.59%		1.53%	1.55%	1.84%
Portfolio turnover rate	3	%(c)	5%		6%		3%	2%	2%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.34%(d), 0.36% and 0.41% for periods ended June 30, 2017, December 31, 2016 and 2015, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013		Year Ended 12/31/2012
Net asset value, beginning of period	$8.92		$8.90	$9.06	$9.70	$8.34		$7.63

Income (loss) from investment operations:
Net investment income (a)	0.08		0.10	0.09	0.09	0.03		0.06
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.16		0.07	(0.23)	(0.71)	1.54		0.96
Total from investment operations	1.24		0.17	(0.14)	(0.62)	1.57		1.02

Less distributions:
From net investment income	—		(0.15)	(0.02)	(0.02)	(0.00	)(b)	(0.09)
From realized capital gains	—		—	—	—	(0.21)		(0.22)
Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—	—		—
Total distributions	0.00	(b)	(0.15)	(0.02)	(0.02)	(0.21)		(0.31)

Net asset value, end of period	$10.16		$8.92	$8.90	$9.06	$9.70		$8.34

Total return (c)	13.90	%(d)	1.88%	(1.55)%	(6.38)%	18.95%		13.36%

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,137		$11,290	$3,438	$11,371		$2,410		$74,999
Operating expenses including dividends and rebates on securities sold short and interest expense, after fee reductions and expense reimbursements and fees paid indirectly (e)	1.51	%(f)	1.52%	1.50%	1.50%		1.85	%(g)	2.24	%(g)
Operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements and fees paid indirectly (e)	1.55	%(f)	1.65%	1.75%	1.71	%(h)	1.93	%(h)	2.29	%(h)
Net investment income	0.91	%(f)	1.19%	0.99%	0.97%		0.38%		0.77%
Portfolio turnover rate	29	%(d)	79%	84%	176%		368%		45%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
(f)	Annualized.
(g)
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for years ended December 31, 2013 and 2012.

(h)
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.71%, 1.93% and 2.28% for years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012
Net asset value, beginning of period	$8.81		$8.78	$8.99	$9.64	$8.38	$7.67

Income (loss) from investment operations:
Net investment income (a)	0.09		0.12	0.09	0.09	0.08	0.09
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.15		0.07	(0.21)	(0.68)	1.51	0.95
Total from investment operations	1.24		0.19	(0.12)	(0.59)	1.59	1.04

Less distributions:
From net investment income	—		(0.16)	(0.09)	(0.06)	(0.12)	(0.11)
From realized capital gains	—		—	—	—	(0.21)	(0.22)
Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—	—	—
Total distributions	0.00	(b)	(0.16)	(0.09)	(0.06)	(0.33)	(0.33)

Net asset value, end of period	$10.05		$8.81	$8.78	$8.99	$9.64	$8.38

Total return (c)	14.07	%(d)	2.16%	(1.37)%	(6.16)%	19.10%	13.63%

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014		Year Ended 12/31/2013		Year Ended 12/31/2012
Ratios to average net assets/supplemental data[2]:
Net assets, end of period (in 000’s)	$302,041		$258,311	$176,937	$165,048		$45,897		$99,106
Operating expenses including dividends and rebates on securities sold short and interest expense, after fee reductions and expense reimbursements and fees paid indirectly (e)	1.26	%(f)	1.27%	1.25%	1.25%		1.61	%(g)	1.99	%(g)
Operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements and fees paid indirectly (e)	1.28	%(f)	1.32%	1.29%	1.31	%(h)	1.87	%(h)	2.01	%(h)
Net investment income	1.46	%(f)	1.44%	1.00%	0.96%		0.88%		1.03%
Portfolio turnover rate	29	%(d)	79%	84%	176%		368%		45%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
(f)	Annualized.
(g)
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for years ended December 31, 2013 and 2012.

(h)
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.31%, 1.87% and 2.00% for years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Period Ended 12/31/2016*
Net asset value, beginning of period	$10.14		$10.00

Income from investment operations:
Net investment income (a)	0.17		0.21
Net realized and unrealized gains on investments and foreign currency transactions	0.19		0.18
Total from investment operations	0.36		0.39

Less distributions:
From net investment income	—		(0.18)
From realized capital gains	—		(0.07)
Total distributions	—		(0.25)

Net asset value, end of period	$10.50		$10.14

Total return (b)	3.55	%(c)	3.92	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,082		$1,102
Operating expenses after expense reimbursements (d)	1.16	%(e)	1.15	%(e)
Operating expense before expense reimbursements (d)	1.29	%(e)	1.26	%(e)
Net investment income	3.21	%(e)	2.83	%(e)
Portfolio turnover rate	42	%(c)	74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not Annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2017 (Unaudited)		Period Ended 12/31/2016*
Net asset value, beginning of period	$10.10		$10.00

Income from investment operations:
Net investment income (a)	0.18		0.25
Net realized and unrealized gains on investments and foreign currency transactions	0.20		0.13
Total from investment operations	0.38		0.38

Less distributions:
From net investment income	—		(0.21)
From realized capital gains	—		(0.07)
Total distributions	—		(0.28)

Net asset value, end of period	$10.48		$10.10

Total return (b)	3.76	%(c)	3.82	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$378,922		$396,797
Operating expenses (d)	0.89	%(e)	0.86	%(e)
Net investment income	3.44	%(e)	3.11	%(e)
Portfolio turnover rate	42	%(c)	74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.

(c)	Not Annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2017 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

The Wilshire Income Opportunities Fund commenced operations on March 30, 2016.

Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Many of the Regulation S-X amendments are generally consistent with the Portfolios’ current financial statement presentation, therefore, management expects that the Portfolios will fully comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Portfolios follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the security is valued at the mean between the last bid

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the security is valued at the mean between the last bid and asked prices. Debt securities are valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are valued daily at a price, as provided by an independent pricing service which is an estimate of the fair value price. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

The Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a daily fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

●
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the six months ended June 30, 2017, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2017:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$230,179,869	$—	$—	$230,179,869
Money Market Funds	2,916,673	—	—	2,916,673
Total	$233,096,542	$—	$—	$233,096,542

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$157,163,029	$—	$—	$157,163,029
Rights	—	—	1,135	1,135
Money Market Funds	2,588,316	—	—	2,588,316
Total	$159,751,345	$—	$1,135	$159,752,480

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$40,073,982	$—	$—		$40,073,982
Rights	—	—	360	*	360
Money Market Funds	2,814,212	—	—		2,814,212
Total	$42,888,194	$—	$360		$42,888,554

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$30,803,979	$—	$—	$30,803,979
Money Market Funds	626,750	—	—	626,750
Total	$31,430,729	$—	$—	$31,430,729

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$173,066,230	$—	$—		$173,066,230
Rights	5	—	8,296	*	8,301
Money Market Funds	4,231,310	—	—		4,231,310
Total	$177,297,545	$—	$8,296		$177,305,841

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$77,989,043	$217,128,406	$—	$295,117,449
Preferred Stocks	625,053	480,951	—	1,106,004
Rights	—	3,480	—	3,480
Money Market Funds	16,282,813	—	—	16,282,813
Total	$94,896,909	$217,612,837	$—	$312,509,746

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$52,583,598	$—	$52,583,598
U.S. Government Agency Obligations	—	10,592,462	—	10,592,462
Agency Mortgage-Backed Obligations	—	15,828,878	—	15,828,878
Non-Agency Mortgage-Backed Obligations	—	78,135,400	2,267,477	80,402,877
Asset-Backed Securities	—	45,673,745	—	45,673,745
Collateralized Loan Obligations	—	43,025,831	—	43,025,831
Investment-Grade Corporate Obligations	—	21,072,102	—	21,072,102
High Yield Corporate Obligations	—	9,099,168	—	9,099,168
Foreign Bonds	—	47,184,041	—	47,184,041
Loan Participations	—	26,340,619	549,413	26,890,032
Military Housing Obligations	—	5,783,362	1,926,347	7,709,709
Municipal Obligations	—	2,762,708	—	2,762,708
Common Stocks	26,118	—	—	26,118
Preferred Stocks	5,822,296	—	—	5,822,296
Affiliated Registered Investment Companies	8,194,931	—	—	8,194,931
Purchased Options	329,458	—	—	329,458
Commercial Paper	—	1,997,993		1,997,993
Money Market Funds	5,874,483	—	—	5,874,483
Total	$14,424,990	$360,079,907	$4,743,237	$385,070,430
Other Financial Instruments
Forward Contracts Unrealized Depreciation	$—	$(7,189)	$—	$(7,189)
Swap Contracts Unrealized Depreciation	(192,438)	—	—	(192,438)
Total	$(192,438)	$(7,189)	$—	$(199,627)

*	Includes Rights which have been fair valued at $0.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. As of June 30, 2017, the Portfolios did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Small Company Value Portfolio and Wilshire International Equity Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2017. Large Company Value Portfolio, Small Company Growth Portfolio and Wilshire 5000 IndexSM Fund held Rights and Wilshire Income Opportunities held Non-Agency Mortgage-Backed Obligations, Loan Participations and Military Housing Obligations that were measured at fair value on a recurring basis using

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

significant unobservable inputs (Level 3) at June 30, 2017 totaling $1,135, $360, $8,296 and $4,743,237, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period.

Option Transactions – The Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes or purchases a covered call or put option, an amount equal to the premium received is included as a liability in the Portfolio’s statement of assets and liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s statement of assets and liabilities, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

Transactions in call options written by the Wilshire Income Opportunities Fund during the six months ended June 30, 2017 were as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	—	$—
Options written	4,453	390,745
Options cancelled in a closing purchase transaction	(2,475)	(179,099)
Options outstanding at end of period	1,978	$211,646

Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gains or losses on the Statement of Operations. Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts on the Statement of Operations.

Reverse Repurchase Agreements – The Wilshire Income Opportunities Fund may enter into reverse repurchase agreements for investment purposes. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. At the time the Portfolio enters into a reverse repurchase agreement, the Portfolio segregates cash, cash equivalents, or other liquid assets, including equity securities and debt securities, at least equal in value to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. The Wilshire Income Opportunities fund had no reverse repurchase agreements outstanding as of June 30, 2017.

For the six months ended June 30, 2017, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for Wilshire Income Opportunities Fund was $7,381,629 and 0.91%, respectively.

When-issued and delayed delivery investments – The Wilshire Income Opportunities Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if a sub-adviser deems it appropriate to do so. The Portfolio may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Portfolio will normally realize a capital gain or loss in connection with these transactions. When the Portfolio purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Portfolio’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Portfolio’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. The Portfolio uses when-issued investments as a way to participate in a new issuance. As of, and during the six months ended June 30, 2017, the Portfolio held no when-issued or delayed delivery investments.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Securities transactions and investment income – Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount, and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Asset-backed and mortgage securities – The Wilshire Income Opportunities Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolio’s return and result in losses to the Portfolio if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	market value of investment securities, other assets and liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gains (losses) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Foreign Currency Contracts – The Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolio realizes gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Portfolio’s Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2017.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, the Wilshire Income Opportunities Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolio may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolio. For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as cash pledged as collateral on the Statement of Assets and Liabilities. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

The following table presents, by derivative type, the Portfolio’s OTC financial derivative instruments net of the related collateral (received)/pledged by counterparty at June 30, 2017:

Counterparty	Financial Derivative Assets	Financial Derivative Liabilities	Derivatives Available for Offset	Collateral Pledged or (Received)*	Net Amount
Forward foreign currency contracts
Montgomery/Bank of America	$4,951	$(12,140)	$(7,189)	$—	$(7,189)
Interest rate swap contracts
Bank of America Merrill Lynch	11,862	(204,300)	(192,438)	192,438	—
Total	$16,813	$(216,440)	$(199,627)	$192,438	$(7,189)

*	Collateral pledged is limited to the net outstanding amount from an individual counterparty. The actual collateral amount pledged may exceed the amount and may fluctuate in value.

Expense policy – Distribution and Service fees directly attributable to Investment Class shares are charged to that class’ operating expenses. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Expenses that are attributable to the Company and the Wilshire Variable Insurance Trust (an affiliated investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and realized capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Master Limited Partnerships (“MLPs”) – The Portfolios may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Redemption fees – The Wilshire International Equity Fund charges a redemption fee of 1% on redemption of capital shares held for sixty days or less, subject to certain exceptions. For the six months ended June 30, 2017, the Wilshire International Equity Fund charged $358 in redemption fees. For the year ended December 31, 2016, the Wilshire International Equity Fund charged $2,890 in redemption fees.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, the Adviser charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund, 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund, and 0.60% of average daily net assets for the Wilshire Income Opportunities Fund.

The Adviser has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to reduce a portion of its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2018. The Adviser may recoup the amount of any fee reduced or expenses reimbursed within three years after the year in which it reduced fees or reimbursed the expenses if the recoupment does not exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. At June 30, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for Small Company Growth Portfolio were $23,346 expiring in 2020, $26,249 expiring in 2019, $48,753 expiring in 2018 and $16,159 expiring in 2017. At June 30, 2016, the amounts of fee reductions and expense reimbursements subject to recoupment for Small Company Value Portfolio were $24,937 expiring in 2020, $23,509 expiring in 2019, $52,909 expiring in 2018 and $17,655 expiring in 2017. At June 30, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for Wilshire International Equity Fund were $24,437 expiring in 2020, $144,932 expiring in 2019, $81,678 expiring in 2018 and $78,351 expiring in 2017.

The Adviser has entered into a contractual expense limitation agreements with the Wilshire Income Opportunities Fund to reduce a portion of its management fee or reimburse expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2018. At June 30, 2017, the amount of expense reimbursements subject to recoupment for the Wilshire Income Opportunities Fund was $2,579 expiring in 2020 and $723 expiring in 2019.

For the six months ended June 30, 2017, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fees Reduced/ Reimbursed	Fees Recouped
Small Company Growth Portfolio	$23,346	N/A
Small Company Value Portfolio	24,937	N/A
International Equity Fund	24,437	N/A
Wilshire Income Opportunities Fund	2,579	N/A

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

The Board of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Cambiar Investors, LLC (“Cambiar”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), DoubleLine® Capital LP (“DoubleLine”), Guggenheim Partners Investment Management, LLC (“Guggenheim”) and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Loomis Sayles and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and BHMS each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. L.A. Capital, Cambiar and WCM each manage a portion of the Wilshire International Equity Fund. DoubleLine® and Guggenheim each manage a portion of the Wilshire Income Opportunities Fund.

The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.

DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Company’s administrator and accounting agent and Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Company’s distributor.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser or the Administrator. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $48,000, an annual additional retainer for each Committee chair of $24,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Trustee is compensated for Board and Committee meeting attendance in accordance with the following schedule: a Board in-person meeting fee of $3,000 for Independent Trustees and $4,000 for the Board chair, a Board telephonic meeting fee of $1,500 for Independent Trustees and $2,500 for the Board chair, and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, for the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio reimburses the Distributor, at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. For the six months ended June 30, 2017, the distribution and service fee expenses incurred for the Investment Class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund was 0.25% of the respective average net assets of each Portfolio.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2017, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Wilshire Large Company Growth Portfolio	0.126%	0.048%
Wilshire Large Company Value Portfolio	0.074%	0.049%
Wilshire Small Company Growth Portfolio	0.105%	0.051%
Wilshire Small Company Value Portfolio	0.113%	0.051%
Wilshire 5000 IndexSM Fund	0.065%	0.019%
Wilshire International Equity Fund	0.065%	0.043%
Wilshire Income Opportunities Fund	0.169%	0.058%

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with SEI Investments Global Funds Services (“SEI”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to SEI are used to reduce the Portfolios’ expenses. Under such program, SEI, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios for the six months ended June 30, 2017 were as follows:

Wilshire Large Company Growth Portfolio	$2,681
Wilshire Large Company Value Portfolio	2,233
Wilshire Small Company Growth Portfolio	—
Wilshire Small Company Value Portfolio	2,940
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

For the six months ended June 30, 2017, SEI retained the following commissions:

Wilshire Large Company Growth Portfolio	$686
Wilshire Large Company Value Portfolio	480
Wilshire Small Company Growth Portfolio	—
Wilshire Small Company Value Portfolio	934
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

5. Securities Transactions.

For the six months ended June 30, 2017, aggregate cost of purchases and proceeds from sales and maturities of securities, other than affiliated investments, short-term investments, short sales and purchases to cover and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
Wilshire Large Company Growth Portfolio	$66,022,476	$79,086,768
Wilshire Large Company Value Portfolio	32,917,628	67,899,019
Wilshire Small Company Growth Portfolio	19,348,049	17,470,062
Wilshire Small Company Value Portfolio	11,398,636	20,090,091
Wilshire 5000 IndexSM Fund	4,951,035	18,299,820
Wilshire International Equity Fund	82,140,982	84,677,356
Wilshire Income Opportunities Fund	120,298,825	150,014,480

Purchases and sales and maturities of U.S. Government securities during the year ended December 31, 2016 were:

Portfolio	Purchases	Sales
Wilshire Income Opportunities Fund	$43,816,081	$57,725,014

Purchases and sales of affiliated investments for the Wilshire Income Opportunities Fund during the six months ended June 30, 2017, and value as of June 30, 2017 were:

Affiliated Investment	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2017	Income Distributions
Guggenheim Floating Rate Strategies Fund	$6,049,104	$90,295	$3,200,000	$18,392	$(20,995)	$2,936,796	$90,364
Guggenheim Strategy Fund I	$4,699,030	$545,114	$—	$—	$13,991	$5,258,135	$43,812

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

6. Derivative Transactions.

At June 30, 2017, Wilshire Income Opportunities Fund is invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

		Derivative Assets		Derivative Liabilites
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Equity	Purchased option contracts	Investments in unaffiliated securities, at value	$329,458	Investments in unaffiliated securities, at value	$—
Equity	Written option contracts	Written call options, at value	—	Written call options, at value	(126,592)
Currency	Forward foreign currency exchange contracts	Unrealized gain on forward foreign currency contracts	4,951	Unrealized loss on forward foreign currency contracts	(12,140)
Interest Rate	Swap contracts	Net unrealized appreciation (depreciation) on swap contracts	11,862	Net unrealized appreciation (depreciation) on swap contracts	(204,300)
Total			$346,271		$(343,032)

For the six months ended June 30, 2017, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statement of Operations
Risk	Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Purchased option contracts(a)	$196,754	$329,458
Equity	Written option contracts	(67,528)	85,054
Currency	Forward foreign currency exchange contracts(b)	13,786	(21,416)
Interest Rate	Swap contracts	19,233	(192,438)
Total		$162,245	$200,658

(a)	The Statement of Operations location for “Purchased option contracts” is “Unaffiliated investments.”
(b)	Forward foreign currency exchange contracts are included in Foreign Currency Transactions in the Statement of Operations.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

7. Securities Lending.

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2017 are shown on the Statements of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. Securities on loan are also collateralized by various U.S. Treasury obligations. The following table represents each type of collateral received from securities on loan as of June 30, 2017 for each Fund:

	Collateral Received
	Northern Trust Institutional Liquid Asset Portfolio	U.S. Treasury Obligations	Total
Large Company Growth Portfolio	$69,026	$30,358,577	$30,427,603
Large Company Value Portfolio	1,614,423	8,095,538	9,709,961
Small Company Growth Portfolio	1,913,097	5,290,597	7,203,694
Small Company Value Portfolio	580,389	2,627,012	3,207,400
Wilshire 5000 IndexSM Fund	2,974,941	10,295,076	13,270,017
Wilshire International Equity Fund	7,920,767	13,427,319	21,348,086

The Wilshire Income Opportunities Fund did not utilize securities lending during the six months ended June 30, 2017.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

8. Capital Share Transactions.

Transactions in shares of the Portfolios are summarized below:

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	16,144	258,962	22,098	723,256	313,426	330,720	31,434	217,024
Shares issued as reinvestment of distributions	—	202,292	—	42,973	—	35,879	—	38,667
Shares redeemed	(281,867)	(1,531,665)	(219,700)	(3,109,741)	(53,839)	(571,361)	(100,989)	(561,550)
Net increase (decrease) in Investment Class shares outstanding	(265,723)	(1,070,411)	(197,602)	(2,343,512)	259,587	(204,762)	(69,555)	(305,859)

Institutional Class shares:
Shares sold	738,210	2,946,276	685,375	6,952,495	122,992	1,016,072	130,251	1,155,839
Shares issued as reinvestment of distributions	—	430,089	—	577,737	—	115,866	—	111,843
Shares redeemed	(810,219)	(2,302,019)	(2,205,598)	(1,698,028)	(291,557)	(644,708)	(462,452)	(605,842)
Net increase (decrease) in Institutional Class shares outstanding	(72,009)	1,074,346	(1,520,223)	5,832,204	(168,565)	487,230	(332,201)	661,840

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND*
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Period Ended December 31, 2016
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	748,397	800,638	101,042	1,460,532	509,167	292,557
Issued in connection with in-kind transfer (Note 9)	—	—	—	—	—	1
Shares issued as reinvestment of distributions	—	392,549	—	19,862	—	2,256
Shares redeemed	(872,234)	(3,141,812)	(959,692)	(600,832)	(38,717)	(186,167)
Net increase (decrease) in Investment Class shares outstanding	(123,837)	(1,948,625)	(858,650)	879,562	470,450	108,647

Institutional Class shares:
Shares sold	105,261	572,873	3,447,510	21,027,280	2,379,272	31,084,393
Issued in connection with in-kind transfer (Note 9)	—	—	—	—	—	14,275,906
Shares issued as reinvestment of distributions	—	115,397	—	524,904	—	1,080,559
Shares redeemed	(639,066)	(1,843,987)	(2,701,699)	(12,387,624)	(5,489,278)	(7,162,769)
Net increase (decrease) in Institutional Class shares outstanding	(533,805)	(1,155,717)	745,811	9,164,560	(3,110,006)	39,278,089

Qualified Class shares:
Shares sold	—	—	—	—	—	—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	—	(12)	—	—	—	—
Net decrease in Qualified Class shares outstanding	—	(12)	—	—	—	—

Horace Mann Class shares:
Shares sold	—	1,374	—	—	—	—
Shares issued as reinvestment of distributions	—	240	—	—	—	—
Shares redeemed	—	(93,255)	—	—	—	—
Net decrease in Horace Mann Class shares outstanding	—	(91,641)	—	—	—	—

*	The Wilshire Income Opportunities Fund commenced operations at March 30, 2016.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

9. Significant Shareholder Activity.

On June 30, 2017, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	65%
Large Company Value Portfolio (3 omnibus shareholder)	68%
Small Company Growth Portfolio (3 omnibus shareholders)	59%
Small Company Value Portfolio (3 omnibus shareholders)	67%
Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	48%
Wilshire International Equity Fund (2 omnibus shareholders)	68%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	88%

10. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2017 for each Portfolio are as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$162,058,201	$131,074,131	$34,030,103	$25,754,737	$65,147,003	$269,438,355	$383,592,460
Aggregate gross unrealized appreciation	$73,130,512	$31,704,700	$9,605,070	$6,937,953	$114,951,211	$47,273,015	$6,824,995
Aggregate gross unrealized depreciation	(2,092,171)	(3,026,351)	(746,619)	(1,261,961)	(2,792,373)	(4,201,624)	(5,347,025)
Net unrealized appreciation	$71,038,341	$28,678,349	$8,858,451	$5,675,992	$112,158,838	$43,071,391	$1,477,970
Net unrealized appreciation on written options	$—	$—	$—	$—	$—	$—	$85,054
Net unrealized depreciation on swap contracts	$—	$—	$—	$—	$—	$—	$(192,438)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies, investments in Master Limited Partnerships and investment in Grantor Trusts.

The tax character of distributions declared during the year ended December 31, 2016 was as follows:

Portfolio	2016 Ordinary Income	2016 Long-Term Capital Gains	2016 Return of Capital
Large Company Growth Portfolio	$5,499,968	$18,867,521	$—
Large Company Value Portfolio	8,155,226	4,651,885	—
Small Company Growth Portfolio	1,364,686	2,604,047	—
Small Company Value Portfolio	1,222,049	2,391,817	—
Wilshire 5000 IndexSM Fund	3,645,085	7,100,418	—
Wilshire International Equity Fund	4,811,640	—	—
Wilshire Income Opportunities Fund	10,683,057	290,797	6,343

There were no distributions declared during the six months ended June 30, 2017.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

At December 31, 2016, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Undistributed ordinary income	$287,871	$2,647,713	$659,938	$1,049,785	$—	$—	$—
Undistributed long-term capital gains	1,623,993	607,786	648,300	552,352	2,092,866	—	—
Capital loss carryforwards	—	—	—	—	—	(20,568,903)	—
Late year losses	—	—	—	—	—	(2,452)	(901,116)
Unrealized appreciation (depreciation)	50,089,697	29,266,304	8,182,354	8,407,267	107,174,398	11,867,873	(4,088,093)
Total distributable earnings (accumulated deficit)	$52,001,561	$32,521,803	$9,490,592	$10,009,404	$109,267,264	$(8,703,482)	$(4,989,209)

As of December 31, 2016, Wilshire International Equity Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire International Equity Fund	$16,807,563	$3,761,340	$20,568,903

These CLCFs may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Late year losses represent net qualified late year ordinary losses and specified net capital losses incurred after October 31, 2016. These losses are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2016, the following Portfolios deferred late year losses to January 1, 2017 for federal income tax purposes:

Portfolio	Late Year Ordinary Losses	Post October Losses
Wilshire International Equity Fund	$(2,452)	$—
Wilshire Income Opportunities Fund	—	(901,116)

For the six months ended June 30, 2017, Wilshire International Equity Fund and Wilshire Income Opportunities Fund reclassified $304,322 and $68,716, respectively, of net realized losses on foreign currency transactions against accumulated net investment income on the Statements of Assets and Liabilities. These reclassifications are the result of permanent differences between the financial statement and income tax reporting requirements. It had no effect on each Fund’s total net assets or net asset value per share.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

11. In-Kind Transfers.

During the year ended December 31, 2016, Wilshire Income Opportunities Fund issued shares of beneficial interest to Wilshire Global Allocation Fund, an affiliated fund, through an affiliated in-kind transfer of investment securities and cash. The securities were transferred at their current value on the date of the transaction.

Receiving Portfolio	Contributing Portfolio	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued
Wilshire Income Opportunities Fund	Wilshire Variable Insurance Trust Global Allocation Fund	3/30/2016	$156,418,546	$(13,659,576)	$142,758,970	14,275,906

12. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

13. Risks.

Asset-Backed Securities (“ABS”) Risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Wilshire Income Opportunities Fund. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.

Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s sub-adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk – The Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2017 (Unaudited)

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of June 30, 2017, the Large Company Growth Portfolio had 40.3% of the value of its net assets invested in stocks within the Information Technology sector; the Large Company Value Portfolio had 31.1% of the value of its net assets invested in stocks within the Financials sector; the Small Company Growth Portfolio had 26.3% and 26.8% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively; and the Small Company Value Portfolio had 29.0% of the value of its net assets invested in stocks within the Financials sector.

A more complete description of risks is included in each Portfolio’s prospectus and SAI.

14. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. On September 2013, the District Court dismissed the 2012 lawsuit and in March 2016 the Second Circuit Court of Appeals affirmed this decision. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

15. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

Information on Proxy Voting
The U.S. Securities and Exchange Commission ( the “SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q
The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy
In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

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Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
http://advisor.wilshire.com

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire 5000 IndexSM Fund, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund are listed below.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 17.4%
Amazon.com, Inc. (a)	15,186	$14,700,047
AMC Networks, Inc. - Class A (a)	5,142	274,634
Aramark	3,664	150,151
Brunswick Corp.	30	1,882
Carter's, Inc.	5,760	512,352
Choice Hotels International, Inc.	3,390	217,808
DISH Network Corp. - Class A (a)	75	4,707
Domino's Pizza, Inc.	717	151,667
Hilton Worldwide Holdings, Inc. (b)	1,620	100,197
Home Depot, Inc. (The)	2,610	400,374
Las Vegas Sands Corp.	1,764	112,702
Lions Gate Entertainment Corp. - Class B (a)	566	14,874
Madison Square Garden Co. (The) - Class A (a)	2,790	549,352
Marriott International, Inc. - Class A	4,699	471,357
McDonald's Corp.	8,349	1,278,733
Netflix, Inc. (a)	6,610	987,600
NIKE, Inc.- Class B	37,050	2,185,950
O'Reilly Automotive, Inc. (a) (b)	9,575	2,094,436
Pool Corp.	5,650	664,271
Priceline Group, Inc. (The) (a)	1,775	3,320,173
Service Corp. International	6,088	203,644
ServiceMaster Global Holdings, Inc. (a)	1,790	70,150
Six Flags Entertainment Corp.	1,180	70,340
Starbucks Corp.	44,815	2,613,162
TJX Cos., Inc. (The)	30,400	2,193,968
Tupperware Brands Corp.	2,870	201,560
Ulta Beauty, Inc. (a)	8,775	2,521,408
Vail Resorts, Inc.	2,460	498,962
Walt Disney Co. (The)	2,044	217,175
Wyndham Worldwide Corp.	3,370	338,382
Yum China Holdings, Inc. (a)	31,212	1,230,689
Yum! Brands, Inc.	28,458	2,099,061
		40,451,768
Consumer Staples - 8.0%
Altria Group, Inc.	21,388	1,592,764

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Staples - 8.0% (Continued)
Blue Buffalo Pet Products, Inc. (a) (b)	1,020	$23,266
Campbell Soup Co.	2,168	113,061
Clorox Co. (The)	2,900	386,396
Coca-Cola Co. (The)	74,840	3,356,574
Costco Wholesale Corp.	2,028	324,338
Danone S.A. - ADR (b)	191,912	2,882,519
Energizer Holdings, Inc.	2,280	109,486
General Mills, Inc.	3,805	210,797
Kimberly-Clark Corp.	2,513	324,453
Monster Beverage Corp. (a)	113,836	5,655,372
PepsiCo, Inc.	5,613	648,245
Philip Morris International, Inc.	4,479	526,059
Procter & Gamble Co. (The)	29,010	2,528,222
		18,681,552
Energy - 1.4%
Halliburton Co.	39,725	1,696,654
Schlumberger Ltd.	23,202	1,527,620
		3,224,274
Financials - 4.5%
American Express Co.	14,870	1,252,649
Aon plc	6,080	808,336
Artisan Partners Asset Management, Inc. - Class A	13,138	403,337
Charles Schwab Corp. (The)	56,975	2,447,645
Eaton Vance Corp.	80	3,786
Erie Indemnity Co. - Class A	3,525	440,872
Federated Investors, Inc. - Class B (b)	16,130	455,673
First Hawaiian, Inc.	1,450	44,399
Goldman Sachs Group, Inc. (The)	8,025	1,780,747
Healthcare Trust of America, Inc. - Class A	8,270	257,280
Leucadia National Corp.	2,810	73,510
SEI Investments Co.	45,155	2,428,435
		10,396,669

Health Care - 16.7%
Abbott Laboratories	1,782	86,623
AbbVie, Inc.	8,440	611,984
Aetna, Inc.	100	15,183

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Agilent Technologies, Inc.	5,760	$341,626
Alexion Pharmaceuticals, Inc. (a)	15,225	1,852,426
Align Technology, Inc. (a)	12,950	1,944,054
Alkermes plc (a)	490	28,405
Allergan plc	1,855	450,932
AmerisourceBergen Corp. (b)	2,491	235,474
Amgen, Inc.	12,140	2,090,872
Baxter International, Inc.	15,603	944,606
Becton, Dickinson and Co.	7,130	1,391,134
Bioverativ, Inc. (a)	588	35,380
Boston Scientific Corp. (a)	20,720	574,358
Bristol-Myers Squibb Co.	5,944	331,200
Bruker Corp.	4,250	122,570
C.R. Bard, Inc.	890	281,338
Celgene Corp. (a)	30,003	3,896,489
Centene Corp. (a)	5,610	448,127
Cerner Corp. (a)	31,047	2,063,694
Cooper Cos., Inc. (The)	2,077	497,275
Danaher Corp.	3,100	261,609
DexCom, Inc. (a) (b)	21,650	1,583,698
Edwards Lifesciences Corp. (a)	20,250	2,394,360
Eli Lilly & Co.	5,215	429,195
Exelixis, Inc. (a)	8,260	203,444
Gilead Sciences, Inc.	1,950	138,021
HCA Healthcare, Inc. (a)	325	28,340
IDEXX Laboratories, Inc. (a)	350	56,497
Incyte Corp. (a)	8,890	1,119,340
Intuitive Surgical, Inc. (a)	30	28,061
Ionis Pharmaceuticals, Inc. (a) (b)	620	31,539
Johnson & Johnson	1,279	169,199
Merck & Co., Inc.	21,189	1,358,003
Mettler-Toledo International, Inc. (a)	500	294,270
Mylan N.V. (a)	1,276	49,534
Novartis AG - ADR (b)	21,233	1,772,319
Novo Nordisk A/S - ADR (b)	62,152	2,665,698
Qiagen N.V. (a)	5,805	194,642

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 16.7% (Continued)
Quintiles IMS Holdings, Inc. (a)	1,320	$118,140
Regeneron Pharmaceuticals, Inc. (a)	5,484	2,693,412
Teleflex, Inc.	70	14,543
UnitedHealth Group, Inc.	2,635	488,582
Varex Imaging Corp. (a)	897	30,319
Varian Medical Systems, Inc. (a)	19,703	2,033,153
Veeva Systems, Inc. - Class A (a)	4,360	267,312
Waters Corp. (a)	260	47,798
West Pharmaceutical Services, Inc.	710	67,109
Zoetis, Inc.	36,025	2,247,240
		39,029,127

Industrials - 7.3%
3M Co.	3,100	645,389
Acuity Brands, Inc. (b)	8,275	1,682,142
AdvanSix, Inc. (a)	216	6,748
Allegion plc	1,300	105,456
BWX Technologies, Inc.	525	25,594
CSX Corp.	46,475	2,535,676
Cummins, Inc.	100	16,222
Deere & Co.	29,743	3,675,937
Dun & Bradstreet Corp. (The)	1,270	137,351
Expeditors International of Washington, Inc.	43,538	2,459,025
Fortive Corp.	420	26,607
Graco, Inc.	3,090	337,675
HD Supply Holdings, Inc. (a)	7,710	236,157
Honeywell International, Inc.	5,402	720,033
IHS Markit Ltd. (a)	5,890	259,395
Illinois Tool Works, Inc. (b)	130	18,623
KAR Auction Services, Inc.	15,220	638,783
MSC Industrial Direct Co., Inc. - Class A	1,505	129,370
Northrop Grumman Corp.	100	25,671
Southwest Airlines Co.	7,740	480,964
Toro Co. (The)	4,840	335,364
United Parcel Service, Inc. - Class B	20,512	2,268,422
Waste Management, Inc.	1,110	81,419

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 7.3% (Continued)
Watsco, Inc.	1,490	$229,758
		17,077,781
Information Technology - 40.3%
Accenture plc - Class A	3,724	460,584
Activision Blizzard, Inc.	46,470	2,675,278
Adobe Systems, Inc. (a)	22,195	3,139,261
Advanced Micro Devices, Inc. (a) (b)	7,870	98,218
Alibaba Group Holding Ltd. - ADR (a) (b)	38,134	5,373,081
Alliance Data Systems Corp.	96	24,642
Alphabet, Inc. - Class A (a)	4,840	4,499,651
Alphabet, Inc. - Class C (a)	8,764	7,964,109
Amphenol Corp. - Class A	60	4,429
Analog Devices, Inc.	5,146	400,359
ANSYS, Inc. (a)	430	52,322
Apple, Inc.	33,932	4,886,886
Applied Materials, Inc.	52,125	2,153,284
Autodesk, Inc. (a)	32,696	3,296,411
Automatic Data Processing, Inc.	10,358	1,061,281
Booz Allen Hamilton Holding Corp.	11,900	387,226
Broadcom Ltd.	6,677	1,556,075
Cadence Design Systems, Inc. (a)	685	22,941
CDK Global, Inc.	1,037	64,356
Cisco Systems, Inc.	124,314	3,891,028
Citrix Systems, Inc. (a)	3,569	284,021
CommScope Holding Co., Inc. (a)	3,668	139,494
Dell Technologies, Inc. - Class V (a)	1,560	95,332
DST Systems, Inc.	3,960	244,332
Electronic Arts, Inc. (a)	2,070	218,840
Euronet Worldwide, Inc. (a)	2,610	228,036
Facebook, Inc. - Class A (a)	89,173	13,463,339
FactSet Research Systems, Inc. (b)	8,672	1,441,113
Fidelity National Information Services, Inc.	4,491	383,531
Intel Corp.	910	30,703
Intuit, Inc.	3,790	503,350
Jack Henry & Associates, Inc. (b)	6,028	626,128
KLA-Tencor Corp.	780	71,378

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Information Technology - 40.3% (Continued)
Lam Research Corp.	80	$11,314
LogMeIn, Inc.	613	64,059
MasterCard, Inc. - Class A	4,297	521,871
Maxim Integrated Products, Inc.	825	37,043
Microsoft Corp.	71,981	4,961,650
Motorola Solutions, Inc.	5,371	465,881
National Instruments Corp. (b)	1,480	59,526
NCR Corp. (a) (b)	920	37,573
Nuance Communications, Inc. (a)	7,535	131,184
NVIDIA Corp.	8,387	1,212,425
Oracle Corp.	84,194	4,221,487
Paychex, Inc.	4,315	245,696
PayPal Holdings, Inc. (a)	40,900	2,195,103
QUALCOMM, Inc.	49,078	2,710,086
Red Hat, Inc. (a)	28,550	2,733,663
Sabre Corp. (b)	9,960	216,829
salesforce.com, Inc. (a)	26,375	2,284,075
ServiceNow, Inc. (a)	920	97,520
Skyworks Solutions, Inc.	2,220	213,009
Symantec Corp.	32,580	920,385
Take-Two Interactive Software, Inc. (a)	2,310	169,508
Teradata Corp. (a) (b)	31,279	922,418
Texas Instruments, Inc.	4,255	327,337
Vantiv, Inc. - Class A (a)	6,435	407,593
Visa, Inc. - Class A (b)	88,133	8,265,113
Western Union Co. (The)	24,498	466,687
Xilinx, Inc.	5,455	350,866
		93,990,920
Materials - 2.4%
AptarGroup, Inc.	7,075	614,534
Avery Dennison Corp.	60	5,302
Bemis Co., Inc.	6,310	291,838
Celanese Corp. - Series A	960	91,142
Eastman Chemical Co.	2,515	211,235
FMC Corp.	3,645	266,267
GCP Applied Technologies, Inc. (a)	966	29,463

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 2.4% (Continued)
Graphic Packaging Holding Co.	13,150	$181,207
International Paper Co. (b)	5,850	331,169
PPG Industries, Inc.	1,930	212,223
Praxair, Inc.	2,585	342,642
Scotts Miracle-Gro Co. (The)	3,736	334,223
Sealed Air Corp.	1,510	67,588
Sherwin-Williams Co. (The)	7,050	2,474,267
Silgan Holdings, Inc. (b)	880	27,966
W.R. Grace & Co.	95	6,841
		5,487,907

Real Estate - 0.8%
American Tower Corp.	770	101,886
Care Capital Properties, Inc.	7,340	195,978
Empire State Realty Trust, Inc. - Class A	690	14,331
Equinix, Inc.	788	338,178
Equity LifeStyle Properties, Inc.	2,405	207,648
Federal Realty Investment Trust	2,338	295,500
Lamar Advertising Co. - Class A (b)	6,644	488,799
Senior Housing Properties Trust	1,500	30,660
Tanger Factory Outlet Centers, Inc.	5,060	131,459
Taubman Centers, Inc.	595	35,432
		1,839,871

Total Common Stocks (Cost $158,165,414)		$230,179,869

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (c)	2,847,647	$2,847,647
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.04% (c) (d)	69,026	69,026
Total Money Market Funds (Cost $2,916,673)		$2,916,673
Total Investments at Value - 100.0% (Cost $161,082,087)		$233,096,542

Liabilities in Excess of Other Assets - 0.0% (e)		(65,934)

Net Assets - 100.0%		$233,030,608

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $29,830,099 (Note 6).
(c)	The rate shown is the 7-day effective yield as of June 30, 2017.
(d)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $69,026.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $69,026 (Note 6).

(e)	Percentage rounds to greater than (0.1%).

ADR -	American Depositary Receipt.
Ltd. -	Limited.
plc -	Public Limited Company.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 6.2%
Adient plc	10,381	$678,710
Burlington Stores, Inc. (a)	2,660	244,693
Charter Communications, Inc. - Class A (a)	40	13,474
Choice Hotels International, Inc.	4,742	304,674
Ford Motor Co.	103,425	1,157,326
Garmin Ltd. (b)	740	37,762
Hilton Worldwide Holdings, Inc. (b)	19,274	1,192,096
Interpublic Group of Cos., Inc. (The) (b)	24,117	593,278
John Wiley & Sons, Inc. - Class A	390	20,573
Kohl's Corp. (b)	6,975	269,723
Liberty Broadband Corp. - Series A (a) (b)	1,333	114,358
Marriott International, Inc. - Class A	5,624	564,143
News Corp. - Class A	43,360	594,032
Norwegian Cruise Line Holdings Ltd. (a)	1,040	56,462
Omnicom Group, Inc.	17,637	1,462,107
Staples, Inc.	62,736	631,752
Target Corp.	16,500	862,785
Whirlpool Corp.	3,800	728,156
Yum! Brands, Inc.	3,030	223,493
		9,749,597
Consumer Staples - 6.4%
Altria Group, Inc.	22,800	1,697,916
Coca-Cola Co. (The)	3,990	178,952
Colgate-Palmolive Co.	440	32,617
CVS Health Corp.	6,825	549,140
Edgewell Personal Care Co. (a)	515	39,150
Kellogg Co.	7,675	533,106
Kimberly-Clark Corp.	431	55,646
Molson Coors Brewing Co. - Class B	4,230	365,217
PepsiCo, Inc.	1,250	144,363
Philip Morris International, Inc.	23,706	2,784,270
Pinnacle Foods, Inc.	2,040	121,176
Post Holdings, Inc. (a)	640	49,696
Procter & Gamble Co. (The)	8,072	703,475
Tyson Foods, Inc. - Class A	9,300	582,459

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Staples - 6.4% (Continued)
Wal-Mart Stores, Inc.	30,345	$2,296,509
		10,133,692
Energy - 11.0%
Apache Corp. (b)	3,785	181,415
Baker Hughes, Inc.	5,325	290,265
BP plc - ADR (b)	90,880	3,148,992
Cenovus Energy, Inc. (b)	40,800	300,696
Chevron Corp.	11,399	1,189,258
ConocoPhillips	46,978	2,065,153
Ensco plc - Class A (b)	15,164	78,246
EOG Resources, Inc.	700	63,364
Exxon Mobil Corp.	39,826	3,215,153
Halliburton Co.	70	2,990
Kinder Morgan, Inc.	7,440	142,550
Murphy Oil Corp.	23,200	594,616
Occidental Petroleum Corp.	22,400	1,341,088
PBF Energy, Inc. - Class A (b)	20,800	463,008
Phillips 66	17,600	1,455,344
Rowan Cos. plc - Class A (a) (b)	12,753	130,591
Royal Dutch Shell plc - Class A - ADR (b)	43,784	2,328,874
Schlumberger Ltd.	100	6,584
TechnipFMC plc (a)	2,973	80,866
Tesoro Corp.	499	46,706
World Fuel Services Corp.	8,700	334,515
		17,460,274
Financials - 31.1%
Aflac, Inc.	180	13,982
Allstate Corp. (The)	7,050	623,502
American Express Co.	21,900	1,844,856
American Financial Group, Inc.	2,131	211,757
American International Group, Inc.	24,922	1,558,123
American National Insurance Co.	735	85,620
Arch Capital Group Ltd. (a)	450	41,981
Arthur J. Gallagher & Co.	1,310	74,998
Aspen Insurance Holdings Ltd.	5,701	284,195
Assured Guaranty Ltd.	21,631	902,878

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 31.1% (Continued)
Axis Capital Holdings Ltd.	14,579	$942,678
Bank of America Corp.	196,105	4,757,506
Bank of Hawaii Corp. (b)	1,030	85,459
Berkshire Hathaway, Inc. - Class B (a)	3,104	525,724
Capital One Financial Corp.	14,553	1,202,369
Chimera Investment Corp.	19,669	366,433
Citigroup, Inc.	40,168	2,686,436
Citizens Financial Group, Inc.	15,989	570,488
Commerce Bancshares, Inc.	2,038	115,820
Everest Re Group Ltd.	180	45,826
Fifth Third Bancorp	26,397	685,266
First American Financial Corp.	930	41,562
Franklin Resources, Inc.	28,678	1,284,488
Fulton Financial Corp.	286	5,434
Genworth Financial, Inc. - Class A (a)	420	1,583
Goldman Sachs Group, Inc. (The)	6,422	1,425,042
Hanover Insurance Group, Inc. (The)	7,800	691,314
Invesco Ltd.	9,201	323,783
JPMorgan Chase & Co.	60,399	5,520,468
KeyCorp	32,434	607,813
Loews Corp.	29,000	1,357,490
Mercury General Corp.	386	20,844
MetLife, Inc.	29,366	1,613,368
MFA Financial, Inc.	49,327	413,854
Morgan Stanley	35,177	1,567,487
Old Republic International Corp.	2,818	55,036
People's United Financial, Inc. (b)	277	4,892
PNC Financial Services Group, Inc. (The)	5,620	701,769
Principal Financial Group, Inc.	350	22,425
ProAssurance Corp.	6,113	371,670
Progressive Corp. (The)	3,060	134,915
Regions Financial Corp.	62,581	916,186
RenaissanceRe Holdings Ltd.	540	75,087
Starwood Property Trust, Inc.	19,085	427,313
State Street Corp.	38,273	3,434,236
Synovus Financial Corp.	9,380	414,971

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 31.1% (Continued)
TCF Financial Corp.	1,675	$26,700
Two Harbors Investment Corp.	30,850	305,724
U.S. Bancorp	4,568	237,171
UBS Group AG (b)	74,191	1,259,763
Validus Holdings Ltd.	13,850	719,785
Voya Financial, Inc.	33,023	1,218,219
Wells Fargo & Co.	69,751	3,864,903
White Mountains Insurance Group Ltd.	29	25,190
Willis Towers Watson plc	2,076	301,975
XL Group Ltd.	50,309	2,203,535
		49,221,892
Health Care - 14.2%
Abbott Laboratories	17,108	831,620
Aetna, Inc.	230	34,921
Agilent Technologies, Inc.	6,505	385,811
Allergan plc	2,210	537,229
Baxter International, Inc.	10,730	649,594
Bio-Rad Laboratories, Inc. - Class A (a)	660	149,365
Cardinal Health, Inc.	3,550	276,616
Centene Corp. (a)	3,390	270,793
Cigna Corp.	7,664	1,282,877
Cooper Cos., Inc. (The)	2,601	622,731
Danaher Corp.	7,160	604,232
Express Scripts Holding Co. (a)	9,706	619,631
Johnson & Johnson	32,018	4,235,661
McKesson Corp.	4,336	713,445
Medtronic plc	24,142	2,142,603
Merck & Co., Inc.	51,101	3,275,063
Mylan N.V. (a)	22,708	881,525
Patterson Cos., Inc. (b)	910	42,725
Pfizer, Inc.	101,337	3,403,910
Qiagen N.V. (a)	6,813	228,440
Quintiles IMS Holdings, Inc. (a)	1,436	128,522
Sanofi - ADR (b)	19,400	929,454
Teleflex, Inc.	750	155,820

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Thermo Fisher Scientific, Inc.	130	$22,681
		22,425,269
Industrials - 8.9%
Caterpillar, Inc.	5,835	627,029
Crane Co.	900	71,442
Deere & Co.	4,740	585,817
Dover Corp.	14,222	1,140,889
Dun & Bradstreet Corp. (The)	390	42,179
Eaton Corp. plc	560	43,585
General Electric Co.	28,546	771,027
IHS Markit Ltd. (a)	3,870	170,434
Ingersoll-Rand plc	504	46,061
Johnson Controls International plc	32,616	1,414,230
Kennametal, Inc.	2,046	76,561
L3 Technologies, Inc.	1,761	294,228
Norfolk Southern Corp.	7,800	949,260
Parker-Hannifin Corp.	7,187	1,148,626
Quanta Services, Inc. (a)	1,090	35,883
Raytheon Co.	4,300	694,364
Republic Services, Inc.	740	47,160
Roper Technologies, Inc.	760	175,963
Southwest Airlines Co.	20,300	1,261,442
Stanley Black & Decker, Inc.	16,698	2,349,910
United Technologies Corp.	13,975	1,706,487
Waste Management, Inc.	2,040	149,634
XPO Logistics, Inc. (a)	1,400	90,482
Xylem, Inc.	2,510	139,129
		14,031,822
Information Technology - 10.5%
Akamai Technologies, Inc. (a)	580	28,890
Analog Devices, Inc.	2,308	179,562
Apple, Inc.	2,601	374,596
Applied Materials, Inc.	5,040	208,202
Autodesk, Inc. (a)	4,300	433,526
Booz Allen Hamilton Holding Corp.	7,779	253,129
Cisco Systems, Inc.	28,082	878,967

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 10.5% (Continued)
Cognizant Technology Solutions Corp. - Class A	14,664	$973,690
Dolby Laboratories, Inc. - Class A	2,650	129,744
DXC Technology Co.	3,779	289,925
Hewlett Packard Enterprise Co.	70,604	1,171,320
Intel Corp.	48,474	1,635,513
International Business Machines Corp.	8,600	1,322,937
Jabil Circuit, Inc.	300	8,757
Juniper Networks, Inc.	4,374	121,947
Lam Research Corp.	740	104,658
Leidos Holdings, Inc.	2,380	123,022
Marvell Technology Group Ltd.	15,770	260,520
Microsemi Corp. (a)	100	4,680
Microsoft Corp.	12,094	833,639
NetApp, Inc.	14,635	586,132
Oracle Corp.	57,910	2,903,608
PTC, Inc. (a)	110	6,063
QUALCOMM, Inc.	29,375	1,622,088
Seagate Technology plc (b)	8,212	318,215
Symantec Corp.	20,536	580,142
Synopsys, Inc. (a)	3,139	228,927
TE Connectivity Ltd.	7,736	608,669
Teradyne, Inc.	11,785	353,904
Vishay Intertechnology, Inc. (b)	4	66
		16,545,038
Materials - 2.6%
AptarGroup, Inc.	2,611	226,792
Avery Dennison Corp.	2,060	182,042
Bemis Co., Inc.	1,881	86,996
Cabot Corp.	1,445	77,206
Celanese Corp. - Series A	1,764	167,474
Domtar Corp.	40	1,537
Dow Chemical Co. (The)	7,400	466,718
E.I. du Pont de Nemours and Co.	18,400	1,485,064
Eastman Chemical Co.	3,035	254,910
FMC Corp.	600	43,830
International Paper Co. (b)	8,735	494,489

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 2.6% (Continued)
Newmont Mining Corp.	5,047	$163,472
Praxair, Inc.	620	82,181
Scotts Miracle-Gro Co. (The)	2,119	189,566
Sonoco Products Co.	3,903	200,692
W.R. Grace & Co.	10	720
		4,123,689
Real Estate - 2.2%
Brandywine Realty Trust	2,470	43,299
Columbia Property Trust, Inc.	8,440	188,887
DCT Industrial Trust, Inc.	4,839	258,596
Equity Commonwealth (a)	28,560	902,497
HCP, Inc.	17,500	559,301
Highwoods Properties, Inc.	8,386	425,254
Hospitality Properties Trust	10,720	312,488
Liberty Property Trust	4,616	187,917
Paramount Group, Inc.	14,210	227,360
Quality Care Properties, Inc. (a)	1,517	27,776
Retail Properties of America, Inc. - Class A	16,570	202,320
STORE Capital Corp.	7,594	170,485
Sun Communities, Inc.	15	1,315
		3,507,495
Telecommunication Services - 2.0%
AT&T, Inc.	54,376	2,051,606
Verizon Communications, Inc.	26,600	1,187,956
		3,239,562
Utilities - 4.3%
Aqua America, Inc.	5,840	194,472
Avangrid, Inc.	14,430	637,085
CenterPoint Energy, Inc.	10,718	293,459
Dominion Energy, Inc.	905	69,350
DTE Energy Co.	1,017	107,588
Duke Energy Corp.	2,359	197,189
Edison International	11,294	883,077
Entergy Corp.	23,959	1,839,331
Eversource Energy	1,235	74,977
Exelon Corp.	9,579	345,515

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 4.3% (Continued)
FirstEnergy Corp.	2,568	$74,883
Hawaiian Electric Industries, Inc. (b)	23,975	776,311
National Fuel Gas Co. (b)	6,020	336,157
PPL Corp.	2,040	78,866
Southern Co. (The)	10,545	504,895
Vectren Corp.	5,331	311,544
		6,724,699

Total Common Stocks (Cost $127,720,525)		$157,163,029

RIGHTS - 0.0% (c)	Shares	Value
Safeway CVR - Casa Ley (a) (d)	1,118	$1,135
Safeway CVR - PDC (a) (d)	1,118	0
Total Rights (Cost $0)		$1,135

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 1.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	973,893	$973,893
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.04% (e) (f)	1,614,423	1,614,423
Total Money Market Funds (Cost $2,588,316)		$2,588,316

Total Investments at Value - 101.0% (Cost $130,308,841)		$159,752,480

Liabilities in Excess of Other Assets - (1.0%)		(1,568,163)

Net Assets - 100.0%		$158,184,317

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $9,483,966 (Note 6).
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $1,135 at June 30, 2017, representing 0.0%(c) of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $1,614,423.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,614,423 (Note 6).

ADR -	American Depositary Receipt.
CVR -	Contingent Value Right.
Ltd. -	Limited.
plc -	Public Limited Company.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 9.6%
BJ's Restaurants, Inc. (a)	1,730	$64,443
Bojangles', Inc. (a) (b)	12,500	203,125
Bright Horizons Family Solutions, Inc. (a)	800	61,769
Buffalo Wild Wings, Inc. (a) (b)	70	8,869
Capella Education Co.	515	44,084
Cavco Industries, Inc. (a)	220	28,523
Cheesecake Factory, Inc. (The)	1,051	52,865
Children's Place, Inc. (The) (b)	230	23,483
Chuy's Holdings, Inc. (a)	5,076	118,778
Columbia Sportswear Co.	125	7,258
Cooper-Standard Holdings, Inc. (a)	410	41,357
Culp, Inc.	196	6,370
Dave & Buster's Entertainment, Inc. (a)	1,130	75,156
Denny's Corp. (a)	4,005	47,139
Dorman Products, Inc. (a)	7,830	648,089
Entravision Communications Corp. - Class A	1,040	6,864
Five Below, Inc. (a)	410	20,242
Gentherm, Inc. (a)	1,205	46,754
Grand Canyon Education, Inc. (a)	679	53,240
Installed Building Products, Inc. (a) (b)	380	20,121
Jack in the Box, Inc.	585	57,623
Kirkland's, Inc. (a)	1,120	11,514
La-Z-Boy, Inc.	1,085	35,263
LCI Industries (b)	3,670	375,808
Lindblad Expeditions Holdings, Inc. (a)	2,340	24,570
Malibu Boats, Inc. - Class A (a)	1,375	35,571
MCBC Holdings, Inc. (a)	840	16,422
Monarch Casino & Resort, Inc. (a)	5	151
New Media Investment Group, Inc. (b)	660	8,897
New York Times Co. (The) - Class A	2,715	48,055
Papa John's International, Inc.	2,490	178,682
Potbelly Corp. (a)	590	6,785
Sonic Corp. (b)	18,527	490,780
Standard Motor Products, Inc.	2,470	128,983
Steven Madden Ltd. (a)	18,510	739,474

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 9.6% (Continued)
Stoneridge, Inc. (a)	6,490	$100,011
Strayer Education, Inc.	60	5,593
Texas Roadhouse, Inc.	630	32,099
Tile Shop Holdings, Inc.	695	14,352
Winmark Corp. (b)	465	59,961
		3,949,123
Consumer Staples - 4.6%
B&G Foods, Inc. (b)	1,637	58,277
Calavo Growers, Inc. (b)	9,880	682,213
Inter Parfums, Inc. (b)	13,160	482,314
J & J Snack Foods Corp.	3,080	406,776
Lancaster Colony Corp.	922	113,056
Lifeway Foods, Inc. (a)	10	93
Medifast, Inc.	2,440	101,187
Omega Protein Corp.	400	7,160
USANA Health Sciences, Inc. (a) (b)	40	2,564
WD-40 Co. (b)	485	53,520
		1,907,160
Energy - 2.2%
Adams Resources & Energy, Inc.	40	1,643
Callon Petroleum Co. (a)	30,405	322,597
Oasis Petroleum, Inc. (a) (b)	18,457	148,579
PHI, Inc. (a)	310	3,026
WildHorse Resource Development Corp. (a) (b)	36,066	446,136
		921,981
Financials - 8.1%
Associated Capital Group, Inc. - Class A	80	2,720
Atlas Financial Holdings, Inc. (a)	950	14,155
Banc of California, Inc. (b)	28,785	618,878
Bank of N.T. Butterfield & Son Ltd. (The)	320	10,912
CenterState Banks, Inc.	12,220	303,789
Cohen & Steers, Inc.	610	24,729
County Bancorp, Inc.	710	17,040
Eagle Bancorp, Inc. (a)	150	9,495
Essent Group Ltd. (a) (b)	4,390	163,044
Evercore Partners, Inc. - Class A	1,898	133,809

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 8.1% (Continued)
Four Corners Property Trust, Inc.	980	$24,608
GAIN Capital Holdings, Inc. (b)	2,050	12,772
Hallmark Financial Services, Inc. (a)	85	958
Home BancShares, Inc.	1,161	28,909
Investment Technology Group, Inc.	1,430	30,373
LegacyTexas Financial Group, Inc.	11,440	436,207
Moelis & Co. - Class A	150	5,828
National Bank Holdings Corp. - Class A	2,868	94,959
Northfield Bancorp, Inc.	1,550	26,583
Pinnacle Financial Partners, Inc.	6,950	436,460
Pzena Investment Management, Inc. - Class A	3,898	39,604
Regional Management Corp. (a)	310	7,325
ServisFirst Bancshares, Inc.	150	5,534
South State Corp.	6,965	596,901
State National Cos., Inc.	850	15,623
Third Point Reinsurance Ltd. (a)	1,635	22,726
Veritex Holdings, Inc. (a)	8,810	231,967
		3,315,908
Health Care - 26.3%
Addus HomeCare Corp. (a)	45	1,674
Aerie Pharmaceuticals, Inc. (a)	440	23,122
Amedisys, Inc. (a)	3,010	189,058
Amicus Therapeutics, Inc. (a) (b)	1,590	16,011
AMN Healthcare Services, Inc. (a) (b)	740	28,897
Amphastar Pharmaceuticals, Inc. (a)	300	5,358
Anika Therapeutics, Inc. (a)	1,050	51,807
Array BioPharma, Inc. (a) (b)	3,830	32,057
BioSpecifics Technologies Corp. (a)	475	23,517
BioTelemetry, Inc. (a)	550	18,398
Cambrex Corp. (a)	12,075	721,481
Cantel Medical Corp.	10,595	825,455
Catalent, Inc. (a)	2,549	89,470
Chemed Corp. (b)	610	124,763
ChemoCentryx, Inc. (a)	3,100	29,016
Coherus Biosciences, Inc. (a)	1,110	15,929
Corcept Therapeutics, Inc. (a)	5,119	60,404

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 26.3% (Continued)
CorVel Corp. (a)	2,609	$123,797
Cotiviti Holdings, Inc. (a)	16,885	627,109
Cross Country Healthcare, Inc. (a)	1,085	14,007
Cytokinetics, Inc. (a)	3,050	36,905
Eagle Pharmaceuticals, Inc. (a) (b)	2,770	218,525
Emergent BioSolutions, Inc. (a)	2,480	84,097
Enzo Biochem, Inc. (a)	295	3,257
Exelixis, Inc. (a)	8,540	210,340
FibroGen, Inc. (a) (b)	1,750	56,525
Five Prime Therapeutics, Inc. (a) (b)	2,130	64,134
Genomic Health, Inc. (a)	1,860	60,543
Glaukos Corp. (a) (b)	1,400	58,058
Globus Medical, Inc. - Class A (a)	3,150	104,423
HMS Holdings Corp. (a)	3,180	58,830
ICON plc (a)	5,740	561,315
INC Research Holdings, Inc. - Class A (a)	633	37,031
Inogen, Inc. (a)	1,440	137,405
Insulet Corp. (a) (b)	1,110	56,954
Integra LifeSciences Holdings Corp. (a)	1,340	73,043
Landauer, Inc.	820	42,886
Ligand Pharmaceuticals, Inc. (a) (b)	80	9,712
MacroGenics, Inc. (a)	950	16,635
Magellan Health, Inc. (a)	120	8,748
Masimo Corp. (a)	2,475	225,671
Medidata Solutions, Inc. (a)	7,160	559,912
Meridian Bioscience, Inc.	4,545	71,584
Momenta Pharmaceuticals, Inc. (a)	940	15,886
Natera, Inc. (a)	2,600	28,236
Natus Medical, Inc. (a)	484	18,053
Nektar Therapeutics (a)	2,020	39,491
Neogen Corp. (a)	7,170	495,518
Nevro Corp. (a) (b)	400	29,772
NuVasive, Inc. (a)	1,430	109,996
NxStage Medical, Inc. (a)	550	13,789
OraSure Technologies, Inc. (a)	3,895	67,228
Orthofix International N.V. (a)	570	26,494

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 26.3% (Continued)
PAREXEL International Corp. (a)	479	$41,630
Phibro Animal Health Corp. - Class A	2,840	105,222
Portola Pharmaceuticals, Inc. (a)	950	53,362
PRA Health Sciences, Inc. (a)	15,065	1,130,025
Prestige Brands Holdings, Inc. (a)	8,724	460,714
Progenics Pharmaceuticals, Inc. (a)	4,600	31,234
Providence Service Corp. (The) (a)	2,500	126,525
Quality Systems, Inc. (a)	2,990	51,458
Quidel Corp. (a)	2,510	68,121
Repligen Corp. (a)	18,794	778,822
SciClone Pharmaceuticals, Inc. (a)	4,638	51,018
Spectranetics Corp. (The) (a)	990	38,016
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	2,150	22,575
Supernus Pharmaceuticals, Inc. (a)	20,000	862,001
Surmodics, Inc. (a)	330	9,290
TESARO, Inc. (a) (b)	1,380	193,007
U.S. Physical Therapy, Inc.	920	55,568
Ultragenyx Pharmaceutical, Inc. (a) (b)	380	23,602
Vanda Pharmaceuticals, Inc. (a)	1,500	24,450
Xencor, Inc. (a) (b)	2,898	61,177
		10,810,143
Industrials - 13.8%
American Woodmark Corp. (a)	1,746	166,830
Apogee Enterprises, Inc.	100	5,684
Applied Industrial Technologies, Inc.	2,175	128,434
ARC Document Solutions, Inc. (a)	2,535	10,546
Argan, Inc.	970	58,200
Barrett Business Services, Inc.	1,360	77,914
Beacon Roofing Supply, Inc. (a)	460	22,540
Belden, Inc.	360	27,155
Brady Corp. - Class A	4,375	148,312
Brink's Co. (The)	1,900	127,300
Casella Waste Systems, Inc. - Class A (a)	40	656
Comfort Systems USA, Inc.	2,180	80,878
Continental Building Products, Inc. (a)	3,060	71,298
CSW Industrials, Inc. (a)	590	22,804

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
Curtiss-Wright Corp.	180	$16,520
EMCOR Group, Inc.	890	58,188
EnerSys	730	52,888
EnPro Industries, Inc.	675	48,175
Exponent, Inc.	1,033	60,224
Forward Air Corp.	1,440	76,723
General Cable Corp.	865	14,143
Gibraltar Industries, Inc. (a)	100	3,565
Gorman-Rupp Co. (The)	442	11,258
Harsco Corp. (a)	1,841	29,640
Hawaiian Holdings, Inc. (a)	2,740	128,643
Heritage-Crystal Clean, Inc. (a)	180	2,862
Herman Miller, Inc.	2,645	80,408
HNI Corp.	310	12,360
Insperity, Inc.	470	33,370
Insteel Industries, Inc.	1,325	43,685
Interface, Inc.	1,840	36,156
Kimball International, Inc. - Class B	1,690	28,206
Knight Transportation, Inc. (b)	8,970	332,339
Knoll, Inc.	20,790	416,839
Kornit Digital Ltd. (a)	13,855	268,093
Lydall, Inc. (a)	595	30,762
MasTec, Inc. (a)	1,835	82,850
Mistras Group, Inc. (a)	450	9,887
Mueller Industries, Inc.	128	3,898
Multi-Color Corp.	115	9,384
NCI Building Systems, Inc. (a)	96	1,603
On Assignment, Inc. (a)	735	39,800
Patrick Industries, Inc. (a)	100	7,285
PGT Innovations, Inc. (a)	20,109	257,396
Ply Gem Holdings, Inc. (a)	1,920	34,464
Quad/Graphics, Inc.	3,990	91,451
Saia, Inc. (a)	12,160	623,808
Simpson Manufacturing Co., Inc.	2,515	109,931
SiteOne Landscape Supply, Inc. (a) (b)	8,480	441,469
Standex International Corp.	405	36,734

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
Steelcase, Inc. - Class A	450	$6,300
Supreme Industries, Inc. - Class A	2,680	44,086
Tennant Co.	1,407	103,837
Tetra Tech, Inc.	690	31,568
Trex Co., Inc. (a)	455	30,785
TrueBlue, Inc. (a)	890	23,585
Universal Forest Products, Inc.	310	27,066
WageWorks, Inc. (a)	10,195	685,104
Woodward, Inc.	3,195	215,917
		5,651,806
Information Technology - 26.8%
2U, Inc. (a)	2,120	99,470
ADTRAN, Inc.	3,265	67,422
Advanced Energy Industries, Inc. (a)	1,960	126,792
Advanced Micro Devices, Inc. (a) (b)	14,338	178,938
Alarm.com Holdings, Inc. (a)	3,716	139,833
American Software, Inc. - Class A	1,190	12,245
Aspen Technology, Inc. (a)	2,532	139,918
Badger Meter, Inc.	1,420	56,587
Barracuda Networks, Inc. (a)	2,665	61,455
Box, Inc. - Class A (a)	1,330	24,259
Brightcove, Inc. (a)	220	1,364
BroadSoft, Inc. (a) (b)	12,055	518,968
Cabot Microelectronics Corp.	5,050	372,842
Cass Information Systems, Inc.	768	50,412
CEVA, Inc. (a)	8,651	393,188
ChannelAdvisor Corp. (a)	2,900	33,495
CommVault Systems, Inc. (a)	3,125	176,406
Cornerstone OnDemand, Inc. (a)	5,180	185,185
CSG Systems International, Inc.	1,170	47,479
DHI Group, Inc. (a)	100	285
Ellie Mae, Inc. (a) (b)	6,690	735,298
Envestnet, Inc. (a)	160	6,336
EPAM Systems, Inc. (a)	540	45,409
Euronet Worldwide, Inc. (a)	845	73,828
EVERTEC, Inc.	1,980	34,254

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 26.8% (Continued)
ExlService Holdings, Inc. (a)	3,548	$197,197
Fabrinet (a) (b)	580	24,743
Fair Isaac Corp.	486	67,753
Five9, Inc. (a)	5,932	127,657
GrubHub, Inc. (a) (b)	660	28,776
Hackett Group, Inc. (The)	2,124	32,922
Immersion Corp. (a)	490	4,449
Imperva, Inc. (a)	3,700	177,045
Information Services Group, Inc. (a)	1,890	7,768
Inphi Corp. (a) (b)	9,865	338,370
Instructure, Inc. (a)	1,760	51,920
Integrated Device Technology, Inc. (a)	960	24,758
InterDigital, Inc.	688	53,182
Itron, Inc. (a)	300	20,325
Littelfuse, Inc.	545	89,925
LogMeIn, Inc.	4,120	430,540
MACOM Technology Solutions Holdings, Inc. (a) (b)	290	16,173
MAXIMUS, Inc.	11,325	709,284
MaxLinear, Inc. (a)	15,793	440,466
Mercury Systems, Inc. (a)	7,470	314,412
Methode Electronics, Inc.	875	36,050
Microsemi Corp. (a)	4,200	196,560
Mindbody, Inc. (a) (b)	9,055	246,296
Monolithic Power Systems, Inc.	370	35,668
Monotype Imaging Holdings, Inc.	370	6,771
Nanometrics, Inc. (a)	2,500	63,225
NETGEAR, Inc. (a)	2,278	98,182
New Relic, Inc. (a)	1,040	44,730
NIC, Inc.	1,490	28,236
NVE Corp.	787	60,599
Pegasystems, Inc.	17,380	1,014,122
Plantronics, Inc.	3,055	159,808
Plexus Corp. (a)	269	14,141
Power Integrations, Inc.	1,310	95,499
Proofpoint, Inc. (a) (b)	620	53,835
Qualys, Inc. (a)	13,270	541,416

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 26.8% (Continued)
RealPage, Inc. (a)	3,940	$141,643
Reis, Inc.	35	744
RingCentral, Inc. - Class A (a)	560	20,468
Rogers Corp. (a)	70	7,603
Rubicon Project, Inc. (The) (a)	890	4,575
Science Applications International Corp.	100	6,942
Semtech Corp. (a)	3,310	118,333
ShoreTel, Inc. (a)	3,804	22,063
Silicon Laboratories, Inc. (a)	5,225	357,129
SPS Commerce, Inc. (a)	4,400	280,544
Super Micro Computer, Inc. (a)	30	740
Take-Two Interactive Software, Inc. (a) (b)	2,792	204,877
TeleTech Holdings, Inc. (b)	598	24,398
Universal Display Corp.	290	31,683
Varonis Systems, Inc. (a)	940	34,968
WebMD Health Corp. (a)	2,560	150,144
XO Group, Inc. (a)	3,879	68,348
Zendesk, Inc. (a)	2,140	59,449
Zix Corp. (a)	9,438	53,702
		11,022,824
Materials - 2.0%
American Vanguard Corp.	1,180	20,355
Calgon Carbon Corp.	270	4,077
Chemours Co. (The)	2,800	106,176
Innophos Holdings, Inc.	1,070	46,909
Kaiser Aluminum Corp.	840	74,356
Koppers Holdings, Inc. (a)	1,610	58,202
Louisiana-Pacific Corp. (a)	7,515	181,186
Minerals Technologies, Inc.	170	12,444
Myers Industries, Inc.	3,400	61,030
Neenah Paper, Inc.	559	44,860
PolyOne Corp.	140	5,424
Rayonier Advanced Materials, Inc. (b)	616	9,684
Sensient Technologies Corp.	630	50,734
Trinseo S.A.	1,670	114,728

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 2.0% (Continued)
Worthington Industries, Inc.	830	$41,683
		831,848
Real Estate - 2.3%
American Assets Trust, Inc.	3,810	150,076
CareTrust REIT, Inc.	605	11,217
Chesapeake Lodging Trust	1,300	31,811
First Industrial Realty Trust, Inc.	3,190	91,298
Forestar Group, Inc. (a)	1,280	21,952
LTC Properties, Inc.	450	23,126
Medequities Realty Trust, Inc.	1,650	20,823
Potlatch Corp.	2,255	103,054
PS Business Parks, Inc.	820	108,560
Terreno Realty Corp.	3,802	127,975
Urstadt Biddle Properties, Inc. - Class A	4,120	81,576
Washington Real Estate Investment Trust	4,920	156,947
		928,415
Telecommunication Services - 1.2%
Boingo Wireless, Inc. (a)	2,780	41,589
Cogent Communications Holdings, Inc.	11,375	456,137
		497,726
Utilities - 0.6%
MGE Energy, Inc.	540	34,749
Ormat Technologies, Inc.	2,920	171,345
Pattern Energy Group, Inc. (b)	900	21,456
Southwest Gas Holdings, Inc.	130	9,498
		237,048

Total Common Stocks (Cost $31,041,377)		$40,073,982

RIGHTS - 0.0% (c)	Shares	Value
Dyax Corp. (a) (b) (d)	860	$0
Trius CVR (a) (d)	180	360
Total Rights (Cost $0)		$360

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 6.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	901,115	$901,115
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (e) (f)	1,913,097	1,913,097
Total Money Market Funds (Cost $2,814,212)		$2,814,212

Total Investments at Value - 104.3% (Cost $33,855,589)		$42,888,554

Liabilities in Excess of Other Assets - (4.3%)		(1,769,562)

Net Assets - 100.0%		$41,118,992

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $7,059,987 (Note 6).
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $360 at June 30, 2017, representing 0.0%(c) of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $1,913,097.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,913,097 (Note 6).

CVR -	Contingent Value Right.
Ltd. -	Limited.
plc -	Public Limited Company.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio SCHEDULE OF INVESTMENTS	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 7.7%
American Public Education, Inc. (a)	1,070	$25,305
Barnes & Noble, Inc.	2,565	19,494
BJ's Restaurants, Inc. (a)	130	4,843
Denny's Corp. (a)	4,210	49,551
Flexsteel Industries, Inc.	614	33,224
Fred's, Inc. - Class A	20,525	189,446
Hooker Furniture Corp.	10,967	451,292
Jack in the Box, Inc.	220	21,670
La-Z-Boy, Inc.	2,180	70,850
Movado Group, Inc. (b)	1,670	42,168
New York Times Co. (The) - Class A	6,095	107,882
Reading International, Inc. - Class A (a)	826	13,323
Ruby Tuesday, Inc. (a) (b)	100	201
Scholastic Corp.	4,399	191,752
Standard Motor Products, Inc.	740	38,643
Stoneridge, Inc. (a)	17,703	272,803
Strayer Education, Inc.	190	17,712
Superior Industries International, Inc.	920	18,906
Taylor Morrison Home Corp. - Class A (a)	12,370	297,004
TRI Pointe Group, Inc. (a)	37,786	498,397
		2,364,466
Consumer Staples - 5.1%
Central Garden & Pet Co. - Class A (a)	100	3,002
Inter Parfums, Inc.	2,112	77,405
John B. Sanfilippo & Son, Inc.	5,584	352,406
Lancaster Colony Corp.	605	74,185
Landec Corp. (a)	32,785	486,857
Omega Protein Corp.	1,210	21,659
Seneca Foods Corp. - Class A (a)	290	9,005
TreeHouse Foods, Inc. (a) (b)	6,629	541,523
		1,566,042
Energy - 4.9%
Archrock, Inc.	2,875	32,775
C&J Energy Services, Inc. (a)	1,365	46,779
Carrizo Oil & Gas, Inc. (a)	23,440	408,324

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Contango Oil & Gas Co. (a)	1,880	$12,483
Ensco plc - Class A (b)	13,480	69,557
Era Group, Inc. (a)	603	5,704
McDermott International, Inc. (a)	17,173	123,131
Newpark Resources, Inc. (a)	3,605	26,497
Oasis Petroleum, Inc. (a) (b)	100	805
Overseas Shipholding Group, Inc. - Class A (a)	21,780	57,935
PDC Energy, Inc. (a)	6,335	273,102
PHI, Inc. (a)	8,257	80,588
SRC Energy, Inc. (a) (b)	53,310	358,776
Superior Energy Services, Inc. (a)	2,910	30,351
		1,526,807
Financials - 29.0%
AG Mortgage Investment Trust, Inc.	2,930	53,619
Ambac Financial Group, Inc. (a)	90	1,562
Ameris Bancorp	7,615	367,042
Anworth Mortgage Asset Corp.	14,435	86,754
Ares Commercial Real Estate Corp.	8,295	108,582
Argo Group International Holdings Ltd.	380	23,028
Arrow Financial Corp.	436	13,799
Baldwin & Lyons, Inc. - Class B	4,297	105,277
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	410	11,226
BancorpSouth, Inc.	1,510	46,055
Bank Mutual Corp.	2,722	24,906
Bank of N.T. Butterfield & Son Ltd. (The) (b)	15,290	521,389
BankFinancial Corp.	1,908	28,467
Banner Corp.	3,524	199,141
Beneficial Bancorp, Inc.	1,105	16,575
Berkshire Hills Bancorp, Inc.	1,745	61,337
Capital Bank Financial Corp. - Class A	8,948	340,919
Capitol Federal Financial, Inc.	8,600	122,206
Carolina Financial Corp.	890	28,765
Cathay General Bancorp (b)	400	15,180
CenterState Banks, Inc.	2,170	53,946
Central Pacific Financial Corp.	1,075	33,830
Charter Financial Corp.	2,230	40,140

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 29.0% (Continued)
Citizens & Northern Corp. (b)	370	$8,606
City Holding Co. (b)	569	37,480
Clifton Bancorp, Inc. (b)	2,120	35,044
Community Bank System, Inc. (b)	275	15,337
CU Bancorp (a)	965	34,885
Dime Community Bancshares, Inc.	4,563	89,435
Donegal Group, Inc. - Class A	120	1,908
Eagle Bancorp, Inc. (a)	1,543	97,672
Employers Holdings, Inc.	494	20,896
Enterprise Financial Services Corp.	1,269	51,775
EZCORP, Inc. - Class A (a)	9,609	73,989
FBL Financial Group, Inc. - Class A	1,502	92,373
Federated National Holding Co.	1,262	20,192
First BanCorp (a)	22,780	131,896
First Busey Corp.	3,168	92,886
First Citizens BancShares, Inc. - Class A	250	93,175
First Financial Bancorp	1,915	53,046
First Financial Corp.	720	34,056
Flagstar Bancorp, Inc. (a) (b)	10,170	313,439
Flushing Financial Corp.	965	27,203
GAMCO Investors, Inc. - Class A	1,370	40,552
Genworth Financial, Inc. - Class A (a)	16,570	62,469
Glacier Bancorp, Inc. (b)	1,644	60,187
Global Indemnity Ltd. (a) (b)	1,358	52,650
Hallmark Financial Services, Inc. (a) (b)	4,505	50,771
Hancock Holding Co.	95	4,655
Hanmi Financial Corp.	2,448	69,646
Heritage Financial Corp.	8,565	226,973
Hilltop Holdings, Inc.	5,890	154,377
Home BancShares, Inc.	2,690	66,981
HomeStreet, Inc. (a)	11,610	321,307
Hope Bancorp, Inc.	13,165	245,527
Independent Bank Corp.	1,570	34,148
Infinity Property & Casualty Corp.	828	77,832
Invesco Mortgage Capital, Inc.	4,910	82,046
Investment Technology Group, Inc.	1,200	25,488

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 29.0% (Continued)
LegacyTexas Financial Group, Inc.	2,160	$82,361
MB Financial, Inc.	375	16,515
MBIA, Inc. (a) (b)	1,350	12,731
Mercantile Bank Corp.	1,099	34,597
Meridian Bancorp, Inc.	9,630	162,747
MGIC Investment Corp. (a)	23,533	263,570
National Western Life Group, Inc. - Class A (b)	435	139,034
Navigators Group, Inc. (The)	2,038	111,886
NBT Bancorp, Inc.	1,491	55,092
New Residential Investment Corp.	19,450	302,642
NewStar Financial, Inc.	1,520	15,960
NMI Holdings, Inc. - Class A (a)	3,940	45,113
Northfield Bancorp, Inc.	4,600	78,890
OFG Bancorp (b)	6,290	62,900
Oritani Financial Corp.	6,116	104,278
PacWest Bancorp	7,850	366,594
PHH Corp. (a)	5,940	81,794
Provident Financial Holdings, Inc.	965	18,576
Pzena Investment Management, Inc. - Class A	4,896	49,743
Radian Group, Inc.	2,943	48,118
Redwood Trust, Inc. (b)	2,715	46,264
Republic Bancorp, Inc. - Class A	1,637	58,441
S&T Bancorp, Inc. (b)	1,123	40,271
Safety Insurance Group, Inc.	1,250	85,375
Seacoast Banking Corp. of Florida (a)	820	19,762
Simmons First National Corp. - Class A	1,149	60,782
Sterling Bancorp (b)	1,435	33,364
Territorial Bancorp, Inc.	3,680	114,779
Texas Capital Bancshares, Inc. (a)	2,425	187,695
Third Point Reinsurance Ltd. (a)	9,710	134,968
TriState Capital Holdings, Inc. (a)	1,535	38,682
United Fire Group, Inc.	1,061	46,748
Washington Federal, Inc.	4,050	134,460
Waterstone Financial, Inc.	347	6,541
Western Alliance Bancorp (a)	12,710	625,331

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 29.0% (Continued)
Wintrust Financial Corp.	945	$72,236
		8,963,487
Health Care - 3.6%
Achillion Pharmaceuticals, Inc. (a) (b)	10,270	47,139
Addus HomeCare Corp. (a)	150	5,580
Cross Country Healthcare, Inc. (a)	520	6,713
Exactech, Inc. (a)	1,480	44,104
Exelixis, Inc. (a)	5,450	134,234
Five Prime Therapeutics, Inc. (a) (b)	1,240	37,336
Haemonetics Corp. (a)	2,990	118,074
Halyard Health, Inc. (a)	1,810	71,097
HMS Holdings Corp. (a)	1,610	29,785
Horizon Pharma plc (a)	1,360	16,143
ICU Medical, Inc. (a)	400	69,000
Intra-Cellular Therapies, Inc. (a)	5,690	70,670
LHC Group, Inc. (a)	688	46,708
LivaNova plc (a) (b)	2,475	151,494
MacroGenics, Inc. (a)	150	2,627
Magellan Health, Inc. (a)	501	36,523
Meridian Bioscience, Inc.	430	6,773
Merit Medical Systems, Inc. (a)	90	3,434
National HealthCare Corp. (b)	799	56,042
OraSure Technologies, Inc. (a)	2,810	48,501
Owens & Minor, Inc.	795	25,591
PharMerica Corp. (a)	63	1,654
Quidel Corp. (a)	1,660	45,052
Triple-S Management Corp. - Class B (a)	2,650	44,812
		1,119,086
Industrials - 10.7%
AAR Corp.	1,032	35,872
Albany International Corp. - Class A	8,380	447,491
Apogee Enterprises, Inc. (b)	2,925	166,257
Applied Industrial Technologies, Inc.	2,930	173,016
ARC Document Solutions, Inc. (a)	2,415	10,046
Brady Corp. - Class A	5,920	200,688
Casella Waste Systems, Inc. - Class A (a)	2,609	42,814

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Chart Industries, Inc. (a)	3,235	$112,351
Comfort Systems USA, Inc.	2,198	81,546
CSW Industrials, Inc. (a)	2,240	86,576
Curtiss-Wright Corp.	950	87,191
EnerSys	5,710	413,690
Ennis, Inc.	10,666	203,721
Esterline Technologies Corp. (a)	206	19,529
Exponent, Inc.	360	20,988
Federal Signal Corp.	1,845	32,029
Gibraltar Industries, Inc. (a) (b)	240	8,556
GP Strategies Corp. (a)	9,850	260,040
Graham Corp.	1,740	34,208
Harsco Corp. (a)	365	5,877
Hawaiian Holdings, Inc. (a)	580	27,231
Insteel Industries, Inc.	150	4,946
Interface, Inc.	2,850	56,003
Kennametal, Inc.	1,650	61,743
Kimball International, Inc. - Class B	1,315	21,947
Miller Industries, Inc.	729	18,116
Moog, Inc. - Class A (a)	453	32,489
MRC Global, Inc. (a) (b)	3,180	52,534
NOW, Inc. (a)	4,450	71,556
Orbital ATK, Inc.	3,807	374,457
Quad/Graphics, Inc.	1,195	27,389
Simpson Manufacturing Co., Inc.	1,210	52,889
Supreme Industries, Inc. - Class A	3,350	55,108
Tetra Tech, Inc.	320	14,640
		3,313,534
Information Technology - 20.8%
ADTRAN, Inc.	3,225	66,596
Advanced Energy Industries, Inc. (a)	1,243	80,410
Advanced Micro Devices, Inc. (a) (b)	20,185	251,909
Alpha & Omega Semiconductor Ltd. (a)	160	2,667
Amkor Technology, Inc. (a)	6,980	68,195
Anixter International, Inc. (a)	290	22,678
Aspen Technology, Inc. (a)	550	30,393

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 20.8% (Continued)
AVX Corp.	12,302	$201,015
Bankrate, Inc. (a)	6,830	87,765
Benchmark Electronics, Inc. (a)	4,120	133,076
Bottomline Technologies (de), Inc. (a)	1,610	41,361
Cabot Microelectronics Corp.	970	71,615
CACI International, Inc. - Class A (a)	260	32,513
ChannelAdvisor Corp. (a)	805	9,298
Coherent, Inc. (a)	1,850	416,232
Cohu, Inc.	3,248	51,124
Cray, Inc. (a)	13,060	240,304
Daktronics, Inc.	1,230	11,845
Digi International, Inc. (a)	4,806	48,781
DSP Group, Inc. (a)	561	6,508
Electronics For Imaging, Inc. (a)	7,910	374,776
Entegris, Inc. (a)	17,535	384,892
Euronet Worldwide, Inc. (a)	2,175	190,030
Finisar Corp. (a) (b)	60	1,559
Integrated Device Technology, Inc. (a)	13,935	359,383
IXYS Corp.	545	8,965
Lattice Semiconductor Corp. (a)	65,745	437,861
ManTech International Corp. - Class A	95	3,931
Mellanox Technologies Ltd. (a) (b)	6,850	296,605
Mercury Systems, Inc. (a)	1,860	78,287
Mitel Networks Corp. (a)	98,765	725,923
Nanometrics, Inc. (a)	2,234	56,498
NETGEAR, Inc. (a)	1,794	77,321
Novanta, Inc. (a)	10,280	370,080
NVE Corp.	945	72,765
Photronics, Inc. (a)	3,949	37,121
Plexus Corp. (a)	2,490	130,899
Progress Software Corp.	2,147	66,320
QAD, Inc. - Class A	110	3,526
Rogers Corp. (a)	780	84,724
Rubicon Project, Inc. (The) (a)	6,335	32,562
Sanmina Corp. (a)	4,034	153,695
ScanSource, Inc. (a)	1,056	42,557

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Information Technology - 20.8% (Continued)
Semtech Corp. (a)	154	$5,506
ShoreTel, Inc. (a)	4,080	23,664
Super Micro Computer, Inc. (a)	100	2,465
Sykes Enterprises, Inc. (a)	2,570	86,172
Synchronoss Technologies, Inc. (a) (b)	3,860	63,497
SYNNEX Corp.	1,190	142,752
Tech Data Corp. (a)	1,280	129,280
TTM Technologies, Inc. (a)	1,960	34,026
VASCO Data Security International, Inc. (a)	1,900	27,265
Veeco Instruments, Inc. (a)	179	4,985
Vishay Intertechnology, Inc. (b)	1,140	18,924
XO Group, Inc. (a)	1,400	24,668
		6,427,769
Materials - 6.1%
American Vanguard Corp.	5,770	99,532
Boise Cascade Co. (a)	14,500	440,800
Calgon Carbon Corp.	720	10,872
Chemours Co. (The)	2,050	77,736
Deltic Timber Corp.	2,615	195,236
FutureFuel Corp.	1,968	29,697
Greif, Inc. - Class A	327	18,240
Innophos Holdings, Inc.	950	41,648
Kaiser Aluminum Corp.	510	45,145
KMG Chemicals, Inc.	185	9,004
Koppers Holdings, Inc. (a)	50	1,808
Louisiana-Pacific Corp. (a)	4,355	104,999
Materion Corp.	8,600	321,640
Neenah Paper, Inc.	1,740	139,635
Olympic Steel, Inc.	285	5,552
P.H. Glatfelter Co.	6,730	131,504
Schnitzer Steel Industries, Inc. - Class A (b)	2,600	65,520
Sensient Technologies Corp.	515	41,473
SunCoke Energy, Inc. (a) (b)	1,995	21,746
Tredegar Corp.	1,880	28,670
Trinseo S.A.	990	68,013
		1,898,470

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Real Estate - 7.6%
American Assets Trust, Inc.	1,700	$66,963
Ashford Hospitality Prime, Inc.	12,385	127,442
Brandywine Realty Trust	14,628	256,429
Cedar Realty Trust, Inc.	10,728	52,031
Chesapeake Lodging Trust	5,075	124,185
DiamondRock Hospitality Co.	570	6,242
First Industrial Realty Trust, Inc.	1,580	45,220
Forestar Group, Inc. (a)	11,260	193,109
Getty Realty Corp.	9,865	247,612
Healthcare Realty Trust, Inc.	1,110	37,907
Hudson Pacific Properties, Inc.	2,058	70,363
LaSalle Hotel Properties	1,140	33,972
Lexington Realty Trust	9,255	91,717
LTC Properties, Inc.	220	11,306
Mack-Cali Realty Corp.	4,230	114,802
Parkway, Inc.	235	5,379
PS Business Parks, Inc.	175	23,168
Ramco-Gershenson Properties Trust	27,541	355,278
RE/MAX Holdings, Inc. - Class A (b)	2,680	150,214
Summit Hotel Properties, Inc.	2,820	52,593
Sunstone Hotel Investors, Inc.	2,795	45,055
Terreno Realty Corp.	1,058	35,612
Washington Real Estate Investment Trust	5,900	188,210
		2,334,809
Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	390	5,834
Cincinnati Bell, Inc. (a)	1,007	19,687
		25,521
Utilities - 4.1%
ALLETE, Inc.	485	34,765
American States Water Co.	1,879	89,083
Artesian Resources Corp. - Class A	3,900	146,796
Avista Corp.	445	18,895
El Paso Electric Co.	219	11,322
IDACORP, Inc.	1,220	104,127
MGE Energy, Inc.	683	43,951

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Utilities - 4.1% (Continued)
Northwest Natural Gas Co.	765	$45,785
NorthWestern Corp.	1,940	118,379
ONE Gas, Inc.	804	56,127
Ormat Technologies, Inc.	5,490	322,153
Otter Tail Corp.	280	11,088
Pattern Energy Group, Inc. (b)	2,030	48,395
Portland General Electric Co.	1,583	72,327
Southwest Gas Holdings, Inc.	844	61,663
Spire, Inc.	430	29,993
York Water Co. (The)	1,410	49,139
		1,263,988

Total Common Stocks (Cost $24,948,723)		$30,803,979

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (c)	46,361	$46,361
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (c) (d)	580,389	580,389
Total Money Market Funds (Cost $626,750)		$626,750

Total Investments at Value - 101.7% (Cost $25,575,473)		$31,430,729

Liabilities in Excess of Other Assets - (1.7%)		(520,370)

Net Assets - 100.0%		$30,910,359

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $3,159,529 (Note 6).
(c)	The rate shown is the 7-day effective yield as of June 30, 2017.
(d)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $580,389.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $580,389 (Note 6).

Ltd. -	Limited.
plc -	Public Limited Company.

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund SCHEDULE OF INVESTMENTS	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary - 12.8%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$2,925
A.H. Belo Corp. - Class A	90	495
Aaron's, Inc.	400	15,560
Abercrombie & Fitch Co. - Class A (b)	425	5,287
Acme United Corp.	300	8,580
Adtalem Global Education, Inc. (b)	400	15,180
Advance Auto Parts, Inc. (b)	491	57,246
Amazon.com, Inc. (a)	2,908	2,814,944
AMC Entertainment Holdings, Inc. - Class A (b)	107	2,434
AMC Networks, Inc. - Class A (a) (b)	356	19,014
American Axle & Manufacturing Holdings, Inc. (a)	550	8,580
American Eagle Outfitters, Inc. (b)	1,225	14,761
American Outdoor Brands Corp. (a) (b)	475	10,526
American Public Education, Inc. (a)	300	7,095
Aramark	1,675	68,642
Ascent Capital Group, Inc. - Class A (a)	200	3,072
Autoliv, Inc. (b)	648	71,149
AutoNation, Inc. (a)	525	22,134
AutoZone, Inc. (a)	206	117,515
Barnes & Noble Education, Inc. (a)	347	3,689
Barnes & Noble, Inc.	550	4,180
BBX Capital Corp.	22	145
Beazer Homes USA, Inc. (a)	200	2,744
Bed Bath & Beyond, Inc. (b)	1,125	34,200
Best Buy Co., Inc. (b)	1,625	93,161
Big 5 Sporting Goods Corp. (b)	200	2,610
Big Lots, Inc. (b)	200	9,660
BMC Stock Holdings, Inc. (a)	475	10,379
BorgWarner, Inc.	1,310	55,492
Boyd Gaming Corp. (b)	725	17,987
Bravo Brio Restaurant Group, Inc. (a) (b)	1,000	4,600
Bridgepoint Education, Inc. (a)	500	7,380
Bright Horizons Family Solutions, Inc. (a)	300	23,163
Brinker International, Inc. (b)	175	6,668
Brunswick Corp.	550	34,502

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Buckle, Inc. (The) (b)	350	$6,230
Buffalo Wild Wings, Inc. (a) (b)	66	8,362
Burlington Stores, Inc. (a)	548	50,411
Cabela's, Inc. (a)	500	29,710
CalAtlantic Group, Inc.	534	18,877
Caleres, Inc.	425	11,807
Callaway Golf Co.	500	6,390
Capella Education Co.	100	8,560
Career Education Corp. (a)	500	4,800
CarMax, Inc. (a) (b)	1,080	68,105
Carnival Corp.	2,825	185,235
Carter's, Inc.	382	33,979
Cato Corp. (The) - Class A	300	5,277
Cavco Industries, Inc. (a)	100	12,965
CBS Corp. - Class B	2,533	161,555
Charter Communications, Inc. - Class A (a)	1,683	566,919
Cheesecake Factory, Inc. (The)	300	15,090
Chico's FAS, Inc.	1,300	12,246
Children's Place, Inc. (The) (b)	132	13,477
Chipotle Mexican Grill, Inc. (a) (b)	137	57,006
Choice Hotels International, Inc.	450	28,913
Churchill Downs, Inc.	67	12,281
Cinemark Holdings, Inc. (b)	775	30,109
Citi Trends, Inc.	50	1,061
Clear Channel Outdoor Holdings, Inc. - Class A	1,000	4,850
Coach, Inc.	1,900	89,946
Collectors Universe, Inc.	110	2,734
Columbia Sportswear Co.	100	5,806
Comcast Corp. - Class A	33,238	1,293,622
Conn's, Inc. (a) (b)	500	9,550
Cooper Tire & Rubber Co. (b)	425	15,343
Core-Mark Holding Co., Inc.	206	6,810
Cracker Barrel Old Country Store, Inc. (b)	191	31,945
Crocs, Inc. (a)	1,200	9,252
CSS Industries, Inc.	50	1,308
D.R. Horton, Inc.	2,073	71,664

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Dana, Inc.	900	$20,097
Darden Restaurants, Inc.	823	74,432
Dave & Buster's Entertainment, Inc. (a)	300	19,953
Deckers Outdoor Corp. (a)	25	1,707
Dick's Sporting Goods, Inc.	527	20,990
Dillard's, Inc. - Class A (b)	347	20,018
Discovery Communications, Inc. - Series A (a) (b)	798	20,612
Discovery Communications, Inc. - Series C (a)	1,298	32,723
DISH Network Corp. - Class A (a)	1,375	86,295
Dollar General Corp.	1,696	122,265
Dollar Tree, Inc. (a)	1,736	121,381
Domino's Pizza, Inc.	279	59,017
Dorman Products, Inc. (a)	200	16,554
DSW, Inc. - Class A	550	9,735
Dunkin' Brands Group, Inc.	600	33,072
E.W. Scripps Co. (The) - Class A (a)	526	9,368
Eldorado Resorts, Inc. (a)	528	10,560
Empire Resorts, Inc. (a) (b)	20	478
Entercom Communications Corp. - Class A (b)	250	2,588
Entravision Communications Corp. - Class A	100	660
Expedia, Inc.	757	112,755
Express, Inc. (a)	1,000	6,750
Famous Dave's of America, Inc. (a) (b)	200	730
Fiesta Restaurant Group, Inc. (a)	300	6,195
Foot Locker, Inc.	1,025	50,512
Ford Motor Co.	28,110	314,551
Fossil Group, Inc. (a) (b)	400	4,140
Fred's, Inc. - Class A (b)	700	6,461
Gaia, Inc. (a)	600	6,720
GameStop Corp. - Class A (b)	550	11,886
Gannett Co., Inc.	1,050	9,156
Gap, Inc. (The)	1,550	34,085
General Motors Co.	10,000	349,300
Gentex Corp.	2,195	41,639
Gentherm, Inc. (a)	75	2,910
Genuine Parts Co.	1,007	93,410

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
G-III Apparel Group Ltd. (a) (b)	275	$6,861
Golden Entertainment, Inc. (a) (b)	100	2,071
Goodyear Tire & Rubber Co. (The)	1,825	63,802
GoPro, Inc. - Class A (a) (b)	300	2,439
Grand Canyon Education, Inc. (a)	200	15,682
Gray Television, Inc. (a)	500	6,850
Green Brick Partners, Inc. (a)	45	515
Group 1 Automotive, Inc.	223	14,120
Guess?, Inc. (b)	400	5,112
H&R Block, Inc.	1,310	40,492
Hanesbrands, Inc. (b)	2,695	62,416
Harley-Davidson, Inc. (b)	1,150	62,123
Hasbro, Inc.	700	78,056
Helen of Troy Ltd. (a)	119	11,198
Hibbett Sports, Inc. (a)	200	4,150
Hilton Grand Vacations, Inc. (a)	105	3,786
Hilton Worldwide Holdings, Inc. (b)	350	21,648
Home Depot, Inc. (The)	8,327	1,277,361
Hooker Furniture Corp.	200	8,230
HSN, Inc.	118	3,764
Hyatt Hotels Corp. - Class A (a)	300	16,863
Iconix Brand Group, Inc. (a) (b)	450	3,110
ILG, Inc.	541	14,872
International Speedway Corp. - Class A	237	8,899
Interpublic Group of Cos., Inc. (The) (b)	2,422	59,581
iRobot Corp. (a) (b)	167	14,051
J. C. Penney Co., Inc. (a) (b)	2,192	10,193
Jack in the Box, Inc.	236	23,246
John Wiley & Sons, Inc. - Class A	200	10,550
K12, Inc. (a)	300	5,376
Kate Spade & Co. (a)	700	12,943
KB Home (b)	375	8,989
Kohl's Corp. (b)	1,075	41,570
L Brands, Inc. (b)	1,484	79,973
Lands' End, Inc. (a) (b)	278	4,142
Las Vegas Sands Corp.	2,727	174,228

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
La-Z-Boy, Inc.	425	$13,813
LCI Industries (b)	154	15,770
Lear Corp.	500	71,039
Leggett & Platt, Inc.	910	47,802
Lennar Corp. - Class A	1,250	66,650
Libbey, Inc.	250	2,015
Liberty Braves Group - Series A (a) (b)	360	8,600
Liberty Braves Group - Series C (a)	255	6,112
Liberty Broadband Corp. - Series A (a) (b)	1,381	118,476
Liberty Broadband Corp. - Series C (a)	638	55,347
Liberty Expedia Holdings, Inc. - Series A (a)	381	20,582
Liberty Formula One Group - Series A (a) (b)	600	21,018
Liberty Formula One Group - Series C (a) (b)	638	23,364
Liberty Interactive Corp. QVC Group - Series A (a)	2,725	66,872
Liberty SiriusXM Group - Series A (a)	2,252	94,539
Liberty SiriusXM Group - Series C (a)	2,554	106,502
Liberty TripAdvisor Holdings, Inc. - Series A (a) (b)	790	9,164
Liberty Ventures - Series A (a)	571	29,858
Lions Gate Entertainment Corp. - Class A (a) (b)	625	17,638
Lions Gate Entertainment Corp. - Class B (a)	1,033	27,147
Lithia Motors, Inc. - Class A (b)	134	12,627
Live Nation Entertainment, Inc. (a)	1,137	39,624
LKQ Corp. (a)	2,100	69,195
Loral Space & Communications, Inc. (a) (b)	300	12,465
Lowe's Cos., Inc.	6,356	492,780
Lumber Liquidators Holdings, Inc. (a) (b)	241	6,039
Macy's, Inc. (b)	2,223	51,663
Madison Square Garden Co. (The) - Class A (a)	93	18,312
Marcus Corp. (The)	100	3,020
Marine Products Corp. (b)	700	10,927
Marriott International, Inc. - Class A	2,349	235,628
Marriott Vacations Worldwide Corp. (b)	155	18,251
Mattel, Inc. (b)	2,255	48,550
Matthews International Corp. - Class A	100	6,125
McDonald's Corp.	6,068	929,374
MDC Holdings, Inc.	284	10,034

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Meredith Corp. (b)	300	$17,835
Meritage Homes Corp. (a)	200	8,440
MGM Resorts International	3,300	103,257
Mohawk Industries, Inc. (a)	492	118,911
Monro Muffler Brake, Inc.	325	13,569
Motorcar Parts of America, Inc. (a)	300	8,472
Movado Group, Inc. (b)	300	7,575
MSG Networks, Inc. - Class A (a)	581	13,043
Murphy USA, Inc. (a) (b)	296	21,937
National CineMedia, Inc. (b)	500	3,710
Nautilus, Inc. (a) (b)	50	958
Netflix, Inc. (a)	2,752	411,176
New Media Investment Group, Inc. (b)	301	4,057
New York Times Co. (The) - Class A	1,050	18,585
Newell Brands, Inc.	3,415	183,113
News Corp. - Class A	2,853	39,086
Nexstar Media Group, Inc. (b)	399	23,860
NIKE, Inc. - Class B	9,749	575,190
Nordstrom, Inc. (b)	1,000	47,830
Norwegian Cruise Line Holdings Ltd. (a)	325	17,644
Nutrisystem, Inc.	300	15,615
NVR, Inc. (a)	40	96,424
Office Depot, Inc.	3,450	19,458
Omnicom Group, Inc.	1,714	142,091
O'Reilly Automotive, Inc. (a) (b)	650	142,181
Orleans Homebuilders, Inc. (a)	650	0
Overstock.com, Inc. (a) (b)	300	4,890
Oxford Industries, Inc.	50	3,125
Panera Bread Co. - Class A (a)	100	31,464
Papa John's International, Inc.	173	12,414
Park Hotels & Resorts, Inc.	227	6,120
Penske Automotive Group, Inc.	350	15,369
Perry Ellis International, Inc. (a)	100	1,946
Pinnacle Entertainment, Inc. (a)	425	8,398
Polaris Industries, Inc. (b)	340	31,358
Pool Corp.	313	36,799

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Priceline Group, Inc. (The) (a)	408	$763,172
PulteGroup, Inc.	1,915	46,975
PVH Corp.	543	62,174
Ralph Lauren Corp. (b)	406	29,963
RCI Hospitality Holdings, Inc. (b)	300	7,152
Regal Entertainment Group - Class A	575	11,765
Regis Corp. (a)	200	2,054
Restaurant Brands International, Inc. (b)	4,603	287,872
RH (a) (b)	116	7,484
Rocky Brands, Inc.	100	1,345
Ross Stores, Inc.	2,575	148,655
Royal Caribbean Cruises Ltd.	1,087	118,733
Salem Media Group, Inc.	100	710
Sally Beauty Holdings, Inc. (a) (b)	700	14,175
Scholastic Corp.	325	14,167
Scripps Networks Interactive, Inc. - Class A (b)	626	42,762
Sears Holdings Corp. (a) (b)	625	5,538
SeaWorld Entertainment, Inc. (b)	325	5,288
Select Comfort Corp. (a)	188	6,672
Service Corp. International	1,250	41,812
ServiceMaster Global Holdings, Inc. (a)	975	38,210
Shoe Carnival, Inc.	600	12,528
Shutterfly, Inc. (a) (b)	100	4,750
Signet Jewelers Ltd. (b)	620	39,209
Sinclair Broadcast Group, Inc. - Class A (b)	425	13,983
Sirius XM Holdings, Inc. (b)	12,225	66,871
Six Flags Entertainment Corp.	600	35,766
Skechers U.S.A., Inc. - Class A (a)	750	22,125
Sonic Automotive, Inc. - Class A	300	5,835
Sonic Corp. (b)	350	9,272
Sotheby's (a) (b)	428	22,971
Spartan Motors, Inc.	75	664
Speedway Motorsports, Inc.	400	7,308
Staples, Inc.	4,525	45,567
Starbucks Corp.	10,073	587,356
Steven Madden Ltd. (a)	300	11,985

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Superior Industries International, Inc.	150	$3,083
Tailored Brands, Inc. (b)	475	5,301
Target Corp.	4,111	214,963
TEGNA, Inc.	1,725	24,857
Tempur Sealy International, Inc. (a) (b)	298	15,910
Tenneco, Inc.	450	26,024
Tesla, Inc. (a) (b)	761	275,185
Texas Roadhouse, Inc.	475	24,201
Thomson Reuters Corp.	2,325	107,624
Thor Industries, Inc.	381	39,822
Tiffany & Co.	735	68,994
Time Warner, Inc.	5,719	574,245
Time, Inc.	654	9,385
TJX Cos., Inc. (The)	4,583	330,754
Toll Brothers, Inc.	1,050	41,486
Tractor Supply Co. (b)	1,061	57,517
TRI Pointe Group, Inc. (a)	1,100	14,509
TripAdvisor, Inc. (a) (b)	634	24,219
Tupperware Brands Corp.	300	21,069
Twenty-First Century Fox, Inc. - Class A	6,588	186,704
Ulta Beauty, Inc. (a)	369	106,028
Under Armour, Inc. - Class A (a) (b)	2,425	52,768
Under Armour, Inc. - Class C (a) (b)	1,611	32,478
Universal Electronics, Inc. (a)	200	13,370
Urban Outfitters, Inc. (a) (b)	800	14,832
Vail Resorts, Inc.	290	58,821
Value Line, Inc. (b)	200	3,660
VF Corp. (b)	2,375	136,799
Viacom, Inc. - Class B	2,082	69,893
Vista Outdoor, Inc. (a) (b)	400	9,004
Visteon Corp. (a)	261	26,638
Vitamin Shoppe, Inc. (a)	300	3,495
Walt Disney Co. (The)	11,548	1,226,974
Wayfair, Inc. - Class A (a)	300	23,064
Weight Watchers International, Inc. (a) (b)	296	9,892
Wendy's Co. (The)	1,925	29,857

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Discretionary - 12.8% (Continued)
Whirlpool Corp.	504	$96,576
Williams-Sonoma, Inc. (b)	500	24,250
Winnebago Industries, Inc. (b)	175	6,125
Wolverine World Wide, Inc.	725	20,307
World Wrestling Entertainment, Inc. - Class A (b)	600	12,222
Wyndham Worldwide Corp.	620	62,254
Wynn Resorts Ltd. (b)	621	83,289
Yum China Holdings, Inc. (a)	189	7,452
Yum! Brands, Inc.	2,589	190,965
Zumiez, Inc. (a)	300	3,705
		22,307,121
Consumer Staples - 8.4%
Alico, Inc.	200	6,260
Altria Group, Inc.	14,171	1,055,314
Andersons, Inc. (The)	75	2,561
Archer-Daniels-Midland Co.	3,686	152,527
B&G Foods, Inc. (b)	250	8,900
Blue Buffalo Pet Products, Inc (a) (b)	725	16,537
Boston Beer Co., Inc. (The) - Class A (a) (b)	100	13,215
Brown-Forman Corp. - Class B	1,556	75,622
Bunge Ltd.	1,050	78,330
Cal-Maine Foods, Inc. (a) (b)	18	713
Campbell Soup Co.	1,350	70,403
Casey's General Stores, Inc. (b)	287	30,741
Church & Dwight Co., Inc.	1,606	83,319
Clorox Co. (The)	850	113,254
Coca-Cola Co. (The)	28,340	1,271,050
Coca-Cola European Partners plc	2,095	85,204
Colgate-Palmolive Co.	6,451	478,213
Conagra Brands, Inc.	3,173	113,466
Constellation Brands, Inc. - Class A	1,236	239,450
Costco Wholesale Corp.	3,201	511,936
Coty, Inc. - Class A (b)	3,975	74,571
CVS Health Corp.	7,495	603,048
Darling Ingredients, Inc. (a)	975	15,347
Dean Foods Co.	567	9,639

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Staples - 8.4% (Continued)
Dr Pepper Snapple Group, Inc.	1,258	$114,616
e.l.f. Beauty, Inc. (a) (b)	300	8,163
Edgewell Personal Care Co. (a)	446	33,905
Energizer Holdings, Inc.	592	28,428
Estée Lauder Cos., Inc. (The) - Class A	1,451	139,266
Flowers Foods, Inc.	1,580	27,350
Fresh Del Monte Produce, Inc. (b)	100	5,091
General Mills, Inc.	3,975	220,215
Hain Celestial Group, Inc. (The) (a)	600	23,292
Herbalife Ltd. (a) (b)	650	46,365
Hershey Co. (The)	1,099	118,000
Hormel Foods Corp. (b)	1,875	63,956
HRG Group, Inc. (a) (b)	1,350	23,909
Ingles Markets, Inc. - Class A	150	4,995
Ingredion, Inc.	441	52,572
Inter Parfums, Inc. (b)	300	10,995
J & J Snack Foods Corp.	70	9,245
J.M. Smucker Co. (The)	852	100,817
Kellogg Co.	1,903	132,182
Kimberly-Clark Corp.	2,431	313,866
Kraft Heinz Co. (The)	4,495	384,952
Kroger Co. (The)	6,075	141,669
Lamb Weston Holdings, Inc.	1,157	50,954
Lancaster Colony Corp.	112	13,733
Mannatech, Inc. (b)	70	1,113
McCormick & Co., Inc.	677	66,014
MGP Ingredients, Inc. (b)	200	10,234
Molson Coors Brewing Co. - Class B	1,163	100,413
Mondelēz International, Inc. - Class A	11,271	486,794
Monster Beverage Corp. (a)	2,696	133,937
Nu Skin Enterprises, Inc. - Class A	325	20,423
PepsiCo, Inc.	10,429	1,204,445
Philip Morris International, Inc.	10,726	1,259,769
Pilgrim's Pride Corp. (a)	650	14,248
Pinnacle Foods, Inc.	875	51,975
Post Holdings, Inc. (a)	438	34,011

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Consumer Staples - 8.4% (Continued)
PriceSmart, Inc. (b)	115	$10,074
Procter & Gamble Co. (The)	18,680	1,627,961
Reynolds American, Inc.	6,625	430,890
Rocky Mountain Chocolate Factory, Inc.	70	826
Sanderson Farms, Inc.	143	16,538
Snyder's-Lance, Inc.	710	24,580
SpartanNash Co.	400	10,384
Sprouts Farmers Market, Inc. (a) (b)	300	6,801
SUPERVALU, Inc. (a)	2,050	6,745
Sysco Corp.	4,000	201,320
Tootsie Roll Industries, Inc. (b)	27	941
TreeHouse Foods, Inc. (a) (b)	385	31,451
Tyson Foods, Inc. - Class A	1,911	119,686
United Natural Foods, Inc. (a) (b)	150	5,505
US Foods Holding Corp. (a)	475	12,930
USANA Health Sciences, Inc. (a) (b)	118	7,564
Vector Group Ltd.	812	17,312
Walgreen Boots Alliance, Inc.	6,869	537,911
Wal-Mart Stores, Inc.	11,349	858,891
WD-40 Co. (b)	45	4,966
Whole Foods Market, Inc. (b)	2,350	98,959
		14,593,767
Energy - 5.6%
Alon USA Energy, Inc.	250	3,330
Anadarko Petroleum Corp.	3,889	176,327
Antero Resources Corp. (a) (b)	800	17,288
Apache Corp. (b)	2,913	139,620
Arch Coal, Inc. - Class A (b)	163	11,133
Archrock, Inc.	812	9,257
Atwood Oceanics, Inc. (a) (b)	600	4,890
Baker Hughes, Inc. (b)	2,795	152,355
Bill Barrett Corp. (a)	400	1,228
BP Prudhoe Bay Royalty Trust	300	6,480
Bristow Group, Inc. (b)	200	1,530
Cabot Oil & Gas Corp.	3,325	83,391
California Resources Corp. (a) (b)	472	4,036

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Callon Petroleum Co. (a)	1,500	$15,915
CARBO Ceramics, Inc. (a) (b)	150	1,028
Carrizo Oil & Gas, Inc. (a)	400	6,968
Cheniere Energy, Inc. (a) (b)	1,625	79,154
Chesapeake Energy Corp. (a) (b)	6,875	34,169
Chevron Corp.	13,833	1,443,196
Cimarex Energy Co.	596	56,030
Concho Resources, Inc. (a)	828	100,627
ConocoPhillips	8,992	395,287
CONSOL Energy, Inc. (a) (b)	1,650	24,651
Continental Resources, Inc. (a) (b)	830	26,834
Cross Timbers Royalty Trust	200	3,064
Dawson Geophysical Co. (a)	78	306
Delek US Holdings, Inc.	175	4,627
Devon Energy Corp.	3,766	120,399
Diamond Offshore Drilling, Inc. (a) (b)	850	9,206
Diamondback Energy, Inc. (a)	535	47,513
Dril-Quip, Inc. (a)	145	7,076
Enbridge Energy Management, LLC (a)	900	13,869
Enbridge, Inc. (b)	5,353	213,103
Energen Corp. (a)	490	24,191
EnLink Midstream, LLC (b)	1,550	27,280
EOG Resources, Inc.	3,898	352,847
EQT Corp. (b)	960	56,246
Era Group, Inc. (a)	300	2,838
Exterran Corp. (a)	406	10,840
Exxon Mobil Corp.	30,298	2,445,957
Fairmount Santrol Holdings, Inc. (a) (b)	1,250	4,875
Forum Energy Technologies, Inc. (a) (b)	300	4,680
Geospace Technologies Corp. (a) (b)	226	3,126
Green Plains, Inc. (b)	300	6,165
Gulf Island Fabrication, Inc.	381	4,420
Gulfport Energy Corp. (a)	900	13,275
Halliburton Co.	5,931	253,312
Helix Energy Solutions Group, Inc. (a) (b)	1,000	5,640
Helmerich & Payne, Inc. (b)	550	29,887

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Hess Corp.	2,024	$88,793
HollyFrontier Corp. (b)	1,158	31,810
Key Energy Services, Inc. (a) (b)	925	17,797
Kinder Morgan, Inc.	14,560	278,970
Laredo Petroleum, Inc. (a)	800	8,416
Marathon Oil Corp.	5,647	66,917
Marathon Petroleum Corp.	3,956	207,017
Matador Resources Co. (a) (b)	375	8,014
Matrix Service Co. (a)	450	4,208
McDermott International, Inc. (a)	1,575	11,293
Murphy Oil Corp.	1,025	26,271
Nabors Industries Ltd. (b)	1,975	16,077
National Oilwell Varco, Inc.	2,661	87,653
Newfield Exploration Co. (a)	1,225	34,864
Newpark Resources, Inc. (a)	875	6,431
Noble Energy, Inc.	2,476	70,071
Oasis Petroleum, Inc. (a) (b)	1,375	11,069
Occidental Petroleum Corp.	5,700	341,259
Oceaneering International, Inc.	500	11,420
Oil States International, Inc. (a)	200	5,430
ONEOK, Inc. (b)	1,225	63,896
Pacific Ethanol, Inc. (a)	1	6
Parsley Energy, Inc. - Class A (a)	1,425	39,544
Patterson-UTI Energy, Inc.	1,100	22,209
PBF Energy, Inc. - Class A (b)	625	13,913
PDC Energy, Inc. (a)	375	16,166
Phillips 66	3,213	265,683
Pioneer Natural Resources Co.	1,221	194,847
QEP Resources, Inc. (a)	1,750	17,675
Range Resources Corp.	1,339	31,025
Renewable Energy Group, Inc. (a)	109	1,412
Rice Energy, Inc. (a)	1,025	27,296
Rowan Cos. plc - Class A (a) (b)	900	9,216
RPC, Inc. (b)	587	11,863
RSP Permian, Inc. (a)	600	19,362
Sanchez Energy Corp. (a) (b)	325	2,334

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Schlumberger Ltd.	9,396	$618,632
SemGroup Corp. - Class A (b)	450	12,150
Ship Finance International Ltd. (b)	575	7,820
SM Energy Co. (b)	450	7,439
Southwestern Energy Co. (a) (b)	3,325	20,216
SRC Energy, Inc. (a) (b)	1,175	7,908
Superior Energy Services, Inc. (a)	1,131	11,796
Targa Resources Corp.	1,255	56,726
TechnipFMC plc (a)	1,606	43,683
Teekay Corp. (b)	775	5,169
Tesoro Corp.	992	92,851
Trico Marine Services, Inc. (a)	1,600	0
Unit Corp. (a)	500	9,365
Valero Energy Corp.	3,214	216,816
Westmoreland Coal Co. (a)	300	1,461
Whiting Petroleum Corp. (a) (b)	1,922	10,590
Williams Cos., Inc. (The)	5,250	158,970
World Fuel Services Corp.	475	18,264
WPX Energy, Inc. (a)	2,675	25,841
		9,855,390
Financials - 15.3%
Actua Corp. (a)	100	1,405
Affiliated Managers Group, Inc.	428	70,988
Aflac, Inc.	2,800	217,504
AGNC Investment Corp.	2,175	46,305
Alleghany Corp. (a)	127	75,540
Allstate Corp. (The)	2,675	236,576
Ally Financial, Inc.	3,625	75,763
Altisource Residential Corp. (b)	33	427
American Equity Investment Life Holding Co.	625	16,425
American Express Co.	5,523	465,257
American Financial Group, Inc.	446	44,319
American International Group, Inc.	6,575	411,068
American National Insurance Co.	181	21,085
Ameriprise Financial, Inc.	1,035	131,745
Ameris Bancorp	300	14,460

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
AmTrust Financial Services, Inc. (b)	664	$10,053
Annaly Capital Management, Inc.	6,939	83,614
Anworth Mortgage Asset Corp.	1,500	9,015
Apollo Commercial Real Estate Finance, Inc. (b)	600	11,130
Apollo Investment Corp.	1,725	11,023
Arbor Realty Trust, Inc. (b)	200	1,668
Arch Capital Group Ltd. (a)	619	57,747
Ares Capital Corp.	3,355	54,955
Argo Group International Holdings Ltd.	63	3,818
Arlington Asset Investment Corp. - Class A (b)	4	55
Arthur J. Gallagher & Co.	1,225	70,131
Artisan Partners Asset Management, Inc. - Class A	300	9,210
Ashford, Inc. (a)	6	301
Aspen Insurance Holdings Ltd.	350	17,448
Associated Banc-Corp	900	22,680
Assurant, Inc.	337	34,944
Assured Guaranty Ltd.	775	32,349
Astoria Financial Corp.	700	14,105
Axis Capital Holdings Ltd.	475	30,714
Bancorp, Inc. (The) (a)	50	379
BancorpSouth, Inc.	675	20,588
Bank of America Corp.	74,048	1,796,403
Bank of Hawaii Corp. (b)	303	25,140
Bank of New York Mellon Corp. (The)	7,663	390,966
Bank of the Ozarks, Inc. (b)	765	35,856
BankFinancial Corp.	700	10,444
BankUnited, Inc.	825	27,811
Banner Corp.	300	16,953
BB&T Corp.	5,840	265,193
Beneficial Bancorp, Inc.	549	8,235
Berkley (W.R.) Corp.	687	47,520
Berkshire Hathaway, Inc. - Class B (a)	15,706	2,660,126
Berkshire Hills Bancorp, Inc.	300	10,545
BGC Partners, Inc. - Class A	1,650	20,856
BlackRock, Inc.	942	397,910
Blackstone Mortgage Trust, Inc. - Class A (b)	600	18,960

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
BofI Holding, Inc. (a) (b)	372	$8,824
BOK Financial Corp. (b)	169	14,218
Boston Private Financial Holdings, Inc.	500	7,675
Bridge Bancorp, Inc.	300	9,990
Brixmor Property Group, Inc.	2,275	40,676
Brookline Bancorp, Inc.	500	7,300
Brown & Brown, Inc.	900	38,763
Camden National Corp.	150	6,437
Canadian Imperial Bank of Commerce (b)	166	13,455
Capital Bank Financial Corp. - Class A	30	1,143
Capital City Bank Group, Inc.	350	7,147
Capital One Financial Corp.	3,318	274,133
Capitol Federal Financial, Inc.	1,000	14,210
Capstead Mortgage Corp.	700	7,301
Cathay General Bancorp (b)	463	17,571
CBOE Holdings, Inc.	590	53,926
Central Pacific Financial Corp.	300	9,441
Charles Schwab Corp. (The)	8,589	368,983
Charter Financial Corp.	498	8,964
Chemical Financial Corp.	500	24,205
Chimera Investment Corp.	1,455	27,107
Chubb Ltd.	1,487	216,180
Cincinnati Financial Corp.	1,135	82,231
CIT Group, Inc. (b)	1,350	65,745
Citigroup, Inc.	20,465	1,368,698
Citizens Financial Group, Inc.	3,375	120,420
CME Group, Inc.	2,138	267,763
CNA Financial Corp.	300	14,625
CNO Financial Group, Inc.	1,100	22,968
CoBiz Financial, Inc.	750	13,050
Cohen & Steers, Inc.	50	2,027
Columbia Banking System, Inc. (b)	276	10,999
Comerica, Inc.	1,083	79,319
Commerce Bancshares, Inc.	688	39,099
Community Bank System, Inc. (b)	200	11,154
Community Trust Bancorp, Inc.	110	4,813

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Crawford & Co. - Class B	200	$1,860
Credit Acceptance Corp. (a) (b)	112	28,800
Cullen/Frost Bankers, Inc. (b)	332	31,178
CVB Financial Corp.	600	13,458
CYS Investments, Inc.	1,575	13,246
Discover Financial Services	2,775	172,577
Donnelley Financial Solutions, Inc. (a)	159	3,651
E*TRADE Financial Corp. (a)	2,078	79,026
Eagle Bancorp, Inc. (a)	300	18,990
East West Bancorp, Inc.	1,025	60,045
Eaton Vance Corp.	850	40,222
Education Realty Trust, Inc.	633	24,529
eHealth, Inc. (a)	175	3,290
Ellington Financial, LLC	425	6,889
Employers Holdings, Inc.	75	3,173
Encore Capital Group, Inc. (a) (b)	200	8,030
Enova International, Inc. (a)	297	4,410
Enstar Group Ltd. (a)	120	23,838
Enterprise Financial Services Corp.	50	2,040
Erie Indemnity Co. - Class A	174	21,762
Evercore Partners, Inc. - Class A	350	24,675
Everest Re Group Ltd.	226	57,537
EZCORP, Inc. - Class A (a)	1,000	7,700
F.N.B. Corp.	2,460	34,834
FBL Financial Group, Inc. - Class A	300	18,450
Federated Investors, Inc. - Class B (b)	700	19,775
Federated National Holding Co.	200	3,200
Fifth Street Finance Corp. (b)	1,750	8,505
Fifth Third Bancorp	5,276	136,965
Financial Engines, Inc.	225	8,235
Financial Institutions, Inc.	200	5,960
First American Financial Corp.	527	23,552
First BanCorp. (Puerto Rico) (a)	1,366	7,909
First Bancorp/NC	300	9,378
First Busey Corp.	325	9,529
First Citizens BancShares, Inc. - Class A (b)	50	18,635

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
First Commonwealth Financial Corp.	800	$10,144
First Community Bancshares, Inc.	425	11,624
First Data Corp. - Class A (a)	1,825	33,215
First Financial Bancorp	575	15,928
First Financial Bankshares, Inc. (b)	300	13,260
First Financial Corp.	100	4,730
First Hawaiian, Inc.	300	9,186
First Horizon National Corp.	1,583	27,576
First Interstate BancSystem, Inc. - Class A	300	11,160
First Merchants Corp.	425	17,060
First Midwest Bancorp, Inc.	800	18,648
First Republic Bank	1,013	101,401
FirstCash, Inc.	221	12,884
FNF Group	1,909	85,580
Four Corners Property Trust, Inc.	444	11,149
Franklin Resources, Inc.	2,621	117,395
FS Investment Corp. (b)	1,925	17,614
Fulton Financial Corp.	1,250	23,750
Glacier Bancorp, Inc. (b)	550	20,136
Goldman Sachs Group, Inc. (The)	2,765	613,553
Golub Capital BDC, Inc.	475	9,082
Great Western Bancorp, Inc.	300	12,243
Green Dot Corp. - Class A (a)	250	9,633
Greenhill & Co., Inc.	300	6,030
Guaranty Bancorp (b)	200	5,440
Hallmark Financial Services, Inc. (a)	100	1,127
Hancock Holding Co.	500	24,500
Hanmi Financial Corp.	369	10,498
Hanover Insurance Group, Inc. (The)	300	26,589
Hartford Financial Services Group, Inc. (The)	2,375	124,854
Healthcare Trust of America, Inc. - Class A	1,025	31,888
Heartland Financial USA, Inc.	300	14,130
Hercules Capital, Inc. (b)	775	10,261
Heritage Commerce Corp.	50	689
HFF, Inc. - Class A	75	2,608
Hilltop Holdings, Inc.	550	14,416

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
Home BancShares, Inc.	950	$23,655
HomeStreet, Inc. (a)	300	8,303
Hope Bancorp, Inc.	1,092	20,366
Horace Mann Educators Corp.	375	14,175
Huntington Bancshares, Inc.	7,172	96,965
IBERIABANK Corp.	375	30,563
Impac Mortgage Holdings, Inc. (a) (b)	85	1,286
Independent Bank Corp.	300	19,995
Interactive Brokers Group, Inc. - Class A (b)	500	18,710
Intercontinental Exchange, Inc.	4,400	290,048
International Bancshares Corp.	400	14,020
INTL FCStone, Inc. (a)	500	18,880
Invesco Ltd.	2,975	104,690
Invesco Mortgage Capital, Inc.	625	10,444
Investment Technology Group, Inc.	1,000	21,240
Investors Bancorp, Inc.	1,325	17,702
Janus Henderson Group Plc (a) (b)	672	22,250
JPMorgan Chase & Co.	26,146	2,389,743
Kearny Financial Corp.	828	12,296
Kemper Corp.	300	11,580
KeyCorp	7,726	144,785
Lakeland Financial Corp.	300	13,764
LegacyTexas Financial Group, Inc.	375	14,299
Legg Mason, Inc.	750	28,620
LendingTree, Inc. (a) (b)	90	15,498
Leucadia National Corp.	2,432	63,621
Lincoln National Corp.	1,600	108,128
Loews Corp.	2,325	108,833
LPL Financial Holdings, Inc.	200	8,492
M&T Bank Corp. (b)	967	156,605
Maiden Holdings Ltd.	675	7,493
Main Street Capital Corp. (b)	475	18,269
MainSource Financial Group, Inc.	300	10,053
Markel Corp. (a)	138	134,669
MarketAxess Holdings, Inc.	250	50,275
Marsh & McLennan Cos., Inc.	3,804	296,559

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
MB Financial, Inc.	540	$23,782
MBIA, Inc. (a) (b)	925	8,723
Mercury General Corp.	300	16,200
Meta Financial Group, Inc.	100	8,900
MetLife, Inc.	6,696	367,877
MFA Financial, Inc.	2,250	18,878
MGIC Investment Corp. (a)	1,500	16,800
Moody's Corp.	1,218	148,206
Morgan Stanley	11,300	503,527
Morningstar, Inc.	207	16,216
MSCI, Inc.	519	53,452
MTGE Investment Corp.	575	10,810
Nasdaq, Inc.	725	51,830
National General Holdings Corp.	525	11,078
Navient Corp.	2,050	34,133
Navigators Group, Inc. (The)	200	10,980
NBT Bancorp, Inc.	200	7,390
Nelnet, Inc. - Class A	25	1,175
New Mountain Finance Corp.	650	9,458
New Residential Investment Corp.	1,400	21,784
New York Community Bancorp, Inc.	3,062	40,203
New York REIT, Inc.	1,300	11,232
Northern Trust Corp.	1,738	168,951
Northwest Bancshares, Inc. (b)	875	13,659
Oaktree Capital Group, LLC	1,100	51,260
OFG Bancorp (b)	432	4,320
Old National Bancorp	950	16,388
Old Republic International Corp.	1,661	32,439
Old Second Bancorp, Inc.	400	4,620
OneBeacon Insurance Group Ltd. - Class A	600	10,938
OneMain Holdings, Inc. (a) (b)	300	7,377
Oritani Financial Corp.	400	6,820
Pacific Premier Bancorp, Inc. (a)	300	11,070
PacWest Bancorp	817	38,154
Park National Corp.	87	9,024
PennyMac Mortgage Investment Trust	450	8,231

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
People's United Financial, Inc. (b)	1,983	$35,024
PHH Corp. (a)	573	7,890
Physicians Realty Trust	900	18,126
Pinnacle Financial Partners, Inc.	559	35,130
PNC Financial Services Group, Inc. (The)	3,544	442,538
Popular, Inc.	782	32,617
PRA Group, Inc. (a) (b)	300	11,370
Preferred Bank	200	10,694
Primerica, Inc.	300	22,725
Principal Financial Group, Inc.	1,850	118,530
ProAssurance Corp.	230	13,984
Progressive Corp. (The)	3,875	170,849
Prospect Capital Corp. (b)	2,650	21,518
Prosperity Bancshares, Inc.	500	32,120
Provident Financial Services, Inc.	600	15,228
Prudential Financial, Inc.	3,131	338,585
Pzena Investment Management, Inc. - Class A	2,077	21,102
Radian Group, Inc. (b)	1,445	23,625
Raymond James Financial, Inc.	925	74,204
Redwood Trust, Inc. (b)	450	7,668
Regions Financial Corp.	8,081	118,306
Reinsurance Group of America, Inc.	454	58,289
RenaissanceRe Holdings Ltd.	290	40,325
Renasant Corp.	400	17,496
Republic Bancorp, Inc. - Class A	315	11,246
Resource Capital Corp. (b)	50	509
RLI Corp. (b)	425	23,214
S&P Global, Inc.	1,782	260,154
S&T Bancorp, Inc.	350	12,551
Sandy Spring Bancorp, Inc. (b)	300	12,198
Seacoast Banking Corp. of Florida (a)	150	3,615
SEI Investments Co.	975	52,436
Selective Insurance Group, Inc.	300	15,015
ServisFirst Bancshares, Inc.	400	14,756
Signature Bank (a)	387	55,546
Simmons First National Corp. - Class A	200	10,580

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
SLM Corp. (a)	2,500	$28,750
Solar Capital Ltd.	500	10,935
South State Corp.	180	15,426
Southside Bancshares, Inc.	340	11,880
Southwest Bancorp, Inc.	50	1,278
Starwood Property Trust, Inc.	1,825	40,861
State Auto Financial Corp. (b)	400	10,292
State Street Corp.	2,866	257,166
Sterling Bancorp (b)	1,113	25,877
Stewart Information Services Corp.	300	13,614
Stifel Financial Corp. (a)	340	15,633
Stock Yards Bancorp, Inc.	300	11,670
Sun Bancorp, Inc. (b)	164	4,043
SunTrust Banks, Inc.	3,030	171,861
SVB Financial Group (a)	367	64,515
Synchrony Financial	5,775	172,211
Synovus Financial Corp.	947	41,895
T. Rowe Price Group, Inc.	1,890	140,257
TCF Financial Corp.	975	15,542
TD Ameritrade Holding Corp.	2,053	88,258
Texas Capital Bancshares, Inc. (a)	384	29,722
TFS Financial Corp.	525	8,122
Tompkins Financial Corp. (b)	105	8,266
Torchmark Corp.	786	60,129
TowneBank	553	17,032
Travelers Cos., Inc. (The)	2,002	253,312
Triangle Capital Corp. (b)	350	6,167
TriCo Bancshares	109	3,831
TrustCo Bank Corp.	1,208	9,362
Trustmark Corp.	425	13,668
Two Harbors Investment Corp.	2,425	24,032
U.S. Bancorp	11,834	614,420
UMB Financial Corp.	243	18,191
Umpqua Holdings Corp.	1,500	27,540
Union Bankshares Corp.	275	9,323
United Bankshares, Inc. (b)	553	21,678

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Financials - 15.3% (Continued)
United Community Banks, Inc.	474	$13,177
United Community Financial Corp.	317	2,634
United Financial Bancorp, Inc.	542	9,046
United Fire Group, Inc.	300	13,218
United Security Bancshares (b)	406	3,756
Unum Group	1,407	65,608
Validus Holdings Ltd.	483	25,102
Valley National Bancorp (b)	1,750	20,668
Virtus Investment Partners, Inc.	48	5,326
Voya Financial, Inc.	1,275	47,035
Waddell & Reed Financial, Inc. - Class A (b)	525	9,912
Washington Federal, Inc.	433	14,376
Washington Trust Bancorp, Inc.	100	5,155
Webster Financial Corp.	675	35,249
Wells Fargo & Co.	33,492	1,855,791
WesBanco, Inc.	350	13,839
Westamerica Bancorp. (b)	83	4,651
Western Alliance Bancorp (a)	850	41,820
Western New England Bancorp, Inc.	200	2,030
Willis Towers Watson plc	500	72,730
Wintrust Financial Corp.	425	32,487
WisdomTree Investments, Inc. (b)	750	7,628
World Acceptance Corp. (a) (b)	100	7,491
WSFS Financial Corp.	300	13,605
Xenia Hotel & Resorts, Inc.	900	17,433
Zions Bancorp.	1,480	64,987
		26,708,141
Health Care - 13.2%
Abbott Laboratories	12,635	614,186
AbbVie, Inc.	10,400	754,103
ABIOMED, Inc. (a)	250	35,825
Acadia Healthcare Co., Inc. (a) (b)	475	23,456
ACADIA Pharmaceuticals, Inc. (a) (b)	625	17,431
Acorda Therapeutics, Inc. (a)	375	7,388
Aetna, Inc.	2,553	387,621
Agilent Technologies, Inc.	2,196	130,245

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Agios Pharmaceuticals, Inc. (a) (b)	300	$15,435
Akorn, Inc. (a)	600	20,124
Albany Molecular Research, Inc. (a) (b)	700	15,190
Alder Biopharmaceuticals, Inc. (a) (b)	300	3,435
Alere, Inc. (a)	550	27,605
Alexion Pharmaceuticals, Inc. (a)	1,349	164,133
Align Technology, Inc. (a) (b)	454	68,154
Alkermes plc (a)	1,000	57,970
Allergan plc	2,419	588,034
Alliance HealthCare Services, Inc. (a)	140	1,862
Allscripts Healthcare Solutions, Inc. (a)	1,225	15,631
Alnylam Pharmaceuticals, Inc. (a) (b)	413	32,941
AMAG Pharmaceuticals, Inc. (a) (b)	100	1,840
Amedisys, Inc. (a)	201	12,625
AmerisourceBergen Corp. (b)	1,144	108,142
Amgen, Inc.	4,803	827,220
Amicus Therapeutics, Inc. (a) (b)	1,225	12,336
AMN Healthcare Services, Inc. (a) (b)	250	9,763
Analogic Corp.	130	9,445
Anika Therapeutics, Inc. (a)	100	4,934
Anthem, Inc.	1,960	368,735
AquaBounty Technologies, Inc. (a)	5	40
Array BioPharma, Inc. (a) (b)	1,175	9,835
athenahealth, Inc. (a) (b)	192	26,986
Baxter International, Inc.	3,963	239,920
Becton, Dickinson and Co.	1,599	311,980
Biogen, Inc. (a)	1,413	383,432
BioMarin Pharmaceutical, Inc. (a)	978	88,822
Bio-Rad Laboratories, Inc. - Class A (a)	99	22,405
Bio-Techne Corp.	232	27,260
Bioverativ, Inc. (a)	766	46,090
Bluebird Bio, Inc. (a) (b)	168	17,648
Boston Scientific Corp. (a)	7,964	220,762
Bristol-Myers Squibb Co.	12,225	681,176
Brookdale Senior Living, Inc. (a)	1,294	19,035
Bruker Corp.	725	20,909

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
C.R. Bard, Inc.	445	$140,669
Cambrex Corp. (a)	350	20,913
Cantel Medical Corp.	200	15,582
Capital Senior Living Corp. (a)	100	1,521
Cardinal Health, Inc.	2,048	159,580
Cardiovascular Systems, Inc. (a)	325	10,475
Catalent, Inc. (a)	550	19,305
Celgene Corp. (a)	5,746	746,232
Centene Corp. (a)	1,333	106,480
Cerner Corp. (a)	2,200	146,233
Charles River Laboratories International, Inc. (a)	346	34,998
Chemed Corp. (b)	136	27,816
Chimerix, Inc. (a)	300	1,635
Cigna Corp.	1,908	319,380
Clovis Oncology, Inc. (a)	300	28,089
Community Health Systems, Inc. (a)	832	8,287
Computer Programs & Systems, Inc. (b)	100	3,280
CONMED Corp.	300	15,282
Cooper Cos., Inc. (The)	300	71,826
Danaher Corp.	4,467	376,969
DaVita, Inc. (a)	1,033	66,897
DENTSPLY SIRONA, Inc.	1,552	100,632
Depomed, Inc. (a) (b)	675	7,250
Dermira, Inc. (a) (b)	300	8,742
DexCom, Inc. (a) (b)	298	21,799
Dynavax Technologies Corp. (a) (b)	425	4,101
Edwards Lifesciences Corp. (a)	1,473	174,168
Eli Lilly & Co.	6,762	556,513
Emergent BioSolutions, Inc. (a)	293	9,936
Endo International plc (a)	922	10,299
Endologix, Inc. (a) (b)	700	3,402
Ensign Group, Inc. (The)	300	6,531
Envision Healthcare Corp. (a)	575	36,035
Exact Sciences Corp. (a)	775	27,412
Exelixis, Inc. (a)	1,875	46,181
Express Scripts Holding Co. (a)	4,236	270,426

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Genomic Health, Inc. (a)	200	$6,510
Gilead Sciences, Inc.	9,617	680,691
Haemonetics Corp. (a)	250	9,873
Halozyme Therapeutics, Inc. (a) (b)	750	9,615
Halyard Health, Inc. (a)	297	11,666
Hanger, Inc. (a) (b)	350	4,165
HCA Healthcare, Inc. (a)	2,203	192,102
HealthSouth Corp.	650	31,460
Henry Schein, Inc. (a)	445	81,444
Hill-Rom Holdings, Inc.	300	23,883
HMS Holdings Corp. (a)	525	9,713
Hologic, Inc. (a) (b)	1,777	80,640
Horizon Pharma plc (a)	1,125	13,354
Humana, Inc.	994	239,176
ICU Medical, Inc. (a)	100	17,250
IDEXX Laboratories, Inc. (a)	599	96,691
Illumina, Inc. (a)	752	130,487
Impax Laboratories, Inc. (a)	650	10,465
INC Research Holdings, Inc. - Class A (a)	300	17,550
Incyte Corp. (a)	1,343	169,097
Innoviva, Inc. (a) (b)	1,000	12,800
Insulet Corp. (a) (b)	175	8,979
Integer Holdings Corp. (a)	300	12,975
Integra LifeSciences Holdings Corp. (a) (b)	378	20,605
Intercept Pharmaceuticals, Inc. (a) (b)	137	16,587
Intrexon Corp. (a) (b)	400	9,636
Intuitive Surgical, Inc. (a)	265	247,872
Ionis Pharmaceuticals, Inc. (a) (b)	700	35,609
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	18,880
Johnson & Johnson	19,826	2,622,781
Keryx Biopharmaceuticals, Inc. (a) (b)	975	7,049
Kindred Healthcare, Inc. (b)	587	6,839
Kite Pharma, Inc. (a) (b)	300	31,101
Laboratory Corp. of America Holdings (a)	670	103,274
Lannett Co., Inc. (a) (b)	300	6,120
LHC Group, Inc. (a)	100	6,789

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
LifePoint Health, Inc. (a)	265	$17,795
Ligand Pharmaceuticals, Inc. (a) (b)	164	19,910
LivaNova plc (a) (b)	300	18,363
Magellan Health, Inc. (a)	100	7,290
Masimo Corp. (a)	300	27,354
McKesson Corp.	1,508	248,126
Medicines Co. (The) (a) (b)	350	13,304
Medidata Solutions, Inc. (a)	125	9,775
MEDNAX, Inc. (a) (b)	600	36,222
Merck & Co., Inc.	20,155	1,291,733
Meridian Bioscience, Inc.	375	5,906
Mettler-Toledo International, Inc. (a)	200	117,708
MGC Diagnostics Corp.	600	5,088
Molina Healthcare, Inc. (a)	300	20,754
Momenta Pharmaceuticals, Inc. (a)	200	3,380
Mylan N.V. (a)	3,675	142,664
Myriad Genetics, Inc. (a) (b)	450	11,628
Natus Medical, Inc. (a) (b)	75	2,798
Nektar Therapeutics (a) (b)	650	12,708
Neogen Corp. (a) (b)	350	24,189
Neurocrine Biosciences, Inc. (a) (b)	500	23,000
Nevro Corp. (a) (b)	162	12,058
NewLink Genetics Corp. (a) (b)	300	2,205
NuVasive, Inc. (a) (b)	290	22,307
Nuvectra Corp. (a)	100	1,328
NxStage Medical, Inc. (a)	450	11,282
Omnicell, Inc. (a)	375	16,163
OPKO Health, Inc. (a) (b)	3,000	19,740
Owens & Minor, Inc.	275	8,852
Pacira Pharmaceuticals, Inc. (a) (b)	75	3,578
Paratek Pharmaceuticals, Inc. (a) (b)	6	145
PAREXEL International Corp. (a)	300	26,073
Patterson Cos., Inc. (b)	575	26,996
Penumbra, Inc. (a) (b)	196	17,199
PerkinElmer, Inc.	792	53,967
Pfizer, Inc.	43,962	1,476,683

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
PharMerica Corp. (a)	381	$10,001
Portola Pharmaceuticals, Inc. (a)	300	16,851
PRA Health Sciences, Inc. (a)	300	22,503
Premier, Inc. - Class A (a) (b)	350	12,600
Prestige Brands Holdings, Inc. (a)	350	18,484
Progenics Pharmaceuticals, Inc. (a)	800	5,432
Providence Service Corp. (The) (a)	200	10,122
Puma Biotechnology, Inc. (a)	254	22,200
Quality Systems, Inc. (a)	575	9,896
Quest Diagnostics, Inc.	877	97,487
Quidel Corp. (a)	300	8,142
Quintiles IMS Holdings, Inc. (a) (b)	1,277	114,292
Quorum Health Corp. (a) (b)	208	863
Regeneron Pharmaceuticals, Inc. (a)	469	230,345
Repligen Corp. (a) (b)	300	12,432
ResMed, Inc. (b)	800	62,296
Sage Therapeutics, Inc. (a)	300	23,892
Sarepta Therapeutics, Inc. (a) (b)	400	13,484
SeaSpine Holdings Corp. (a)	100	1,152
Seattle Genetics, Inc. (a)	625	32,338
Select Medical Holdings Corp. (a)	725	11,129
Shire plc - ADR	920	152,048
Simulations Plus, Inc.	600	7,410
Spectranetics Corp. (The) (a)	175	6,720
STERIS plc	350	28,525
Stryker Corp.	2,329	323,218
Teleflex, Inc.	300	62,328
Tenet Healthcare Corp. (a) (b)	631	12,204
TESARO, Inc. (a) (b)	174	24,336
Tetraphase Pharmaceuticals, Inc. (a)	300	2,139
TherapeuticsMD, Inc. (a) (b)	1,275	6,719
Thermo Fisher Scientific, Inc.	2,901	506,136
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	12,857
United Therapeutics Corp. (a)	288	37,362
UnitedHealth Group, Inc.	6,576	1,219,321
Universal Health Services, Inc. - Class B	562	68,609

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Varex Imaging Corp. (a)	282	$9,532
Varian Medical Systems, Inc. (a)	607	62,636
VCA, Inc. (a)	525	48,463
Veeva Systems, Inc. - Class A (a)	725	44,450
Vertex Pharmaceuticals, Inc. (a)	1,349	173,846
VWR Corp. (a)	625	20,631
Waters Corp. (a)	544	100,009
WellCare Health Plans, Inc. (a)	329	59,075
West Pharmaceutical Services, Inc.	505	47,733
Wright Medical Group N.V. (a) (b)	773	21,250
Zimmer Biomet Holdings, Inc.	1,472	189,005
ZIOPHARM Oncology, Inc. (a) (b)	64	398
Zoetis, Inc.	3,625	226,128
		23,028,013
Industrials - 10.6%
3M Co.	4,356	906,876
A.O. Smith Corp.	1,040	58,583
AAON, Inc.	225	8,291
AAR Corp.	300	10,428
ABM Industries, Inc.	500	20,760
Acacia Research Corp. (a)	300	1,230
ACCO Brands Corp. (a)	825	9,611
Actuant Corp. - Class A	290	7,134
Acuity Brands, Inc. (b)	275	55,902
AdvanSix, Inc. (a)	250	7,810
Advisory Board Co. (The) (a)	100	5,150
AECOM (a)	977	31,586
Aerojet Rocketdyne Holdings, Inc. (a) (b)	500	10,400
AGCO Corp.	400	26,956
Air Lease Corp.	600	22,416
Aircastle Ltd.	500	10,875
Alaska Air Group, Inc.	834	74,860
Albany International Corp. - Class A	100	5,340
Allegiant Travel Co.	53	7,187
Allison Transmission Holdings, Inc.	1,125	42,199
Altra Industrial Motion Corp.	300	11,940

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
AMERCO	100	$36,606
American Airlines Group, Inc.	3,411	171,642
American Woodmark Corp. (a)	130	12,422
AMETEK, Inc.	1,337	80,982
Apogee Enterprises, Inc.	200	11,368
Applied Industrial Technologies, Inc.	375	22,144
ArcBest Corp.	300	6,180
Arconic, Inc.	3,140	71,121
Armstrong Flooring, Inc. (a)	100	1,797
Armstrong World Industries, Inc. (a)	200	9,200
Astec Industries, Inc.	200	11,102
Astronics Corp. (a)	300	9,141
Astronics Corp. - Class B (a)	96	2,936
Avis Budget Group, Inc. (a) (b)	392	10,690
Axon Enterprise, Inc. (a) (b)	325	8,171
AZZ, Inc.	225	12,555
Babcock & Wilcox Enterprises, Inc. (a)	718	8,444
Barnes Group, Inc.	300	17,559
Beacon Roofing Supply, Inc. (a)	500	24,500
Belden, Inc.	100	7,543
Boeing Co. (The)	4,138	818,289
Brady Corp. - Class A	145	4,916
Briggs & Stratton Corp.	150	3,615
Brink's Co. (The)	450	30,150
Builders FirstSource, Inc. (a) (b)	450	6,894
BWX Technologies, Inc.	612	29,835
C.H. Robinson Worldwide, Inc. (b)	900	61,812
Carlisle Cos., Inc.	423	40,354
Casella Waste Systems, Inc. - Class A (a)	100	1,641
Caterpillar, Inc.	4,331	465,408
CBIZ, Inc. (a)	300	4,500
CDI Corp. (a)	400	2,340
CECO Environmental Corp.	400	3,672
Chart Industries, Inc. (a)	300	10,419
Cintas Corp. (b)	701	88,354
CIRCOR International, Inc. (b)	184	10,926

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Clean Harbors, Inc. (a)	400	$22,332
Colfax Corp. (a)	625	24,606
Columbus McKinnon Corp.	400	10,168
Comfort Systems USA, Inc.	300	11,130
Commercial Vehicle Group, Inc. (a)	300	2,535
Copart, Inc. (a)	1,400	44,506
Covanta Holding Corp. (b)	850	11,220
Covenant Transportation Group, Inc. - Class A (a)	100	1,753
Crane Co.	325	25,799
CSX Corp.	6,225	339,635
Cubic Corp.	300	13,890
Cummins, Inc.	1,277	207,154
Curtiss-Wright Corp.	300	27,534
Deere & Co.	1,971	243,595
Delta Air Lines, Inc.	5,250	282,134
Deluxe Corp.	200	13,844
DigitalGlobe, Inc. (a)	450	14,985
DMC Global, Inc. (b)	400	5,240
Donaldson Co., Inc.	925	42,125
Dover Corp.	1,131	90,729
Dun & Bradstreet Corp. (The)	213	23,036
DXP Enterprises, Inc. (a)	100	3,450
Dycom Industries, Inc. (a) (b)	211	18,889
Eaton Corp. plc	3,321	258,473
EMCOR Group, Inc.	500	32,690
Emerson Electric Co.	4,678	278,903
Encore Wire Corp.	200	8,540
Energy Recovery, Inc. (a) (b)	500	4,145
EnerSys	375	27,169
Engility Holdings, Inc. (a)	179	5,084
Ennis, Inc.	50	955
EnPro Industries, Inc.	178	12,704
Equifax, Inc.	795	109,248
ESCO Technologies, Inc.	200	11,930
Esterline Technologies Corp. (a)	190	18,012
Expeditors International of Washington, Inc.	1,250	70,600

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Exponent, Inc.	270	$15,741
Fastenal Co.	2,125	92,500
Federal Signal Corp.	475	8,246
FedEx Corp.	1,717	373,156
Flowserve Corp. (b)	815	37,840
Fluor Corp.	1,086	49,716
Fortive Corp.	2,210	140,004
Fortune Brands Home & Security, Inc.	1,000	65,240
Forward Air Corp.	300	15,984
Franklin Electric Co., Inc. (b)	275	11,385
FreightCar America, Inc.	500	8,695
FTI Consulting, Inc. (a)	250	8,740
GATX Corp. (b)	325	20,888
General Cable Corp.	625	10,219
General Dynamics Corp.	1,770	350,637
General Electric Co.	63,746	1,721,779
Genesee & Wyoming, Inc. - Class A (a)	285	19,491
Gibraltar Industries, Inc. (a) (b)	300	10,695
Gorman-Rupp Co. (The)	182	4,636
Graco, Inc.	362	39,559
Grainger (W.W.), Inc.	423	76,364
Granite Construction, Inc.	400	19,296
Great Lakes Dredge & Dock Corp. (a) (b)	1,500	6,450
Greenbrier Cos., Inc. (The)	200	9,250
Griffon Corp. (b)	350	7,683
H&E Equipment Services, Inc.	325	6,633
Hardinge, Inc.	850	10,557
Hawaiian Holdings, Inc. (a)	325	15,259
HD Supply Holdings, Inc. (a)	1,400	42,882
Healthcare Services Group, Inc.	375	17,561
Heartland Express, Inc. (b)	325	6,767
HEICO Corp. - Class A	437	27,116
Heidrick & Struggles International, Inc.	200	4,350
Herc Holdings, Inc. (a)	143	5,623
Herman Miller, Inc.	300	9,120
Hertz Global Holdings, Inc. (a) (b)	430	4,945

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Hexcel Corp.	750	$39,593
Hill International, Inc. (a) (b)	300	1,560
Hillenbrand, Inc.	325	11,733
HNI Corp.	100	3,987
Honeywell International, Inc.	5,622	749,356
Hub Group, Inc. - Class A (a)	50	1,918
Hubbell, Inc.	338	38,251
Huntington Ingalls Industries, Inc.	319	59,385
Hurco Cos., Inc.	400	13,900
Huron Consulting Group, Inc. (a)	200	8,640
Hyster-Yale Materials Handling, Inc.	118	8,290
IDEX Corp.	437	49,385
IES Holdings, Inc. (a) (b)	500	9,075
IHS Markit Ltd. (a)	2,468	108,691
Illinois Tool Works, Inc.	2,084	298,532
InnerWorkings, Inc. (a)	500	5,800
Insperity, Inc.	36	2,556
Insteel Industries, Inc.	300	9,891
Interface, Inc.	500	9,825
ITT, Inc.	600	24,108
J.B. Hunt Transport Services, Inc.	670	61,225
Jacobs Engineering Group, Inc.	850	46,232
JetBlue Airways Corp. (a)	1,750	39,953
John Bean Technologies Corp.	151	14,798
Johnson Controls International plc	3,150	136,583
Kaman Corp.	300	14,961
Kansas City Southern	759	79,428
KAR Auction Services, Inc.	975	40,921
KBR, Inc. (b)	925	14,079
Kelly Services, Inc. - Class A	400	8,980
Kennametal, Inc.	475	17,775
Kforce, Inc.	150	2,940
Kimball International, Inc. - Class B	700	11,683
Kirby Corp. (a) (b)	300	20,055
KLX, Inc. (a)	317	15,850
Knight Transportation, Inc. (b)	350	12,968

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Knoll, Inc.	500	$10,025
Korn/Ferry International	225	7,769
Kratos Defense & Security Solutions, Inc. (a)	10	119
L3 Technologies, Inc.	512	85,545
Landstar System, Inc.	300	25,680
Layne Christensen Co. (a) (b)	600	5,274
Lennox International, Inc. (b)	257	47,195
Lincoln Electric Holdings, Inc.	332	30,574
Lockheed Martin Corp.	1,894	525,793
LSC Communications, Inc.	159	3,403
LSI Industries, Inc.	700	6,335
Manitowoc Co., Inc. (The) (a)	1,075	6,461
ManpowerGroup, Inc.	413	46,111
Marten Transport Ltd.	150	4,110
Masco Corp.	2,050	78,330
MasTec, Inc. (a)	500	22,575
Matson, Inc.	325	9,763
McGrath RentCorp	300	10,389
Meritor, Inc. (a)	550	9,136
Middleby Corp. (The) (a)	468	56,867
Mobile Mini, Inc.	406	12,119
Moog, Inc. - Class A (a)	300	21,516
MSA Safety, Inc.	228	18,507
MSC Industrial Direct Co., Inc. - Class A	245	21,060
Mueller Industries, Inc.	300	9,135
Mueller Water Products, Inc. - Series A	1,600	18,688
Navigant Consulting, Inc. (a)	400	7,904
Navistar International Corp. (a) (b)	625	16,394
NCI Building Systems, Inc. (a)	500	8,350
Nordson Corp.	318	38,580
Norfolk Southern Corp.	2,084	253,622
Northrop Grumman Corp.	1,267	325,252
NOW, Inc. (a)	649	10,436
Old Dominion Freight Line, Inc. (b)	500	47,620
On Assignment, Inc. (a)	250	13,538
Orbital ATK, Inc.	323	31,770

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Oshkosh Corp.	350	$24,108
Owens Corning	800	53,536
PACCAR, Inc.	2,205	145,617
Parker-Hannifin Corp.	877	140,161
Paylocity Holding Corp. (a)	300	13,554
Pentair plc	1,425	94,820
Perma-Pipe International Holdings, Inc. (a)	300	2,400
Pitney Bowes, Inc.	1,375	20,763
Primoris Services Corp.	475	11,847
Quanex Building Products Corp.	1,000	21,150
Quanta Services, Inc. (a)	1,050	34,566
R.R. Donnelley & Sons Co.	425	5,330
Raven Industries, Inc.	275	9,158
Raytheon Co.	2,101	339,269
RBC Bearings, Inc. (a)	165	16,790
Regal Beloit Corp. (b)	100	8,155
Republic Services, Inc.	1,743	111,080
Resources Connection, Inc.	200	2,740
Rexnord Corp. (a)	325	7,556
Roadrunner Transportation Systems, Inc. (a)	350	2,545
Robert Half International, Inc.	1,000	47,930
Rockwell Automation, Inc.	970	157,101
Rockwell Collins, Inc.	1,082	113,697
Rollins, Inc. (b)	900	36,639
Roper Technologies, Inc.	634	146,790
RPX Corp. (a)	1,000	13,950
Rush Enterprises, Inc. - Class A (a)	75	2,789
Ryder System, Inc. (b)	405	29,152
Saia, Inc. (a)	225	11,543
Simpson Manufacturing Co., Inc.	100	4,371
SkyWest, Inc.	375	13,163
Snap-on, Inc.	362	57,196
Southwest Airlines Co.	3,524	218,980
Spirit AeroSystems Holdings, Inc. - Class A	700	40,558
Spirit Airlines, Inc. (a)	475	24,534
SPX Corp. (a)	312	7,850

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
SPX FLOW, Inc. (a)	312	$11,507
Standex International Corp.	50	4,535
Stanley Black & Decker, Inc.	1,020	143,544
Steelcase, Inc. - Class A	875	12,250
Stericycle, Inc. (a)	575	43,884
Swift Transportation Co. (a) (b)	400	10,600
Team, Inc. (a)	164	3,846
Teledyne Technologies, Inc. (a)	211	26,934
Terex Corp.	825	30,938
Tetra Tech, Inc.	418	19,124
Textainer Group Holdings Ltd. (a) (b)	700	10,150
Textron, Inc.	1,850	87,135
Timken Co. (The)	375	17,344
Titan International, Inc. (b)	312	3,747
TopBuild Corp. (a)	325	17,248
Toro Co. (The)	828	57,372
TransDigm Group, Inc. (b)	298	80,123
TransUnion (a)	650	28,152
Trex Co., Inc. (a) (b)	225	15,224
Trinity Industries, Inc.	1,050	29,432
Triton International Ltd. of Bermuda	500	16,720
Triumph Group, Inc. (b)	256	8,090
TrueBlue, Inc. (a)	300	7,950
Tutor Perini Corp. (a)	200	5,750
Twin Disc, Inc. (a)	400	6,456
Ultralife Corp. (a) (b)	200	1,440
UniFirst Corp.	86	12,100
Union Pacific Corp.	5,627	612,836
United Continental Holdings, Inc. (a)	2,151	161,863
United Parcel Service, Inc. - Class B	4,100	453,418
United Rentals, Inc. (a)	542	61,089
United Technologies Corp.	5,952	726,798
Univar, Inc. (a)	575	16,790
Universal Forest Products, Inc.	133	11,612
US Ecology, Inc.	200	10,100
USG Corp. (a) (b)	775	22,491

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 10.6% (Continued)
Valmont Industries, Inc.	159	$23,786
Vectrus, Inc. (a)	122	3,943
Verisk Analytics, Inc. (a) (b)	1,124	94,832
Veritiv Corp. (a)	97	4,365
Viad Corp.	100	4,725
Vicor Corp. (a)	300	5,370
Volt Information Sciences, Inc. (a) (b)	750	2,963
Wabash National Corp.	50	1,099
WABCO Holdings, Inc. (a)	303	38,636
WageWorks, Inc. (a)	300	20,160
Waste Connections, Inc. (b)	1,705	109,836
Waste Management, Inc.	3,075	225,550
Watsco, Inc.	214	32,999
Watts Water Technologies, Inc. - Class A	300	18,960
Welbilt, Inc. (a)	1,075	20,264
Werner Enterprises, Inc.	250	7,338
WESCO International, Inc. (a)	300	17,190
West Corp.	425	9,911
Westinghouse Air Brake Technologies Corp.	559	51,149
Woodward, Inc.	500	33,790
XPO Logistics, Inc. (a)	655	42,333
Xylem, Inc.	1,300	72,059
		18,508,601
Information Technology - 20.7%
2U, Inc. (a)	325	15,249
3D Systems Corp. (a) (b)	848	15,858
ACI Worldwide, Inc. (a) (b)	560	12,527
Activision Blizzard, Inc.	4,613	265,570
Acxiom Corp. (a)	475	12,341
Adobe Systems, Inc. (a)	3,131	442,848
Advanced Energy Industries, Inc. (a)	300	19,407
Advanced Micro Devices, Inc. (a) (b)	4,575	57,096
Agilysys, Inc. (a)	500	5,060
Akamai Technologies, Inc. (a)	984	49,013
Alliance Data Systems Corp.	408	104,730
Alphabet, Inc. - Class C (a)	4,183	3,801,218

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Altaba, Inc. (a)	6,625	$360,930
Ambarella, Inc. (a) (b)	300	14,565
Amkor Technology, Inc. (a)	1,050	10,259
Amphenol Corp. - Class A	1,600	118,111
Amtech Systems, Inc. (a)	32	270
Analog Devices, Inc.	2,429	188,976
Anixter International, Inc. (a)	167	13,059
ANSYS, Inc. (a)	500	60,840
Apple, Inc.	38,748	5,580,486
Applied Materials, Inc.	7,908	326,679
Arista Networks, Inc. (a) (b)	320	47,933
ARRIS International plc (a)	1,229	34,437
Arrow Electronics, Inc. (a)	500	39,210
Aspen Technology, Inc. (a)	325	17,960
Autodesk, Inc. (a)	1,475	148,710
Automatic Data Processing, Inc.	3,274	335,454
Avnet, Inc.	900	34,992
AVX Corp.	375	6,128
Badger Meter, Inc.	300	11,955
Bel Fuse, Inc. - Class B	300	7,410
Benchmark Electronics, Inc. (a)	475	15,343
Black Box Corp.	298	2,548
Blackbaud, Inc. (b)	200	17,150
Blucora, Inc. (a)	250	5,300
Booz Allen Hamilton Holding Corp.	1,000	32,540
Bottomline Technologies (de), Inc. (a)	375	9,634
Broadcom Ltd.	128	29,830
Broadridge Financial Solutions, Inc.	775	58,559
BroadSoft, Inc. (a) (b)	300	12,915
Brocade Communications Systems, Inc.	2,700	34,047
Brooks Automation, Inc.	106	2,299
CA, Inc.	2,247	77,454
Cabot Microelectronics Corp.	100	7,383
CACI International, Inc. - Class A (a)	99	12,380
Cadence Design Systems, Inc. (a)	1,902	63,698
CalAmp Corp. (a) (b)	400	8,132

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Calix, Inc. (a)	175	$1,199
Callidus Software, Inc. (a)	200	4,840
Cardtronics plc - Class A (a)	175	5,751
Cars.com, Inc. (a) (b)	575	15,312
Cavium, Inc. (a) (b)	558	34,669
CDW Corp.	1,025	64,092
Ciena Corp. (a)	997	24,945
Cirrus Logic, Inc. (a)	400	25,088
Cisco Systems, Inc.	36,598	1,145,516
Citrix Systems, Inc. (a)	1,118	88,970
Cognex Corp. (b)	575	48,818
Cognizant Technology Solutions Corp. - Class A	4,598	305,307
Coherent, Inc. (a) (b)	200	44,998
CommerceHub, Inc. - Series A (a)	125	2,178
CommerceHub, Inc. - Series C (a)	250	4,360
CommScope Holding Co., Inc. (a)	1,150	43,735
CommVault Systems, Inc. (a)	375	21,169
comScore, Inc. (a) (b)	400	10,500
Comtech Telecommunications Corp.	100	1,897
Conduent, Inc. (a)	1,399	22,300
Convergys Corp.	525	12,485
CoreLogic, Inc. (a)	677	29,368
Cornerstone OnDemand, Inc. (a)	500	17,875
Corning, Inc.	6,669	200,402
CoStar Group, Inc. (a)	225	59,310
Cray, Inc. (a) (b)	425	7,820
Cree, Inc. (a) (b)	625	15,406
CSG Systems International, Inc.	78	3,165
CSRA, Inc.	955	30,321
CTS Corp.	100	2,160
Cypress Semiconductor Corp. (b)	1,625	22,181
Daktronics, Inc.	800	7,704
Dell Technologies, Inc. - Class V (a)	1,789	109,326
Diebold Nixdorf, Inc. (b)	650	18,200
Digital Ally, Inc. (a)	51	161
Diodes, Inc. (a)	300	7,209

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Dolby Laboratories, Inc. - Class A	300	$14,688
DST Systems, Inc.	368	22,706
DXC Technology Co.	1,978	151,752
eBay, Inc. (a)	7,425	259,281
Ebix, Inc. (b)	31	1,671
EchoStar Corp. - Class A (a) (b)	400	24,280
Electro Scientific Industries, Inc. (a)	100	824
Electronic Arts, Inc. (a)	1,940	205,097
Electronics For Imaging, Inc. (a)	404	19,142
Ellie Mae, Inc. (a) (b)	219	24,070
EMCORE Corp. (b)	125	1,331
EnerNOC, Inc. (a)	300	2,325
Entegris, Inc. (a)	1,011	22,191
Envestnet, Inc. (a)	375	14,850
EPAM Systems, Inc. (a)	300	25,227
Euronet Worldwide, Inc. (a)	349	30,492
ExlService Holdings, Inc. (a)	300	16,674
F5 Networks, Inc. (a)	433	55,017
Facebook, Inc. - Class A (a)	16,349	2,468,372
FactSet Research Systems, Inc. (b)	250	41,545
Fair Isaac Corp.	146	20,354
FARO Technologies, Inc. (a) (b)	200	7,560
Fidelity National Information Services, Inc.	2,344	200,178
Finisar Corp. (a) (b)	775	20,135
FireEye, Inc. (a) (b)	600	9,126
First Solar, Inc. (a) (b)	400	15,952
Fiserv, Inc. (a)	1,426	174,457
Fitbit, Inc. - Class A (a) (b)	425	2,257
FleetCor Technologies, Inc. (a)	628	90,564
FLIR Systems, Inc.	1,025	35,527
FormFactor, Inc. (a)	480	5,952
Forrester Research, Inc.	255	9,983
Fortinet, Inc. (a)	1,075	40,248
Gartner, Inc. (a)	581	71,759
Genpact Ltd.	1,125	31,309
Global Payments, Inc.	950	85,804

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
GrubHub, Inc. (a) (b)	550	$23,980
Guidance Software, Inc. (a)	200	1,322
Guidewire Software, Inc. (a)	600	41,226
Harris Corp.	892	97,299
Hewlett Packard Enterprise Co.	12,277	203,675
HP, Inc.	12,352	215,913
HubSpot, Inc. (a)	300	19,725
I.D. Systems, Inc. (a)	100	613
IAC/InterActiveCorp (a)	450	46,458
II-VI, Inc. (a)	375	12,863
Infinera Corp. (a) (b)	600	6,402
Inphi Corp. (a) (b)	300	10,290
Insight Enterprises, Inc. (a)	200	7,998
Integrated Device Technology, Inc. (a)	985	25,403
Intel Corp.	34,918	1,178,133
InterDigital, Inc.	246	19,016
International Business Machines Corp.	6,425	988,357
Intuit, Inc.	1,589	211,035
IPG Photonics Corp. (a)	281	40,773
Itron, Inc. (a)	200	13,550
IXYS Corp. (a)	800	13,160
j2 Global, Inc. (b)	325	27,654
Jabil Circuit, Inc.	1,025	29,920
Jack Henry & Associates, Inc. (b)	486	50,481
Juniper Networks, Inc.	2,190	61,057
Key Tronic Corp. (a)	600	4,248
Keysight Technologies, Inc. (a)	1,298	50,531
Kimball Electronics, Inc. (a)	525	9,476
KLA-Tencor Corp.	956	87,484
Knowles Corp. (a) (b)	458	7,749
Kulicke & Soffa Industries, Inc. (a)	400	7,608
Lam Research Corp.	1,116	157,836
Lattice Semiconductor Corp. (a)	200	1,332
Leaf Group Ltd. (a) (b)	200	1,560
Leidos Holdings, Inc.	931	48,123
Littelfuse, Inc.	118	19,470

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
LogMeIn, Inc.	356	$37,202
Lumentum Holdings, Inc. (a) (b)	340	19,397
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	25,822
Manhattan Associates, Inc. (a)	350	16,821
Marvell Technology Group Ltd.	3,175	52,451
MasterCard, Inc. - Class A	6,945	843,469
Match Group, Inc. (a)	1,175	20,422
Maxim Integrated Products, Inc.	1,775	79,698
MAXIMUS, Inc.	425	26,618
MaxLinear, Inc. (a)	475	13,248
Mercury Systems, Inc. (a)	400	16,836
Methode Electronics, Inc.	100	4,120
Microchip Technology, Inc. (b)	1,574	121,481
Micron Technology, Inc. (a)	7,002	209,080
Microsemi Corp. (a)	650	30,420
Microsoft Corp.	56,462	3,891,925
MicroStrategy, Inc. - Class A (a)	100	19,167
MKS Instruments, Inc.	300	20,190
MoneyGram International, Inc. (a) (b)	662	11,420
Monolithic Power Systems, Inc.	200	19,280
Monotype Imaging Holdings, Inc.	350	6,405
Motorola Solutions, Inc.	1,132	98,190
Nanometrics, Inc. (a)	200	5,058
Napco Security Technologies, Inc. (a)	900	8,460
National Instruments Corp. (b)	812	32,659
NCR Corp. (a) (b)	925	37,777
NetApp, Inc.	1,775	71,089
NETGEAR, Inc. (a)	50	2,155
NetScout Systems, Inc. (a)	700	24,080
NeuStar, Inc. - Class A (a)	350	11,673
NIC, Inc.	375	7,106
Nuance Communications, Inc. (a)	2,175	37,867
NVE Corp.	100	7,700
NVIDIA Corp.	3,547	512,754
Oclaro, Inc. (a) (b)	1,321	12,338
ON Semiconductor Corp. (a)	2,730	38,329

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Oracle Corp.	23,530	$1,179,793
OSI Systems, Inc. (a)	100	7,515
Palo Alto Networks, Inc. (a)	719	96,209
Pandora Media, Inc. (a) (b)	1,725	15,387
PAR Technology Corp. (a)	100	853
Park Electrochemical Corp.	600	11,052
Paychex, Inc.	2,150	122,421
Paycom Software, Inc. (a)	300	20,523
PayPal Holdings, Inc. (a)	8,350	448,144
PCM, Inc. (a)	400	7,500
Pegasystems, Inc. (b)	300	17,505
PFSweb, Inc. (a)	8	66
Plantronics, Inc.	300	15,693
Plexus Corp. (a)	300	15,771
Power Integrations, Inc.	300	21,870
PRGX Global, Inc. (a)	220	1,430
Progress Software Corp.	200	6,178
Proofpoint, Inc. (a) (b)	316	27,438
PROS Holdings, Inc. (a)	300	8,217
PTC, Inc. (a)	865	47,679
QAD, Inc. - Class B	40	1,074
QUALCOMM, Inc.	10,805	596,652
Qualys, Inc. (a)	300	12,240
Rambus, Inc. (a)	500	5,715
RealNetworks, Inc. (a)	681	2,949
RealPage, Inc. (a)	325	11,684
Red Hat, Inc. (a)	1,225	117,294
Rightside Group Ltd. (a) (b)	200	2,124
Rosetta Stone, Inc. (a)	300	3,234
Rudolph Technologies, Inc. (a)	340	7,769
Sabre Corp. (b)	1,400	30,478
salesforce.com, Inc. (a)	4,434	383,983
Sanmina Corp. (a)	333	12,687
Science Applications International Corp.	260	18,049
Semtech Corp. (a)	300	10,725
ServiceNow, Inc. (a)	1,203	127,518

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
ShoreTel, Inc. (a)	300	$1,740
Shutterstock, Inc. (a) (b)	122	5,378
Silicon Laboratories, Inc. (a)	200	13,670
Skyworks Solutions, Inc.	1,099	105,449
Splunk, Inc. (a) (b)	918	52,225
SS&C Technologies Holdings, Inc.	1,325	50,893
Stamps.com, Inc. (a) (b)	129	19,979
SunPower Corp. (a) (b)	1,300	12,142
Super Micro Computer, Inc. (a)	375	9,244
Sykes Enterprises, Inc. (a)	102	3,420
Symantec Corp.	4,558	128,764
Synaptics, Inc. (a) (b)	333	17,219
Synchronoss Technologies, Inc. (a) (b)	325	5,346
SYNNEX Corp.	163	19,553
Synopsys, Inc. (a)	1,117	81,463
Syntel, Inc. (b)	300	5,088
Systemax, Inc.	600	11,280
Take-Two Interactive Software, Inc. (a) (b)	625	45,863
Tech Data Corp. (a)	211	21,311
TechTarget, Inc. (a) (b)	800	8,296
Teradata Corp. (a) (b)	1,025	30,227
Teradyne, Inc.	1,075	32,282
TESSCO Technologies, Inc.	100	1,330
Texas Instruments, Inc.	6,205	477,351
TiVo Corp.	878	16,375
Total System Services, Inc.	1,337	77,880
Travelzoo, Inc. (a) (b)	100	1,095
Trimble, Inc. (a)	1,334	47,584
TTM Technologies, Inc. (a)	488	8,472
Twitter, Inc. (a) (b)	5,300	94,711
Tyler Technologies, Inc. (a)	192	33,729
Ultimate Software Group, Inc. (The) (a) (b)	165	34,660
Unisys Corp. (a) (b)	427	5,466
Universal Display Corp. (b)	270	29,498
Vantiv, Inc. - Class A (a)	525	33,254
VASCO Data Security International, Inc. (a)	450	6,458

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 20.7% (Continued)
Veeco Instruments, Inc. (a)	400	$11,140
VeriFone Systems, Inc. (a) (b)	965	17,467
Verint Systems, Inc. (a)	375	15,263
VeriSign, Inc. (a) (b)	516	47,967
Versum Materials, Inc.	821	26,683
ViaSat, Inc. (a)	350	23,170
Viavi Solutions, Inc. (a) (b)	1,328	13,984
Virtusa Corp. (a)	400	11,760
Visa, Inc. - Class A (b)	11,316	1,061,213
Vishay Intertechnology, Inc. (b)	806	13,380
Vishay Precision Group, Inc. (a)	129	2,232
VMware, Inc. - Class A (a) (b)	594	51,933
Web.com Group, Inc. (a)	200	5,060
WebMD Health Corp. (a)	158	9,267
Western Digital Corp.	2,020	178,972
Western Union Co. (The)	2,454	46,749
WEX, Inc. (a)	214	22,314
Workday, Inc. - Class A (a)	195	18,915
Xerox Corp.	1,748	50,220
Xilinx, Inc.	1,575	101,304
XO Group, Inc. (a)	800	14,096
Xperi Corp.	400	11,920
Yelp, Inc. (a) (b)	566	16,991
Zebra Technologies Corp. - Class A (a)	225	22,617
Zendesk, Inc. (a)	550	15,279
Zillow Group, Inc. - Class A (a)	524	25,592
Zillow Group, Inc. - Class C (a) (b)	748	36,659
		36,200,618
Materials - 3.1%
A. Schulman, Inc.	81	2,592
Air Products & Chemicals, Inc.	1,460	208,868
AK Steel Holding Corp. (a) (b)	1,875	12,319
Albemarle Corp.	745	78,627
Alcoa Corp.	1,163	37,972
Allegheny Technologies, Inc. (b)	775	13,183
American Vanguard Corp.	400	6,900

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Materials - 3.1% (Continued)
AptarGroup, Inc.	286	$24,842
Ashland Global Holdings, Inc.	467	30,780
Avery Dennison Corp.	590	52,138
Axalta Coating Systems Ltd. (a)	675	21,627
Balchem Corp.	201	15,620
Ball Corp. (b)	2,510	105,947
Bemis Co., Inc.	550	25,438
Berry Global Group, Inc. (a)	900	51,309
Cabot Corp.	400	21,372
Calgon Carbon Corp.	500	7,550
Carpenter Technology Corp.	200	7,486
Celanese Corp. - Series A	945	89,718
Century Aluminum Co. (a) (b)	600	9,348
CF Industries Holdings, Inc. (b)	1,670	46,693
Chemours Co. (The)	1,289	48,879
Cliffs Natural Resources, Inc. (a) (b)	1,400	9,688
Codexis, Inc. (a) (b)	37	202
Coeur Mining, Inc. (a)	1,110	9,524
Commercial Metals Co.	775	15,058
Compass Minerals International, Inc. (b)	100	6,530
Core Molding Technologies, Inc. (a)	200	4,322
Crown Holdings, Inc. (a)	900	53,694
Deltic Timber Corp. (b)	100	7,466
Dow Chemical Co. (The)	8,811	555,709
E.I. du Pont de Nemours and Co.	5,570	449,554
Eagle Materials, Inc.	333	30,776
Eastman Chemical Co.	990	83,150
Ecolab, Inc.	1,944	258,066
Ferro Corp. (a)	575	10,517
Ferroglobe plc	500	5,975
Flotek Industries, Inc. (a) (b)	550	4,917
FMC Corp.	875	63,919
Freeport-McMoRan, Inc. (a)	8,769	105,315
GCP Applied Technologies, Inc. (a)	427	13,024
Graphic Packaging Holding Co.	1,325	18,259
Greif, Inc. - Class A	300	16,734

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Materials - 3.1% (Continued)
H.B. Fuller Co.	150	$7,667
Hecla Mining Co. (b)	3,150	16,065
Huntsman Corp.	1,575	40,698
Ingevity Corp. (a)	393	22,558
International Flavors & Fragrances, Inc. (b)	471	63,585
International Paper Co. (b)	2,867	162,301
Kaiser Aluminum Corp.	138	12,216
KapStone Paper and Packaging Corp. (b)	575	11,862
Kraton Corp. (a)	300	10,332
Louisiana-Pacific Corp. (a)	825	19,891
LSB Industries, Inc. (a) (b)	300	3,099
Martin Marietta Materials, Inc.	444	98,826
Minerals Technologies, Inc.	250	18,300
Monsanto Co.	3,184	376,857
Mosaic Co. (The)	2,625	59,929
Myers Industries, Inc.	200	3,590
Neenah Paper, Inc.	120	9,630
Newmont Mining Corp.	3,650	118,223
Nucor Corp.	2,045	118,343
Olin Corp.	1,020	30,886
Owens-Illinois, Inc. (a)	1,300	31,096
P.H. Glatfelter Co.	325	6,351
Packaging Corp. of America	575	64,049
PolyOne Corp.	483	18,711
PPG Industries, Inc.	1,799	197,818
Praxair, Inc.	1,869	247,736
Quaker Chemical Corp.	100	14,523
Rayonier Advanced Materials, Inc. (b)	500	7,860
Reliance Steel & Aluminum Co.	549	39,973
Royal Gold, Inc. (b)	491	38,381
RPM International, Inc.	1,000	54,550
Schweitzer-Mauduit International, Inc.	300	11,169
Scotts Miracle-Gro Co. (The)	296	26,480
Sealed Air Corp.	1,250	55,950
Sensient Technologies Corp.	335	26,978
Sherwin-Williams Co. (The)	623	218,648

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Silgan Holdings, Inc.	150	$4,767
Sonoco Products Co.	725	37,280
Southern Copper Corp.	747	25,869
Steel Dynamics, Inc.	1,550	55,506
Stepan Co.	148	12,897
Summit Materials, Inc. - Class A (a)	564	16,283
SunCoke Energy, Inc. (a) (b)	564	6,148
Tahoe Resources, Inc.	1,250	10,775
TimkenSteel Corp. (a) (b)	400	6,148
Tredegar Corp.	671	10,233
Trinseo S.A.	300	20,610
UFP Technologies, Inc. (a)	500	14,150
United States Lime & Minerals, Inc.	50	3,924
United States Steel Corp.	1,350	29,889
Valvoline, Inc. (b)	1,282	30,409
Vulcan Materials Co.	855	108,310
W.R. Grace & Co.	427	30,748
Westlake Chemical Corp.	202	13,374
WestRock Co.	1,534	86,916
Worthington Industries, Inc.	225	11,300
		5,442,274
Real Estate - 4.2%
Acadia Realty Trust	676	18,793
Agree Realty Corp.	300	13,761
Alexander & Baldwin, Inc. (b)	150	6,207
Alexandria Real Estate Equities, Inc. (b)	601	72,402
American Assets Trust, Inc.	425	16,741
American Campus Communities, Inc.	982	46,449
American Homes 4 Rent - Class A	1,700	38,369
American Tower Corp.	3,145	416,145
Apartment Investment & Management Co. - Class A	1,381	59,342
Apple Hospitality REIT, Inc.	1,975	36,952
Ashford Hospitality Prime, Inc.	130	1,338
Ashford Hospitality Trust, Inc.	544	3,308
AV Homes, Inc. (a) (b)	600	12,030
AvalonBay Communities, Inc. (b)	1,099	211,194

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Boston Properties, Inc.	1,243	$152,914
Brandywine Realty Trust	1,413	24,770
Brookfield Property Partners, L.P.	3,075	72,785
Camden Property Trust	725	61,995
Care Capital Properties, Inc.	678	18,103
CareTrust REIT, Inc.	403	7,472
CBL & Associates Properties, Inc. (b)	1,205	10,158
CBRE Group, Inc. - Class A (a)	2,425	88,270
Cedar Realty Trust, Inc.	650	3,153
Chatham Lodging Trust (b)	425	8,538
Chesapeake Lodging Trust	625	15,294
Colony NorthStar, Inc. - Class A (b)	3,575	50,372
Colony Starwood Homes	540	18,527
Columbia Property Trust, Inc.	1,075	24,059
CoreCivic, Inc.	799	22,036
CoreSite Realty Corp. (b)	300	31,059
Corporate Office Properties Trust	850	29,776
Cousins Properties, Inc. (b)	3,356	29,499
Crown Castle International Corp.	2,435	243,937
CubeSmart	1,412	33,944
CyrusOne, Inc.	725	40,419
DCT Industrial Trust, Inc.	587	31,369
DDR Corp.	2,820	25,577
DiamondRock Hospitality Co.	1,727	18,911
Digital Realty Trust, Inc. (b)	1,250	141,188
Douglas Emmett, Inc.	1,300	49,673
Duke Realty Corp.	2,726	76,192
DuPont Fabros Technology, Inc.	700	42,812
EastGroup Properties, Inc. (b)	262	21,956
Empire State Realty Trust, Inc. - Class A	775	16,097
EPR Properties	422	30,329
Equinix, Inc.	530	227,454
Equity Commonwealth (a)	993	31,379
Equity LifeStyle Properties, Inc.	739	63,805
Equity Residential	2,904	191,169
Essex Property Trust, Inc.	472	121,431

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Extra Space Storage, Inc. (b)	989	$77,142
Federal Realty Investment Trust	520	65,723
FelCor Lodging Trust, Inc.	1,475	10,635
First Industrial Realty Trust, Inc.	1,025	29,336
First Potomac Realty Trust	800	8,888
Forest City Realty Trust, Inc. - Class A	2,100	50,757
Franklin Street Properties Corp.	950	10,526
Gaming and Leisure Properties, Inc.	1,217	45,844
Getty Realty Corp.	402	10,090
GGP, Inc.	3,965	93,415
Government Properties Income Trust (b)	550	10,071
Gramercy Property Trust	912	27,096
HCP, Inc.	3,775	120,649
Healthcare Realty Trust, Inc.	875	29,881
Hersha Hospitality Trust	550	10,181
Highwoods Properties, Inc.	800	40,568
Hospitality Properties Trust	1,325	38,624
Host Hotels & Resorts, Inc.	5,974	109,145
Howard Hughes Corp. (The) (a)	321	39,432
Hudson Pacific Properties, Inc.	1,225	41,883
Investors Real Estate Trust	1,800	11,178
Iron Mountain, Inc.	1,372	47,142
Jones Lang LaSalle, Inc.	284	35,500
Kennedy-Wilson Holdings, Inc. (b)	925	17,621
Kilroy Realty Corp.	700	52,605
Kimco Realty Corp. (b)	3,350	61,473
Kite Realty Group Trust	725	13,724
Lamar Advertising Co. - Class A (b)	400	29,428
LaSalle Hotel Properties	1,000	29,800
Lexington Realty Trust	1,125	11,149
Liberty Property Trust	1,225	49,870
Life Storage, Inc. (b)	350	25,935
LTC Properties, Inc.	50	2,570
Macerich Co. (The)	803	46,622
Mack-Cali Realty Corp.	725	19,677
Medical Properties Trust, Inc. (b)	1,500	19,305

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Mid-America Apartment Communities, Inc.	859	$90,521
Monogram Residential Trust, Inc.	1,450	14,080
National Health Investors, Inc.	325	25,740
National Retail Properties, Inc. (b)	900	35,190
New Senior Investment Group, Inc.	695	6,985
NorthStar Realty Europe Corp.	542	6,873
Omega Healthcare Investors, Inc. (b)	1,200	39,624
Outfront Media, Inc.	336	7,768
Paramount Group, Inc.	1,800	28,800
Parkway, Inc.	550	12,590
Pebblebrook Hotel Trust (b)	625	20,150
Pennsylvania Real Estate Investment Trust (b)	775	8,773
Piedmont Office Realty Trust, Inc. - Class A	1,275	26,877
Potlatch Corp.	100	4,570
Prologis, Inc.	4,285	251,271
PS Business Parks, Inc.	200	26,478
Public Storage	1,249	260,453
Quality Care Properties, Inc. (a)	815	14,923
Ramco-Gershenson Properties Trust	1,000	12,900
Rayonier, Inc.	826	23,764
Realty Income Corp. (b)	1,700	93,806
Regency Centers Corp. (b)	1,182	74,040
Retail Opportunity Investments Corp. (b)	725	13,913
Retail Properties of America, Inc. - Class A	2,075	25,336
RLJ Lodging Trust	1,100	21,857
RMR Group, Inc. (The) - Class A	71	3,454
Ryman Hospitality Properties, Inc.	525	33,605
Sabra Health Care REIT, Inc. (b)	675	16,268
Select Income REIT	350	8,411
Senior Housing Properties Trust	2,075	42,413
Simon Property Group, Inc.	2,553	412,972
SL Green Realty Corp.	776	82,101
Spirit Realty Capital, Inc.	3,000	22,230
St. Joe Co. (The) (a) (b)	500	9,375
STAG Industrial, Inc.	450	12,420
STORE Capital Corp.	675	15,154

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Summit Hotel Properties, Inc.	975	$18,184
Sun Communities, Inc.	500	43,845
Sunstone Hotel Investors, Inc.	1,840	29,661
Tanger Factory Outlet Centers, Inc.	775	20,135
Taubman Centers, Inc.	500	29,775
Tejon Ranch Co. (a)	50	1,032
Terreno Realty Corp.	275	9,257
UDR, Inc.	2,028	79,031
Uniti Group, Inc. (b)	1,228	30,872
Universal Health Realty Income Trust (b)	200	15,908
Urban Edge Properties	811	19,245
Urstadt Biddle Properties, Inc. - Class A	500	9,900
Ventas, Inc.	2,665	185,164
VEREIT, Inc.	6,175	50,265
Vornado Realty Trust	1,528	143,479
Washington Prime Group, Inc.	1,617	13,534
Washington Real Estate Investment Trust	450	14,355
Weingarten Realty Investors	1,050	31,605
Welltower, Inc.	2,820	211,076
Weyerhaeuser Co.	5,677	190,180
		7,325,126
Telecommunication Services - 2.1%
8x8, Inc. (a)	1,000	14,550
AT&T, Inc.	45,350	1,711,055
CenturyLink, Inc. (b)	3,735	89,192
Cogent Communications Holdings, Inc. (b)	200	8,020
Consolidated Communications Holdings, Inc. (b)	501	10,756
General Communication, Inc. - Class A (a)	175	6,412
IDT Corp. - Class B (b)	16	230
Level 3 Communications, Inc. (a)	1,636	97,015
SBA Communications Corp. (a)	920	124,108
Shenandoah Telecommunications Co.	300	9,210
Spok Holdings, Inc.	400	7,080
Sprint Corp. (a) (b)	5,547	45,541
Straight Path Communications, Inc. - Class B (a)	8	1,437
Telephone and Data Systems, Inc.	700	19,425

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Telecommunication Services - 2.1% (Continued)
T-Mobile US, Inc. (a)	2,125	$128,817
United States Cellular Corp. (a) (b)	300	11,496
Verizon Communications, Inc.	30,113	1,344,846
Vonage Holdings Corp. (a)	1,425	9,320
Windstream Holdings, Inc. (b)	1,893	7,345
Zayo Group Holdings, Inc. (a)	1,525	47,123
		3,692,978
Utilities - 3.1%
AES Corp.	4,360	48,440
ALLETE, Inc.	425	30,464
Alliant Energy Corp.	1,375	55,234
Ameren Corp.	1,625	88,839
American Electric Power Co., Inc.	3,355	233,072
American States Water Co.	100	4,741
American Water Works Co., Inc.	1,190	92,760
Aqua America, Inc.	1,326	44,156
Atmos Energy Corp.	760	63,041
Avangrid, Inc.	550	24,283
Avista Corp.	250	10,615
Black Hills Corp. (b)	300	20,241
California Water Service Group	225	8,280
Calpine Corp. (a)	2,000	27,060
CenterPoint Energy, Inc.	2,900	79,402
CMS Energy Corp.	1,800	83,250
Consolidated Edison, Inc.	2,169	175,299
Dominion Energy, Inc.	4,096	313,875
DTE Energy Co.	1,203	127,265
Duke Energy Corp.	5,112	427,312
Dynegy, Inc. (a) (b)	11	91
Edison International	2,291	179,133
El Paso Electric Co.	100	5,170
Entergy Corp.	1,150	88,286
Eversource Energy	2,092	127,005
Exelon Corp.	6,441	232,327
FirstEnergy Corp.	3,030	88,355
Fortis, Inc. (b)	902	31,705

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Genie Energy Ltd. - Class B (b)	16	$122
Great Plains Energy, Inc.	1,405	41,138
Hawaiian Electric Industries, Inc. (b)	800	25,904
IDACORP, Inc.	313	26,715
MDU Resources Group, Inc.	1,075	28,165
MGE Energy, Inc.	150	9,653
National Fuel Gas Co. (b)	650	36,296
New Jersey Resources Corp.	500	19,850
NextEra Energy, Inc.	3,414	478,403
NiSource, Inc.	2,140	54,270
Northwest Natural Gas Co.	300	17,955
NorthWestern Corp.	400	24,408
NRG Energy, Inc.	1,852	31,891
NRG Yield, Inc. - Class A (b)	300	5,118
NRG Yield, Inc. - Class C (b)	300	5,280
OGE Energy Corp.	1,175	40,878
ONE Gas, Inc.	287	20,035
Ormat Technologies, Inc.	175	10,269
Otter Tail Corp.	350	13,860
PG&E Corp.	3,775	250,547
Pinnacle West Capital Corp.	716	60,975
PNM Resources, Inc.	400	15,300
Portland General Electric Co.	500	22,845
PPL Corp.	4,700	181,702
Public Service Enterprise Group, Inc.	3,600	154,836
SCANA Corp.	779	52,201
Sempra Energy (b)	1,737	195,846
South Jersey Industries, Inc. (b)	650	22,211
Southern Co. (The)	7,150	342,342
Southwest Gas Holdings, Inc.	325	23,745
Spire, Inc.	350	24,413
UGI Corp.	1,275	61,723
Vectren Corp.	508	29,688
WEC Energy Group, Inc. (b)	2,039	125,154
Westar Energy, Inc.	875	46,393
WGL Holdings, Inc.	350	29,201

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Xcel Energy, Inc.	3,600	$165,168
		5,404,201

Total Common Stocks (Cost $59,188,927)		$173,066,230

RIGHTS - 0.0% (c)	Shares	Value
AMR Corp., Escrow (a)	3,275	$6,189
Asterias Biotherapeutics, Inc. (a)	9	5
Dyax Corp. (a) (b)	1,200	0
Media General, Inc. (a)	794	0
Safeway CVR - Casa Ley (a)	2,075	2,106
Safeway CVR - PDC (a)	2,075	1
Total Rights (Cost $0)		$8,301

Wilshire Mutual Funds, Inc. Wilshire 5000 Index Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 2.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (d)	1,256,369	$1,256,369
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (d) (e)	2,974,941	2,974,941
Total Money Market Funds (Cost $4,231,310)		$4,231,310

Total Investments at Value - 101.5% (Cost $63,420,237)		$177,305,841

Liabilities in Excess of Other Assets - (1.5%)		(2,692,884)

Net Assets - 100.0%		$174,612,957

ADR - American Depositary Receipt.
CVR  - Contingent Value Right.
Ltd. - Limited.
plc - Public Limited Company.
LLC - Limited Liability Corporation.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $13,010,738 (Note 6).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of June 30, 2017.
(e)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $2,974,941.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,974,941 (Note 6).

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Australia - 3.1%
AGL Energy Ltd. (a)	10,641	$208,521
Alumina Ltd. (a) (b)	5,399	7,952
AMP Ltd. (a)	32,543	129,851
Aristocrat Leisure Ltd. (a)	12,107	209,893
Australia & New Zealand Banking Group Ltd. (a)	4,487	99,033
Bendigo and Adelaide Bank Ltd. (a)	14,396	122,544
BHP Billiton Ltd. (a)	11,373	202,706
Challenger Ltd. (a)	10,289	105,516
Cimic Group Ltd. (a)	1,372	40,937
Coca-Cola Amatil Ltd. (a)	30,815	218,663
Cochlear Ltd. (a)	3,150	376,218
Computershare Ltd. (a)	7,063	76,757
CSL Ltd. (a)	50,884	5,400,169
Macquarie Group Ltd. (a)	7,378	501,720
Medibank Private Ltd. (a)	86,055	185,282
Oil Search Ltd. (a)	18,029	94,408
Origin Energy Ltd. (a) (c)	41,443	218,511
QBE Insurance Group Ltd. (a)	85,618	777,091
Ramsay Health Care Ltd. (a)	183	10,354
Rio Tinto Ltd. (a)	7,619	370,264
Santos Ltd. (a) (c)	63,283	147,182
South32 Ltd. (a)	10,251	21,111
Westpac Banking Corp. (a)	3,118	73,003
		9,597,686
Austria - 0.1%
OMV AG (a)	5,405	280,763
Raiffeisen Bank International AG (a) (c)	303	7,649
		288,412
Belgium - 0.2%
Ageas (a)	3,706	149,252
Colruyt S.A. (a)	2,361	124,357
UCB S.A. (a) (c)	3,942	271,129
		544,738

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Bermuda - 0.0% (d)
Hongkong Land Holdings Ltd. (a)	15,500	$114,068

Brazil - 1.6%
Ambev S.A. - ADR	347,250	1,906,403
Banco Santander Brasil S.A.	10,900	82,609
Cia Siderurgica Nacional S.A. (c)	13,400	29,120
EDP - Energias do Brasil S.A.	17,950	76,498
Embraer S.A.	34,700	158,460
Fibria Celulose S.A.	800	8,185
Lojas Renner S.A.	1,000	8,300
Raia Drogasil S.A.	103,700	2,206,583
Sul America S.A.	14,113	75,607
Vale S.A.	28,900	253,132
		4,804,897
Canada - 3.4%
Bank of Montreal	3,000	220,291
Bank of Nova Scotia	1,400	84,222
Barrick Gold Corp.	3,800	60,455
Brookfield Asset Management, Inc. - Class A	2,200	86,338
CAE, Inc.	900	15,519
Canadian Imperial Bank of Commerce	3,300	268,201
Canadian National Railway	300	24,343
Canadian Natural Resources Ltd. (b)	61,390	1,770,487
Canadian Pacific Railway Ltd.	26,325	4,233,323
Canadian Utilities Ltd. - Series A	4,100	131,751
CCL Industries, Inc.	4,000	202,384
Cenovus Energy, Inc.	13,700	101,001
Commercial Bank (Q.S.C) (The) (c)	18,282	148,959
Constellation Software, Inc.	100	52,317
Dollarama, Inc.	2,900	277,110
Encana Corp.	5,000	43,995
Finning International, Inc.	1,600	31,365

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Canada - 3.4% (Continued)
First Capital Realty, Inc.	700	$10,667
Franco-Nevada Corp.	4,100	295,847
Husky Energy, Inc. (c)	22,734	258,066
Industrial Alliance Insurance & Financial Services, Inc.	400	17,354
Intact Financial Corp.	100	7,554
Kinross Gold Corp. (c)	17,000	69,089
Manulife Financial Corp.	15,500	290,579
Open Text Corp.	11,000	347,201
Prairiesky Royalty Ltd.	200	4,555
Restaurant Brands International, Inc.	100	6,257
Royal Bank of Canada	7,300	530,074
Saputo, Inc.	10,100	321,286
Shaw Communications, Inc. - Class B	1,300	28,361
SNC-Lavalin Group, Inc.	2,000	86,478
Suncor Energy, Inc.	8,900	260,053
Telus Corp.	1,100	37,978
Trisura Group Ltd. (c)	12	201
Turquoise Hill Resources Ltd. (c)	16,100	42,834
Vermilion Energy, Inc.	200	6,345
		10,372,840
Cayman Islands - 1.6%
China Resources Land Ltd. (a)	120,000	349,592
Ctrip.com International Ltd. - ADR (b) (c)	66,072	3,558,638
GCL-Poly Energy Holdings Ltd. (a) (b) (c)	1,128,000	122,773
Sunac China Holdings Ltd. (a) (b)	69,000	144,148
Sunny Optical Technology Group Co. Ltd. (a)	42,000	376,111
TAL Education Group - ADR (b) (c)	329	40,240
Weibo Corp. - ADR (b) (c)	2,518	167,371
YY, Inc. - ADR (b) (c)	2,800	162,484
		4,921,357
Chile - 0.1%
AES Gener S.A.	100,219	35,292
Colbun S.A.	34,446	7,364
Enel Chile S.A.	1,764,859	193,757

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Chile - 0.1% (Continued)
Enel Generacion Chile S.A.	49,113	$37,062
		273,475
China - 3.7%
Agricultural Bank of China Ltd. - H Shares (a)	509,000	240,563
Aluminum Corp. of China Ltd. - H Shares (a) (c)	226,000	115,712
Baidu.com, Inc. - ADR (c)	16,636	2,975,515
Belle International Holdings Ltd. (a)	97,000	76,460
China Coal Energy Co. Ltd. - H Shares (a) (b)	275,000	133,134
China Communications Services Corp. Ltd. - H Shares (a)	164,000	94,469
China Construction Bank Corp. - H Shares (a)	1,040,000	808,752
China Everbright Ltd. (a)	78,000	169,643
China Shenhua Energy Co. Ltd. - H Shares (a)	49,000	109,019
Great Wall Motor Co. Ltd. - H Shares (a) (b)	300,500	370,857
Huaneng Renewables Corp. Ltd. - H Shares (a)	418,000	128,940
Jiangxi Copper Co. Ltd. (a)	64,000	105,029
Kunlun Energy Co. Ltd. (a)	374,000	317,069
NetEase, Inc. - ADR	1,913	575,105
Shandong Weigao Group Medical Polymer Co. Ltd. (a)	68,000	53,348
Shanghai Electric Group Co. Ltd. (a) (c)	250,000	119,988
Tencent Holdings Ltd. (a)	127,255	4,565,268
Weichai Power Co. Ltd. - H Shares (a)	158,000	138,075
Yanzhou Coal Mining Co. Ltd. - H Shares (a) (c)	162,000	145,220
		11,242,166
Colombia - 0.0% (d)
Interconexion Electrica S.A.	17,647	77,369

Czech Republic - 0.0% (d)
CEZ A/S (a)	1,361	23,691

Denmark - 4.4%
Carlsberg A/S - Series B (a)	24,341	2,601,220
Chr. Hansen Holding A/S (a)	39,943	2,904,936
Coloplast A/S - Series B (a)	39,610	3,310,826
Danske Bank A/S (a)	8,602	330,946

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Denmark - 4.4% (Continued)
Genmab A/S (a) (c)	2,557	$545,205
ISS A/S (a)	2,393	94,000
Novo Nordisk A/S - Class B (a)	9,381	403,077
Novozymes A/S (a)	64,098	2,804,240
Pandora A/S (a)	3,666	342,129
William Demant Holding A/S (a) (c)	5,321	137,676
		13,474,255
Finland - 0.4%
Nokian Renkaat OYJ (a)	8,925	369,455
Orion OYJ - Class B (a)	664	42,419
Sampo OYJ - A Shares (a)	1,075	55,156
Stora Enso OYJ (a)	7,262	93,844
UPM-Kymmene OYJ (a)	25,471	726,333
		1,287,207
France - 9.0%
Alstom S.A. (a) (c)	14,022	489,748
Asml Holding N.V. (a)	951	123,971
Atos SE (a)	4,592	644,337
AXA S.A. (a)	88,743	2,430,196
Carrefour S.A. (a) (b)	72,670	1,837,326
Casino Guichard Perrachon S.A. (a)	3,122	184,907
Cie Generale des Etablissements Michelin (a)	928	123,517
EADS N.V. (a) (c)	28,112	2,320,068
Eiffage (a) (c)	4,815	437,420
Engie S.A. (c)	159,850	2,412,851
Essilor International S.A. (a)	37,762	4,804,038
Eutelsat Communications S.A. (a)	7,530	192,136
Groupe Bruxelle Lambert S.A. (a)	84	8,086
Hermes International (a)	5,979	2,953,623
Hochtief AG (a)	1,191	218,653
LVMH Moet Hennessy Louis Vuitton SE (a)	14,681	3,671,240
Orange S.A. (a)	126,030	2,005,852
Remy Cointreau S.A. (a)	433	50,474
Renault S.A. (a)	1,033	93,465
SCOR SE (a)	5,758	228,764
Sodexo S.A. (a)	1,820	235,232

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
France - 9.0% (Continued)
Total S.A. - ADR (b)	34,037	$1,687,895
Unibail-Rodamco SE (a)	1,434	361,352
Veolia Environnement S.A. (a)	2,640	55,856
Vinci S.A. (a)	772	65,856
		27,636,863
Germany - 4.0%
adidas AG (a)	13,980	2,680,777
Allianz SE (a)	2,654	523,772
BASF SE (a)	1,384	128,454
Bayer AG (a)	3,238	419,698
Brenntag AG (a)	4,157	241,093
Continental AG (a)	561	121,367
Deutsche Lufthansa AG (a)	14,517	330,852
E.ON SE (a) (c)	201,070	1,898,185
Evonik Industries AG (a)	16,192	518,262
Fresenius Medical Care AG & Co. KGaA (a)	21,320	2,057,407
Fresenius Se & Co. KGaA (a)	2,668	229,067
Hannover Rueck SE (a)	2,360	283,481
HeidelbergCement AG (a)	98	9,500
Infineon Technologies AG (a)	390	8,284
LANXESS AG (a)	4,791	363,368
Linde AG (a)	964	183,509
METRO AG (a)	5,257	177,601
OSRAM Licht AG (a)	7,321	584,405
RWE AG (a) (c)	1,472	29,406
SAP SE (a)	7,707	806,741
Siemens AG (a)	931	128,069
thyssenkrupp AG (a)	4,111	117,169
Volkswagon AG (a)	1,958	304,123
		12,144,590
Greece - 0.0% (d)
FF Group (a) (c)	2,985	72,947
JUMBO S.A. (a)	5,237	95,702
		168,649

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Hong Kong - 4.8%
AIA Group Ltd. (a)	678,400	$4,963,419
Asm Pacific Technology Ltd. (a)	15,200	205,090
Bank of East Asia Ltd. (The) (a) (b)	2,200	9,456
Cheung Kong Property Holdings Ltd. (a)	35,000	273,885
China Evergrande Group (a)	89,000	159,668
China Mobile (Hong Kong) (a) (c)	500	5,301
China Mobile Ltd. - ADR (b)	47,024	2,496,504
CITIC Ltd. (a)	130,000	195,434
CK Hutchison Holdings Ltd. (a)	169,125	2,122,441
First Pacific Co. Ltd. (a)	182,000	134,218
Geely Automobile Holdings (a)	10,000	21,553
Guangdong Investment Ltd. (a)	78,000	107,497
Guangzhou R&F Properties Co. Ltd (a)	8,000	12,440
Hang Lung Group Ltd. (a)	38,000	157,229
Honk Kong Exhanges & Clear (a)	900	23,251
Hysan Development Co. Ltd. (a)	54,000	257,709
Jardine Matheson Holdings Ltd. (a)	600	38,518
Kerry Properties Ltd. (a)	61,500	208,816
Kingsoft Corp. Ltd. (a) (b)	71,000	184,824
Nine Dragons Paper Holdings Ltd. (a)	150,000	199,753
PCCW Ltd. (a) (c)	36,000	20,459
Shanghi Industrial Holdings Ltd. (a)	19,000	56,207
Shangri-La Asia Ltd. (a) (c)	120,000	203,518
Sino-Ocean Group Holding Ltd. (a)	235,000	114,944
Swire Pacific Ltd. - Class A (a)	10,500	102,497
Swire Properties Ltd. (a)	64,600	212,949
Wheelock & Co. Ltd. (a)	38,000	286,619
Yue Yuen Industrial Holdings Ltd. (a)	12,000	49,770
ZTE Corp. - Class H (a) (c)	761,400	1,816,125
		14,640,094
Hungary - 0.0% (d)
MOL Hungarian Oil & Gas plc	1,525	119,683
OTP Bank plc	301	10,072
		129,755
India - 1.8%
HDFC Bank Ltd. - ADR	44,131	3,838,073

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
India - 1.8% (Continued)
Tata Motors Ltd. - ADR	55,355	$1,827,269
		5,665,342
Indonesia - 0.0% (d)
Bank Danamon Indonesia Tbk PT (a)	236,500	90,558

Ireland - 0.8%
ICON plc (c)	26,582	2,599,454

Israel - 0.1%
Bank Leumi Le-Israel (a)	89,243	433,594

Italy - 2.1%
Assicurazioni Generali SpA (a)	11,254	185,769
Enel SpA (a)	8,923	47,861
Fiat Chrysler Automobiles (a) (c)	10,717	113,226
Intesa Sanpaolo SpA (a)	810,736	2,578,923
Leonardo-Finmeccanica SpA (a)	870	14,486
Luxottica Group SpA (a)	38,061	2,215,562
Mediobanca SpA (a)	5,585	55,255
Recordati SpA (a)	9,596	389,156
Snam SpA (a)	42,104	183,757
Telecom Italia SpA/Milano (a) (c)	154,013	142,495
Telecom Italia SpA/Milano - Savings Shares	248,688	183,214
Terna Rete Elettrica Nazionale SpA (a)	59,389	320,783
		6,430,487
Japan - 12.8%
Amada Holdings Co. Ltd. (a)	24,600	285,365
Astellas Pharma, Inc. (a)	31,100	381,200
Bridgestone Corp. (a)	11,100	479,892
Canon, Inc. (a)	21,800	741,567
Central Japan Railway Co. (a)	2,300	375,645
Daicel Corp. (a)	8,400	104,994
Dai-ichi Life Insurance Holdings, Inc. (a)	3,000	54,457
Daiichi Sankyo Co. Ltd. (a)	6,200	146,345
Daikin Industries Ltd. (a)	3,600	369,348
Dena Co. Ltd. (a)	6,800	152,840

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 12.8% (Continued)
Eisai Co. Ltd. (a)	1,000	$55,330
Fuji Electric Co. Ltd. (a)	13,000	68,763
Fuji Heavy Industries Ltd. (a)	9,800	332,314
Fujitsu Ltd. (a)	6,000	44,380
Hino Motors Ltd. (a)	10,600	118,360
Hitachi High Technologies	2,900	112,421
Hitachi Ltd. (a)	36,000	221,975
Hoshizaki Electric Corp. (a)	600	54,441
Iida Group Holdings Co. Ltd. (a)	4,800	80,123
Japan Airlines Co. Ltd. (a)	10,700	331,455
Japan Post Bank Co. Ltd. (a) (c)	9,800	125,810
JTEKT Corp. (a)	500	7,358
Kajima Corp. (a)	20,000	169,040
Kakaku.com, Inc. (a)	12,500	179,694
Kamigumi Co. Ltd. (a)	21,000	220,758
Kawasaki Heavy Industries Ltd. (a)	47,000	139,907
Keyence Corp. (a)	9,960	4,384,863
Kikkoman Corp. (a)	11,800	377,477
Kirin Holdings Co. Ltd. (a) (c)	2,600	53,039
Koito Manufacturing Co. Ltd. (a)	10,300	532,642
Komatsu Ltd. (a)	79,400	2,038,086
Kurita Water Industries Ltd. (a)	5,200	142,248
Kyocera Corp. (a)	3,000	174,370
Lawson, Inc. (a)	2,100	146,971
Lion Corp. (a)	5,700	118,234
Maruichi Steel Tube Ltd. (a)	1,400	40,734
Mazda Motor Corp. (a)	125,500	1,763,214
Medipal Holdings Corp. (a)	100	1,854
MEIJI Holdings Co. Ltd. (a)	7,200	583,867
Mitsubishi Corp. (a)	400	8,409
Mitsubishi Electric Corp. (a)	2,000	28,927
Mitsubishi Estate Co. Ltd. (a)	102,900	1,923,575
Mitsubishi UFJ Financial Group, Inc. (a) (c)	56,800	383,135
Mixi, Inc. (a)	3,200	178,086
MS&AD Insurance Group Holdings, Inc. (a)	17,500	590,279
Murata Manufacturing Co. Ltd. (a)	13,800	2,106,885

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 12.8% (Continued)
Nidec Corp. (a)	200	$20,549
Nikon Corp. (a)	10,400	166,711
Nippon Electric Glass Co. Ltd. (a)	7,000	255,355
Nippon Holdings Co. Ltd. (a)	1,500	57,070
Nissan Motor Co. Ltd. (a)	300	2,996
Nomura Research Institute Ltd. (a)	2,667	105,369
OJI Holdings Corp. (a)	18,000	93,199
Ono Pharmaceutical Co. Ltd. (a)	7,400	161,411
Osaka Gas Co. Ltd. (a) (c)	30,000	122,851
Otsuka Holdings Co. Ltd. (a)	45,300	1,934,181
Panasonic Corp. (a)	182,048	2,480,561
Sankyo Co. Ltd. (a)	2,700	91,724
Secom Co. Ltd. (a)	36,000	2,739,181
Sega Sammy Holdings, Inc. (a)	17,500	235,949
Seiko Epson Corp. (a)	90,430	2,017,800
Seven & i Holdings Co. Ltd. (a)	1,900	78,406
Shimadzu Corp. (a)	500	9,528
Shimamura Co. Ltd. (a)	200	24,519
Shin-Etsu Chemical Co. Ltd. (a)	1,400	127,424
Shionogi & Co. Ltd. (a)	10,000	557,604
Sompo Holdings, Inc. (a)	4,300	166,911
Sumitomo Heavy Industries Ltd. (a)	2,000	13,272
Sumitomo Mitsui Financial Group, Inc. (a)	80,000	3,123,695
Sundrug Co. Ltd. (a)	4,400	164,138
Suntory Beverage & Food Ltd. (a)	6,600	306,787
Suzuki Motor Corp. (a) (c)	600	28,584
Sysmex Corp. (a)	33,975	2,033,621
T&D Holdings, Inc. (a)	7,400	113,167
Taisei Corp. (a)	8,000	73,176
Tokio Marine Holdings, Inc. (a)	5,500	228,883
Tokyo Electron Ltd. (a)	100	13,520
Tokyo Tatemono Co. Ltd. (a)	5,100	67,041
Tokyu Fudosan Holdings Corp. (a)	30,000	177,923
Toyo Suisan Kaisha Ltd. (a)	1,200	46,042
Toyoda Gosei Co. Ltd. (a)	1,200	28,755

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 12.8% (Continued)
Toyota Motor Corp. (a)	6,000	$315,395
		39,113,975
Jersey - 1.6%
Experian plc (a)	222,598	$4,568,783
Glencore plc (a) (c)	100,273	375,782
		4,944,565
Korea (Republic of) - 3.0%
Amorepacific Corp. (a)	11,849	3,145,040
BNK Financial Group, Inc. (a)	18,131	173,260
Daewoo Engineering & Construction Co. Ltd. (a) (c)	10,263	67,939
DGB Financial Group, Inc. (a)	19,378	199,661
Dongbu Insurance Co. Ltd. (a)	164	9,740
Hana Financial Group, Inc. (a)	27,054	1,067,786
Hankook Tire Co. Ltd. (a)	3,323	184,603
Hanwha Chemical Corp. (a)	1,609	42,434
Hanwha Corp. (a)	4,378	181,320
Hanwha Life Insurance Co. Ltd. (a)	19,224	116,832
Hyundai Department Store Co. Ltd. (a)	1,208	116,610
Hyundai Engineering & Construction Co. Ltd. (a)	2,292	92,280
Hyundai Marine & Fire Insurance Co. Ltd. (a)	5,563	191,225
Hyundai Steel Co. (a)	517	28,065
KB Financial Group, Inc. (a)	5,981	301,800
KT Corp. (a)	1,089	31,032
LG Corp. (a)	189	12,770
LG Display Co. Ltd. (a)	1,628	52,621
LG Electronics, Inc. (a)	1,346	94,372
Lotte Shopping Co. Ltd. (a)	570	151,171
OCI Co. Ltd. (a)	1,439	112,708
Samsung Electronics Co. Ltd (a)	647	1,346,774
Samsung Heavy Industries Co. Ltd. (a) (c)	6,453	70,254
Shinhan Financial Group Co. Ltd. (a)	7,842	338,141
SK Innovation Co. Ltd. (a) (c)	2,253	311,844
Woori Bank (a)	39,148	630,251
		9,070,533

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Luxembourg - 0.9%
Arcelormittal (c)	106,941	$2,425,868
Eurofins Scientific	230	129,554
SES S.A. (a)	3,480	81,530
		2,636,952
Malaysia - 0.1%
AirAsia BHD (a)	132,900	100,593
IOI Properties Group Berhad (a)	147,300	75,468
UMW Holdings Berhad (a) (c)	6,500	9,037
		185,098
Mexico - 0.9%
Grupo Aerportuario Del Pacifico SAB de CV	4,000	45,073
Wal-Mart de Mexico SAB de CV	1,228,645	2,848,796
		2,893,869
Netherlands - 5.0%
Aegon N.V. (a)	412,597	2,111,735
AerCap Holdings N.V. (c)	79,730	3,701,865
Akzo Nobel N.V. (a)	4,507	391,986
CNH Industrial N.V. (a)	52,990	600,975
Koninklijke DSM N.V. (a)	28,188	2,050,283
Koninklijke KPN N.V. (a)	677,158	2,167,391
Koninklijke Vopak N.V. (a)	6,362	294,822
NN Group N.V. (a)	10,235	363,186
Randstad Holding N.V. (a)	5,175	301,723
Royal Dutch Shell plc - Class A - ADR (b)	51,730	2,751,519
STMicroelectronics N.V. (a)	12,415	178,530
Wolters Kluwer N.V. (a)	8,306	351,302
		15,265,317
New Zealand - 0.0% (d)
Ryman Healthcare Ltd. (a)	1,283	7,795

Norway - 0.7%
DNB ASA (a)	117,241	1,995,882
Norsk Hydro ASA (a)	2,266	12,539
Orkla ASA (a) (c)	12,145	123,434
		2,131,855

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Philippines - 0.1%
Alliance Global Group, Inc. (a)	82,100	$23,276
Pldt, Inc. (a)	4,280	152,431
		175,707
Poland - 0.1%
Alior Bank S.A. (a) (c)	470	7,829
Grupa Lotos S.A. (a) (c)	8,671	119,386
PGE Polska Grupa Energetyczna S.A. (a)	41,848	136,726
Tauron Polska Energia S.A. (a) (c)	93,681	90,508
		354,449
Portugal - 0.1%
Jeronimo Martins SGPS S.A. (a)	9,149	178,632

Qatar - 0.0% (d)
Doha Bank QSC	13,818	113,144

Russian Federation - 1.2%
Inter RAO UES PJSC	2,814,000	182,910
Rostelecom PJSC (c)	14,200	17,176
RusHydro PJSC	10,602,000	143,127
Severstal PJSC (c)	6,680	87,896
Tatneft PJSC (c)	69,260	441,470
Yandex N.V. - Class A (c)	102,758	2,696,371
		3,568,950
Singapore - 1.2%
Capitaland Ltd. (a)	13,900	35,318
DBS Group Holdings Ltd. (a)	157,010	2,363,003
Genting Singapore plc (a)	406,200	320,015
Hutchison Port Holdings Trust	208,600	89,698
Jardine Cycle & Carriage Ltd. (a)	4,600	148,097
Oversea-Chinese Banking Corp. Ltd. (a)	6,100	47,781
Sats Ltd. (a)	63,300	234,810
Sembcorp Industries Ltd. (a)	3,600	8,048
Singapore Exchange Ltd. (a)	34,100	181,726
Singapore Technologies Engineering Ltd. (a)	3,300	8,816
Wilmar International Ltd. (a)	51,400	125,016

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Singapore - 1.2% (Continued)
Yangzijiang Shipbuildings Holdings Ltd. (a)	56,600	$48,907
		3,611,235
South Africa - 0.2%
Capitec Bank Holdings Ltd. (a) (c)	2,819	178,832
Exxaro Resources Ltd. (a)	12,456	88,488
Fortress Income Fund Ltd (a)	72,911	193,452
Growthpoint Properties Ltd. (a)	5,230	9,783
Impala Platinum Holdings Ltd. (a) (c)	19,841	55,929
		526,484
South Korea - 0.1%
Korea Gas Corp. (a)	848	39,416
KT&G Corp. (a)	1,985	202,927
		242,343
Spain - 3.3%
Abertis Infraestructuras S.A. (a)	3,447	63,898
ACS Actividades de Construccion y Servicios S.A. (a)	68,005	2,629,463
Amadeus IT Group S.A. (a)	14,442	863,322
Banco Bilbao Vizcaya Argentaria S.A. - ADR (b)	278,190	2,325,669
Banco Bilbao Vizcaya Argentaria S.A. (a)	29,848	248,644
Bankinter S.A. (a)	29,810	275,010
CaixaBank S.A (a)	17,451	83,426
Dassault Systemes S.A. (a)	318	28,523
Enagas S.A. (a) (b)	20,766	582,812
Grifols S.A. (a)	1,309	36,498
Iberdrola S.A. (a)	51,733	409,973
Industria de Diseno Textil S.A. (a)	46,957	1,803,470
Red Electrica Corporacion S.A.	15,810	330,376
Repsol S.A. (a)	24,232	371,520
		10,052,604
Sweden - 1.7%
Alfa Laval AB (a)	4,786	97,936
Atlas Copco AB - A Shares (a)	60,378	2,321,138
Boliden AB (a)	4,519	123,500
Electrolux AB - Series B (a)	5,313	174,182
Getinge AB - B Shares (a)	14,796	289,735
Husqvarna AB - B Shares (a)	24,164	240,143

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Sweden - 1.7% (Continued)
Millicom International Cellular S.A. (a) (b)	433	$25,606
Nordea Bank AB (a)	3,694	47,038
Skandinaviska Enskilda Banken AB (a)	4,085	49,445
SKF AB - B Shares (a)	33,900	688,237
Svenska Handelsbanken AB (a)	5,113	73,213
Swedbank AB - A Shares (a)	17,761	433,378
Swedish Match AB (a)	9,163	322,750
Telefonaktiebolaget LM Ericsson - B Shares (a)	1,466	10,538
Telia Co. AB (a) (c)	54,077	249,165
		5,146,004
Switzerland - 8.6%
Adecco Group AG (a)	36,116	2,751,282
Chubb Ltd.	33,525	4,873,865
Geberit AG (a)	585	273,160
Givaudan S.A. (a)	57	114,211
Julius Baer Group Ltd. (a) (c)	38,622	2,040,556
Lonza Group AG (a) (c)	1,640	355,236
Nestlé S.A. (a)	66,110	5,765,719
Novartis AG (a)	9,542	796,978
Partners Group Holding AG (a) (c)	1,438	892,832
Roche Holdings AG (a) (c)	14,637	3,739,816
Schindler Holding AG (a)	1,039	220,272
SGS S.A. (a)	1,300	3,151,961
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (a)	83,302	133,711
Sika AG (a)	17	109,138
Sonova Holding AG (a)	726	118,096
Straumann Holding AG (a)	308	175,390
Swiss Life Holding AG (a) (c)	745	252,002
Swiss Re AG (a)	6,262	573,843
		26,338,068
Taiwan - 2.2%
Acer, Inc. (a) (c)	25,000	13,103
Asia Cement Corp. (a)	202,000	173,314
AU Optronics Corp. (a)	907,000	414,236
Catcher Technology Co. Ltd. (a)	6,000	71,553

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Taiwan - 2.2% (Continued)
Chang Hwa Commercial Bank Ltd. (a) (c)	200,000	$114,751
Formosa Petrochemical Corp. (a)	12,000	41,411
Foxconn Technology Co. Ltd. (a)	15,301	46,177
Highwealth Construction Corp. (a) (c)	4,000	6,625
Innolux Corp. (a)	130,000	67,915
Inventec Corp. (a)	17,000	13,854
Lite-On Technology Corp. (a)	169,568	278,498
MediaTek, Inc. (a)	35,000	299,606
Pegatron Corp. (a)	3,000	9,390
Phison Electronics Corp. (a)	14,000	173,056
Powertech Technology, Inc. (a) (c)	3,000	9,260
Shin Kong Financial Holding Co. Ltd. (a) (c)	736,000	195,886
Synnex Technology International Corp. (a) (c)	93,000	104,247
Taiwan Business Bank (a)	448,191	125,283
Taiwan Cooperative Financial Holding Co. Ltd. (a)	75,274	39,982
Taiwan Fertilizer Co. Ltd. (a)	66,000	87,782
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	111,549	3,899,752
Transcend Information, Inc. (a)	15,000	50,287
Wistron Corp. (a)	250,268	254,550
WPG Holdings Ltd. (a)	57,000	76,085
Yulon Motor Co. Ltd. (a)	79,000	70,927
		6,637,530
Thailand - 0.1%
KCE Electronics Public Co. Ltd. (a)	24,900	79,587
PTT Exploration & Production PCL N.V. (a)	68,300	173,469
Siam Commercial Bank PCL N.V. (The) (a)	7,400	33,882
TMB Bank plc (a)	672,100	45,541
		332,479
Turkey - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A.S. (a)	2,859	17,759
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a) (c)	132,532	110,724
Eregli Demir Ve Celik Fabrik (a)	11,850	23,735
Tofas Turk Otomobil Fabrika AS (a)	533	4,377
Turkiye Garanti Bankasi AS (a)	23,368	65,033
Turkiye Halk Bankasi AS (a)	55,538	207,535

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Turkey - 0.2% (Continued)
Turkiye Vakiflar Bankasi TAO (a)	36,020	$66,221
Yapi ve Kredi Bankasi AS (a) (c)	7,184	9,164
		504,548
United Arab Emirates - 0.1%
Aldar Properties PJSC	269,566	168,804
DXB Entertainment PJSC (c)	293,671	60,447
		229,251
United Kingdom - 7.6%
3i Group plc (a)	26,338	309,700
Aberdeen Asset Management plc (a)	10,377	40,859
Anglo American plc (a) (c)	25,614	342,062
AstraZeneca plc (a)	6,579	440,727
Barclays plc (a)	96,217	254,497
BHP Billiton plc (a)	181,636	2,783,060
British American Tobacco plc (a)	8,132	554,192
BT Group plc (a)	93,282	358,727
Burberry Group plc (a)	1,766	38,218
Centrica plc (a) (c)	81,282	211,943
Compass Group plc (a)	202,124	4,266,754
Croda International plc (a)	10,052	509,108
Diageo plc (a)	18,610	550,011
G4S plc (a)	83,685	355,940
GlaxoSmithKline plc (a)	13,565	288,789
HSBC Holdings plc	16,932	156,945
HSBC Holdings plc - ADR (b)	46,990	2,179,866
InterContinental Hotels Group plc	1,501	83,427
Johnson Matthey plc (a)	1,586	59,364
Legal & General Group plc (a) (c)	2,844	9,571
Mondi plc (a)	1,131	29,660
Old Mutual plc (a)	9,559	24,119
Prudential plc (a)	9,643	221,365
Reckitt Benckiser Group plc (a)	54,681	5,543,716
Rolls-Royce Holdings plc (a) (c)	28,913	335,383
Sky plc (a)	30,245	391,745
Smith & Nephew plc (a)	12,082	208,658
Smith & Nephew plc - ADR (b)	56,345	1,963,623

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
United Kingdom - 7.6% (Continued)
Standard Chartered plc (a) (c)	43,033	$435,889
Standard Life plc (a) (c)	904	4,701
Tesco plc (a) (c)	210,959	464,499
		23,417,118
United States - 3.4%
Accenture plc - Class A	32,967	4,077,359
Check Point Software Technologies Ltd. (b) (c)	2,737	298,552
Core Laboratories N.V. (b)	26,829	2,716,973
DP World Ltd. (a)	4,214	88,113
Momo, Inc. (b) (c)	8,085	298,822
Schlumberger Ltd.	44,535	2,932,184
Thomson Reuters Corp.	900	41,657
Yum China Holdings, Inc. (c)	602	23,737
		10,477,397

Total Common Stocks (Cost $251,377,745)		$295,117,449

PREFERRED STOCKS - 0.4%	Shares	Value
Brazil - 0.2%
Cia Paranaense de Energia	8,900	$65,813
Gerdau S.A.	33,800	105,077
Petroleo Brasileiro S.A. (c)	45,200	169,575
Vale S.A. (c)	35,000	284,588
		625,053
Germany - 0.1%
Volkswagon AG (a)	2,487	379,921

Korea (Republic of) - 0.1%
Samsung Electronics Co. Ltd. (a) (c)	62	101,030

Total Preferred Stocks (Cost $851,389)		$1,106,004

RIGHTS - 0.0% (d)	Shares	Value
Doha Bank QSC (Cost $4,193)	2,357	$3,480

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments - (Continued)	June 30, 2017 (Unaudited)

Money Market Funds - 5.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.81% (e)	8,317,783	$8,317,783
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.04% (e) (f)	7,920,767	7,920,767
Total Money Market Funds (Cost $16,238,550)		$16,238,550

Total Investments at Value - 102.1% (Cost $268,471,877)		$312,465,483

Liabilities in Excess of Other Assets - (2.1)%		(6,287,088)

Net Assets - 100.0%		$306,178,395

(a)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $217,612,837 at June 30, 2017, representing 71.1% of net assets (Note 2).
(b)	This security or a partial position of this security is on loan at June 30, 2017. The total market value of securities on loan at June 30, 2017 was $20,186,181 (Note 6).
(c)	Non-income producing security.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of June 30, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of June 30, 2017 was $7,920,767.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,920,767 (Note 6).

ADR -	American Depositary Receipt.
Ltd. -	Limited.
plc -	Public Limited Company.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 8, 2017

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	September 8, 2017

*	Print the name and title of each signing officer under his or her signature.